As filed with the Securities and Exchange Commission on April 2 0, 2012
Registration No. 333-38343/811-8878

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.                                            (  )
POST-EFFECTIVE AMENDMENT NO.  9                                          (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 42                                                               (X)
(Check appropriate box or boxes)

TFLIC SERIES LIFE ACCOUNT
(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)
440 Mamaroneck Avenue
Harrison, New York 10528

(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(727) 299-1531

Arthur D. Woods, Esq.
Vice President and Counsel
Transamerica Financial Life Insurance Company
P.O. Box 9054
Clearwater, FL  33758-9054
(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b)
  X  on May 1, 201 2 pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(1)
___   on   Date  , pursuant to paragraph (a)(1)

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S
May 1, 201 2
TFLIC FINANCIAL FREEDOM BUILDER®
issued through
TFLIC Series Life Account
by
Transamerica Financial Life Insurance Company
Home Office:
440 Mamaroneck Avenue
Harrison, New York 10528
Please direct transactions, claim forms, payments and other correspondence and notices as follows:

Transaction Type	Direct or Send to
Telephonic Transaction	1-727- 299-1800 or 1-800-322-7353 (toll free)
Facsimile Transaction	1-727-299-1648 (subaccount transfers only) 1-727-299-1620 (all other facsimile transactions)
Electronic Communication	www.tflic.com/ny

All payments made by check, and all claims, correspondence and notices	Mailing Address: 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

An Individual Flexible Premium Variable Life Insurance Policy

This prospectus describes the TFLIC Financial Freedom Builder, ® a flexible premium variable life insurance policy (the “Policy”).  You can allocate your Policy’s cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the TFLIC Series Life Account, which invests through its subaccounts in portfolios of the Transamerica Series Trust – Initial Class (“Series Trust”),  the Fidelity Variable Insurance Products Funds – Service Class 2 (the “Fidelity VIP Fund”), and the ProFunds. Please refer to the next page of this prospectus for the list of portfolios available to you under this Policy. We do not currently offer the Policy for sale to new purchasers.

Investing in the Policy involves investment risk and fluctuating interest rates.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your Policy with the Policy described in this prospectus. Additionally, it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.

Prospectuses for the portfolios of the funds must accompany this prospectus.  Certain portfolios may not be available.  Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents	TFLIC Financial Freedom Builder®

Policy Benefits/Risks Summary TFLIC Financial Freedom Builder®

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General
•
The TFLIC Financial Freedom Builder® is an individual flexible premium variable life insurance policy, which gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred accumulation of cash value.

•
The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you.  You should only purchase the Policy if you have the financial ability to keep it in force for a substantial period of time.  You should consider this Policy in conjunction with other insurance that you own.

•	There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge during the first 15 Policy years.

•	You can invest your net premium in, and transfer your cash value to, subaccounts. Y our cash value will fluctuate with the daily performance of the portfolios in which the subaccounts invest.

•
You may place your money in the fixed account where it earns an interest rate declared in advance for a specific period (at least 4% annual interest) or in any of the subaccounts of the TFLIC Series Life Separate Account which are described in this prospectus.

•
The Policy’s cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges that we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and cash withdrawals).  Because returns are not guaranteed, the Policy is not suitable as a short-term investment or savings vehicle.

•	Your Policy offers supplemental riders, and depending on which riders are selected, certain charges may be deducted from the Policy’s cash value as part of the monthly deductions.

Your Policy has a no lapse period guarantee which means that as long as requirements are met, your Policy will remain in force and no grace period will begin until the no lapse date shown on your Policy schedule page, or as explained in the section entitled “Extension of No Lapse Period Guarantee” in this prospectus.  This is true even if your net surrender value is too low to pay the monthly deductions, as long as, on any Monthiversary, you have paid premiums (minus any cash withdrawals, minus any outstanding loan amount, minus any accrued loan interest, and minus any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month.  The no lapse period guarantee is discussed in more detail in the section of this prospectus entitled “Policy Lapse and Reinstatement.”

•
You will have a ” free-look period ” once we deliver your Policy.  You may return the Policy with the original signature during this period and receive a refund. Please see “ Canceling a Policy ” for a description of the free-look period.

•
You may not increase your specified amount.   After the 3rd Policy year and once each Policy year thereafter, you may make the following changes: you may change the death benefit option or decrease the specified amount.  The amount of your decrease may be limited.  For further details, please see “Death Benefits –Changing the Death Benefit Option” and “Decreasing the Specified Amount” in this prospectus.

Flexibility

The Policy is designed to be flexible to meet your specific circumstances and life insurance needs.  Within certain limits, you can:
•	Choose the timing, amount and frequency of premium payments.

•	Change the Death Benefit Option.

•	Decrease the amount of the life insurance coverage.

•	Change the beneficiary.

•	Transfer cash value among investment options available under the Policy.

•	Take a loan against the Policy.

•	Take cash withdrawals or surrender the Policy.

Death Benefit

If the insured dies while the Policy is in force, we will pay a death benefit to the named beneficiary(ies), subject to applicable laws and in accordance with the terms of the Policy. The amount of the death benefit generally depends on the specified amount of insurance that you select, the death benefit option that you choose, your Policy’s cash value, and any additional life insurance provided by riders that you purchase. The death benefit proceeds are reduced by any outstanding loan amount, including accrued loan interest, and any charges that are due and unpaid if the insured dies during the grace period.

You may choose one of three Death Benefit Options:

•	Option A is the greater of:
	>	The specified amount; or
	>	The minimum death benefit under the guideline premium test ; or
	>	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

•	Option B is the greater of:
	>	The specified amount plus the Policy's cash value on the date of the insured's death; or
	>	The minimum death benefit under the guideline premium test ; or
	>	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

•	Option C is the greater of:
	>	The amount payable under Option A; or
	>	The specified amount, multiplied by age-based “factor,” plus the Policy’s cash value on the date of the insured’s death; or
	>	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Cash Value

Cash value is the sum of the subaccount values plus the fixed account value in your Policy on any business day.  It is not guaranteed – it depends on the performance of the investment options that you have chosen, the timing and the amount of premium payments you have made, Policy charges, and how much you have withdrawn from the Policy.

You can access your cash value in several ways:

•
Withdrawals – You can withdraw part of your Policy’s net surrender value once each year after the first Policy year.  Withdrawals are described in more detail in “Surrenders and Cash Withdrawals – Cash Withdrawals.”

•
Loans – After the first Policy year, you can take out a loan from the Policy using your Policy’s net surrender value as security .  L oans and loan interest are described in the section of this prospectus entitled “Loans.”

•
Surrender – You can surrender or cash in your Policy for its net surrender value while the insured is alive.  You may pay a substantial surrender charge. Surrenders are described in more detail in the section entitled “Surrenders and Cash Withdrawals – Surrenders.”

Investment Options

You can choose to allocate your net premiums and cash value among the subaccounts, each of which invests in a corresponding portfolio of the various underlying funds.  Your Policy also offers a fixed account option, which provides a guaranteed minimum   rate of interest.

You can transfer your cash value among the fixed account and the subaccounts during the life of your Policy. You can accumulate cash value in the fixed account and the subaccounts without paying any current income tax.   We may limit the number of transfers out of the fixed account and, in some cases, may limit your transfer activity to deter disruptive trading and market timing.  We may charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.  For more details, please refer to the section entitled "Transfers" in this prospectus.

Tax Information

We intend the Policy to qualify as a life insurance contract under the Internal Revenue Code so that the death benefit generally should not be taxable income to the beneficiary.  If your Policy is not a Modified Endowment Contract (“MEC”) you will generally not be taxed on the gain in the Policy unless you take a cash withdrawal in excess of your basis in the Policy or a loan that is not repaid prior to surrender of your Policy.  If your Policy is a MEC, cash withdrawals, loans, assignments, and pledges are treated first as taxable income to you to the extent of gain then in the policy and then a s non-taxable recovery of basis.  In addition, such gains may be subject to a 10% penalty tax if received before age 59 ½.  Please refer to the section of this prospectus entitled “Federal Income Tax Considerations” for more details.

Risks of Your Policy

Long-Term Financial Planning

The Policy is designed to help meet long-term financial objectives by paying a death benefit to family members and/or other named beneficiaries. It is not suitable as a short-term savings vehicle.  It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs.   The withdrawals may be assessed a charge. You may pay substantial charges if you surrender your Policy.  See the section of this prospectus entitled “ Fee Tables ”  and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your registered representative.

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed (maximum) levels.  If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep your Policy in force.

Investment Risks

If you invest your Policy’s cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease.  Also, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value.  During times of poor investment performance, this deduction will have an even greater impact on your cash value.  You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums.  If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest.  You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risks of Managing General Account Assets

G eneral account assets of TFLIC are used to support the payment of the death benefit under the Policy.  To the extent that Transamerica Financial is required to pay you amounts in addition to your cash value under the death benefit, such amounts will come from general account assets.  You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors.  The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent with the general account investments.

Premium Payments

Federal tax laws limit the amount of premium payments you can make in relation to your Policy’s Death Benefit.  We may refuse all or part of a premium payment that you make or remove all or part of a premium from your Policy and return it to you with earnings under certain circumstances to maintain qualification of the Policy as a life insurance contract for federal income tax purposes.  Please refer to the section entitled “Premiums” for more details.

Lapse

Your Policy will stay i n f orce as long as you have sufficient net surrender value to cover your monthly deductions and Policy charges, or as long as the No Lapse Guarantee is in effect.  Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have insurance coverage.  A Policy lapse may have adverse tax consequences.  There are costs associated with reinstating a lapsed Policy.  For a detailed discussion of your Policy’s Lapse and Reinstatement p rovisions , please refer to the section of this prospectus entitled “Policy Lapse and Reinstatement.”

Withdrawals and Loans

Making a withdrawal or taking a loan may:

•	Reduce your Policy’s specified amount.

•	Reduce the death benefit proceeds paid to your beneficiary.

•	Make your Policy more susceptible to lapsing.

•	Trigger federal income taxes and possibly a penalty tax.

Cash withdrawals will reduce your cash value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees under the Policy. Federal income taxes and a penalty tax may apply to loans, cash withdrawals and surrenders.  Please see the section of this prospectus entitled “Federal Income Tax Considerations.”

Be sure to plan carefully before using these Policy benefits.  For a detailed description of withdrawals and loans, and any associated risks, please see the sections of this prospectus entitled “Surrenders and Cash Withdrawals – Cash Withdrawals” and/or “Loans.”

Surrenders

If you surrender your Policy during the first 15 Policy years you will pay a surrender charge. The surrender charge may be significant.  Federal income tax and/or a penalty tax may apply.  Please see the section of this prospectus entitled “Federal Income Tax Considerations.”

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not paid any outstanding policy indebtedness.

If your Policy is a MEC, cash withdrawals, surrenders, assignments, pledges, and loans that you receive or make during the life of the Policy may be taxable and subject to a federal tax penalty equal to 10% of the taxable amount if taken prior to age 59½.  Other tax issues to consider when you own a life insurance policy are described in more detail in the section of this prospectus entitled “Federal Income Tax Considerations.”

Note:  You should consult with your own qualified tax advisor to apply the law to your particular circumstances.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the prospectuses for the portfolios for more information.

 There is no assurance that any portfolio will meet its investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.  If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below.  These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals from the Policy, surrendering the Policy, or transferring Policy cash value among the subaccounts and the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge2
Premium Charge Premium Expense Charge Premium Collection Charge	Upon payment of each premium	First 10 Policy years = 6.0% of each premium payment; and 2.5% of premiums in Policy years 11+ $3.00 per premium	First 10 Policy years = 6.0% of each premium payment; and 2.5% of premiums in Policy years 11+ $3.00 per premium
Cash Withdrawal Charge1	Upon withdrawal	2.0% of the amount withdrawn, not to exceed $25	2.0% of the amount withdrawn, not to exceed $25

1 When we incur the expense of expedited delivery of your partial withdrawal or complete surrender payment, we will assess the following charges: $2 5 for overnight delivery ($3 5 for Saturday delivery); and $5 0 for wire service.
2The Company reserves the right at any time to change the current charge but never to a level that exceeds the guaranteed charge.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Surrender Charge3	Upon full surrender of the Policy during the first 15 Policy years
Minimum Charge		$7.68 per $1,000 of specified amount during first Policy year4	$7.68 per $1,000 of specified amount during first Policy year4
Maximum Charge		$57.00 per $1,000 of specified amount during first Policy year5	$57.00 per $1,000 of specified amount during first Policy year5
Charge for a Policy insuring a male, issue age 3 0 in the ultimate select non-tobacco use underwriting class 6		$1 2.52 per $1,000 of specified amount during first Policy year	$1 2.52 per $1,000 of specified amount during first Policy year
Transfer Charge 7	Upon transfer	$25 for each transfer in excess of 12 per Policy year	$25 for each transfer in excess of 12 per Policy year
Change in Net Premium Allocation Charge	Upon change of allocation instructions for premium payments in excess of one per Policy quarter	$25 for each allocation instruction change request in excess of one per Policy quarter	None
Pro Rata Decrease Charge	Deducted when specified amount is decreased during the first 15 Policy years	Equal to a pro-rata portion of the surrender charge (as of the date of the decrease) applicable to that portion of the specified amount that is decreased.	Equal to a pro-rata portion of the surrender charge (as of the date of the decrease) applicable to that portion of the specified amount that is decreased.
Terminal Illness Accelerated Death Benefit Rider	When rider is exercised	Discount Factor7	Discount Factor7

3The surrender charge will vary based on the issue age, gender and underwriting class of the insured on the Policy date. The amount of the surrender charge generally declines over time.  The surrender charge factor for the Policy will be 1.00 at issue and will decrease until it reaches zero at the end of the 15th Policy year after the Policy date.  The surrender charge shown in the table is rounded up.  The charges shown in the table may not be typical of the charges you will pay.  More detailed information about the surrender charges applicable to you is available from your registered representative.
4This minimum surrender charge is based on an insured with the following characteristics: female, issue age 4, in the juvenile underwriting class. This minimum charge may also apply to insureds with other characteristics.
5This maximum surrender charge is based on an insured with the following characteristics: male, issue age 80, in the standard tobacco use underwriting class. This maximum charge may also apply to insureds with other characteristics.
6 Because we no longer offer this version of TFLIC Financial Freedom Builder, the information regarding the “representative insured” has not been updated since sales terminated in 2003.
7 The first 12 transfers per Policy year are free.
8 We do not assess an administrative charge for this rider, however, if exercised, we do reduce the single sum benefit by a discount factor to compensate us for income lost due to the early payment of the death benefit. The discount rate is determined by using a factor that is based on the greatest of the current yield on 90-day U.S. Treasury bills or 5%.  For a complete description of the Terminal Illness Accelerated Death Benefit Rider, please refer to the section entitled “Terminal Illness Accelerated Death Benefit Rider” in this prospectus.

The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.
Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly on the Policy date and on each Monthiversary	$7.50 per month	$5.00 per month
Cost of Insurance 9 (without Extra Ratings) 10	Monthly on the Policy date and on each Monthiversary until the insured reaches age 95
Minimum Charge1 1		$0.06 per $1,000 of net amount at risk per month	$0.06 per $1,000 of net amount at risk per month
Maximum Charge1 2		$24.85 per $1,000 of net amount at risk per month	$21.12 per $1,000 of net amount at risk per month
Initial charge for a male insured, issue age 30 , in the ultimate select non-tobacco use class 6		$0.12 per $1,000 of net amount at risk per month	$0.1 2 per $1,000 of net amount at risk per month
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of daily net assets of each subaccount in which you are invested	Annual rate of 0.90% for Policy years 1- 15 and 0.75% for Policy years 16+ of daily net assets of each subaccount in which you are invested
Loan Interest Spread 14	On Policy anniversary1 3	2.0% (effective annual rate, after rounding)	1.25% (effective annual rate, after rounding)

9 Cost of insurance charges are based on each insured’s issue age, gender, underwriting class, specified amount, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy’s schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.
10 We may place insureds in substandard underwriting classes with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to a total charge of $83.33 monthly per $1,000 of net amount at risk.
1 1 This minimum charge is based on an insured with the following characteristics: female, age 10 at issue, juvenile class and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.
1 2 This maximum charge is based on an insured with the following characteristics: male, age 75 at issue, standard tobacco underwriting class and in the 20th Policy year. This maximum charge may also apply to insureds with other characteristics.
1 3 While a Policy loan is outstanding, loan interest is payable in advance on each Policy anniversary. If prior to the next Policy anniversary, there is a loan repayment, Policy lapse or surrender, Policy termination, or the insured’s death, we will refund the amount of any loan interest we charged in advance for the period between the date of any such occurrence above and the next Policy anniversary.
1 4 The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your loan account.  We charge you an annual interest rate on a Policy loan of 5.66% in advance (6.00% effective annual interest rate) on each Policy anniversary.  We will also currently credit the amount in the loan reserve with an effective annual interest rate of 4.75% (4.0% minimum guaranteed).   After the 10 th Policy year, you may receive preferred loan credited rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued loan interest.  The current preferred loan interest rate credited is 6% effective annually, after rounding and is not guaranteed.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Rider Charges:1 5
Accidental Death Benefit Rider	Monthly on the Policy date and on each Monthiversary until the insured reaches age 70
Minimum Charge1 6		$0.10 per $1,000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month
Maximum Charge1 7		$0.18 per $1,000 of rider face amount per month	$0.18 per $1,000 of rider face amount per month
Initial charge for a male insured, issue age 3 0 6		$0.10 per $1,000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month
Children’s Insurance Rider1 8	Monthly on the Policy date and on each Monthiversary until the youngest child reaches age 25	$0.60 per $1,000 of rider face amount per month	$0.60 per $1,000 of rider face amount per month
Other Insured Rider1 9 (without Extra Ratings) 10	Monthly on the Policy date and on each Monthiversary until the other insured reaches age 79
Minimum Charge1 1		$0.06 per $1,000 of rider face amount per month	$0.06 per $1,000 of rider face amount per month
Maximum Charge 20		$8.83 per $1,000 of rider face amount per month	$7.22 per $1,000 of rider face amount per month

1 5 Optional rider cost of insurance charges are based on each insured’s attained age, gender and rider face amount. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  The rider will indicate the maximum guaranteed rider charges applicable to your Policy.  You can obtain more information about this rider by contacting your registered representative.
1 6 This minimum charge is based on an insured with the following characteristics: male, age 45 at issue and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.
1 7 This maximum charge is based on an insured with the following characteristics: male, age 50 at issue and in the 20th Policy year. This maximum charge may also apply to insureds with other characteristics.
1 8 The charge for this rider is based on the rider face amount and the cost per $1,000 does not vary.
1 9 Rider cost of insurance charges are based on each insured’s issue age, gender, underwriting class, Policy year, and the rider face amount. Cost of insurance rates generally will increase each year with the age of the insured.  The cost of insurance rates shown in the table may not be representative of the charges you will pay.  The rider will indicate the maximum guaranteed rider charges applicable to your Policy.  You can obtain more information about these riders by contacting your registered representative.
20 This maximum charge is based on an insured with the following characteristics: male, age 70 at issue and in the 9th Policy year. This maximum charge may also apply to insureds with other characteristics.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Other Insured Rider (without Extra Ratings) (continued) Initial charge for a male insured, issue age 30, in the ultimate select non-tobacco use class 6		$0.12 per $1,000 of rider face amount per month	$0.12 per $1,000 of rider face amount per month
Primary Insured Rider1 9 (without Extra Ratings) 10	Monthly on the Policy date and on each Monthiversary until the insured reaches age 79
Minimum Charge1 1		$0.06 per $1,000 of rider face amount per month	$0.05 per $1,000 of rider face amount per month
Maximum Charge 20		$8.83 per $1,000 of rider face amount per month	$6.86 per $1,000 of rider face amount per month
Initial charge for a male insured, issue age 3 0 , in the ultimate select non-tobacco use class 6		$0.12 per $1,000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month

For information concerning compensation paid for the sale of the Policy, please see “Sale of the Polices.”

Range of Expenses for the Portfolios1, 2

The next table shows the minimum and maximum total operating expenses charged by the portfolios during the fiscal year ended December 31, 201 1 .  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.43%	2.09%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)3
	0.43%	1.69%
1 The portfolio expenses used to prepare this table were provided to Transamerica Financial by the funds.  Transamerica Financial has not independently verified such information.  The expenses shown are those incurred for the year ended December 31, 201 1 .  Current or future expenses may be greater or less than those shown.
2 The table showing the range of expenses for the portfolios takes into account the expenses of several Transamerica Series Trust asset allocation portfolios and the Franklin Templeton VIP Founding Funds Allocation Fund that are each a “fund of funds.”  A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Fund portfolios and affiliated Fund portfolios (each such portfolio an "Acquired Fund").  Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Western Reserve took into account the information received from the Fund groups on the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests. The combined expense information includes the Acquired Fund (i.e., the underlying fund’s) fees and expenses for the Transamerica Series Trust asset allocation portfolios and the Franklin Templeton VIP Founding Funds Allocation Fund. See the prospectuses for the Transamerica Series Trust and the Franklin Templeton VIP Founding Funds Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
3 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 13 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 201 3 .

Transamerica Financial, The Separate Account, the Fixed Account and the Portfolios
Transamerica Financial

Transamerica Financial Life Insurance Company (“Transamerica Financial”), located at 440 Mamaroneck Avenue, Harrison, NY 10528 is the insurance company issuing the Policy.  We are obligated to pay all benefits under the Policy as long as the Policy is active and in force.

Financial Condition of the Company

The benefits under the Policy are paid by Transamerica Financial from its general account assets and/or your cash value held in the Company’s separate account. It is important that you understand that payment of the benefits are not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account.  You assume all of the investment risk for your cash value that is allocated to the subaccounts of the separate account.  Your cash value in those subaccounts constitutes a portion of the assets of the separate account.  These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.    See "The Separate Account."

Assets in the General Account.  You also may be permitted to make allocations to the fixed account, which is supported by the assets in our general account.  See "The Fixed Account."  Any guarantees under the Policy that exceed your cash value, such as those associated with the Policy’s death benefit are paid from our general account (and not the separate account).  Therefore, any amounts that we may be obligated to pay under the Policy in excess of cash value are subject to our financial strength and claims paying ability and our long term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.

    We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account to our policyowners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we may hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and cash value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.  We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide the collateral necessary to finance our business operations.

We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information.  We encourage both existing and prospective policyowners to read and understand our financial statements.  We prepare our financial statements on a statutory basis.  Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York Department of Insurance - as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI).  The SAI is available at no charge by writing to our mailing address – Transamerica Financial Life Insurance Company,  4333 Edgewood Rd. NE, Cedar Rapids, IA 52499 - or by calling us at (800) 322-7353, or by visiting our website www.tflic.com/ny.  In addition, the SAI is available on the SEC’s website at http://www.sec.gov.  Our financial strength ratings, which reflect the opinions of leading independent rating agencies of Transamerica Financial's ability to meet its obligations to its policy owners, are available on our website and the websites of these Nationally Recognized Statistical Ratings Organizations--A.M. Best Company (www.ambest.com), Moody's Investors Service (www.moodys.com) Standard & Poor's (www.standardandpoors.com) and Fitch Ratings (www.fitchratings.com).

The Separate Account

The separate account is a separate account of Transamerica Financial, established under New York law.  We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Separate Account.  As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

•	Remove, combine, or add subaccounts and make the combined or new subaccounts available for allocation of net premiums.
•	Combine the separate account or any subaccount(s) with one or more different separate account(s) or subaccount(s).
•	Close certain subaccounts to allocations of new net premiums by current or new policyowners at any time in our discretion.
•	Transfer assets of the separate account or any subaccount which we determine to be associated with the class of policies to which the Policy belongs, to another separate account or subaccount.
•	Operate the separate account as a management company under the 1940 Act, or as any other form of investment company permitted by law.
•	Establish additional separate accounts or subaccounts to invest in new portfolios of the funds.
•	Manage the separate account at the direction of a committee.
•	Endorse the Policy, as permitted by law, to reflect changes to the separate account and subaccounts as may be required by applicable law.
•	Change the investment objective of a subaccount.
•
Substitute, add, or delete fund portfolios in which subaccounts currently invest net premiums, to include portfolios of newly designated funds. (Fund portfolios will not be added, deleted or substituted without prior approval of the SEC to the extent required by the 1940 Act or other applicable laws.)

•	Fund additional classes of variable life insurance policies through the separate account.
•	Restrict or eliminate any voting privileges of owners or other persons who have voting privileges in connection with the operation of the separate account.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.  We reserve the right to make other structural and operational changes affecting the separate account.

In addition, the portfolios that sell their shares to the subaccounts may discontinue offering their shares to the subaccounts.

The Fixed Account

The fixed account is part of Transamerica Financial's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica Financial has sole discretion over the investment of the fixed account's assets. Transamerica Financial bears the full investment risk for all amounts contributed to the fixed account.  Please see the section above entitled “Risks of Managing General Account Assets.” Transamerica Financial guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 4.0%.

Money you place in the fixed account will earn interest credited daily and compounded annually at a current interest rate in effect at the time of your allocation.  We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 4.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 4.0%.  We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.  We have no formula for determining fixed account interest rates in excess of the guaranteed rate nor any duration for such rates.

We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a first in, first out basis ("FIFO") for the purpose of crediting interest.

The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.  Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

The Portfolios

The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end investment management company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.  Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that a portfolio will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of risks, in the fund prospectuses. You may obtain a free copy of the fund prospectuses by contacting us at our administrative office at 1-800-322-7353 or visiting our website at www.tflic.com/ny. You should read the fund prospectuses carefully.

Note: If you received a summary prospectus for a portfolio list below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
TRANSAMERICA SERIES TRUST:
Transamerica AEGON Active Asset Allocation – Conservative VP 1	Transamerica Asset Management, Inc. AEGON USA Investment Management, LLC	Seeks current income and preservation of capital.
Transamerica AEGON Active Asset Allocation – Moderate Growth VP 1	Transamerica Asset Management, Inc. AEGON USA Investment Management, LLC	Seeks capital appreciation with current income as a secondary objective.
Transamerica AEGON Active Asset Allocation – Moderate VP 1	Transamerica Asset Management, Inc. AEGON USA Investment Management, LLC	Seeks capital appreciation and current income.
Transamerica AEGON Money Market VP 2	Transamerica Asset Management, Inc. AEGON USA Investment Management, LLC	Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica Asset Management, Inc.	Seeks capital appreciation and current income.
Transamerica Asset Allocation – Conservative VP 3	Transamerica Asset Management, Inc.	Seeks current income and preservation of capital.
Transamerica Asset Allocation – Growth VP 3	Transamerica Asset Management, Inc.	Seeks long-term capital appreciation.

1 Each of these asset allocation portfolios is a fund-of-funds and invests in a combination of underlying Exchange Traded Funds (“ETFs”).  Please see the portfolio’s prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.

2 There can be no assurance that the Transamerica AEGON Money Market VP portfolio will be able to maintain a stable net asset value per share.  During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the Transamerica AEGON Money Market VP subaccount may become extremely low and possibly negative.

3 Each of these asset allocation portfolios is a fund of funds and invests in a combination of underlying Transamerica Series Trust and Transamerica Funds portfolios. Please see the portfolio’s prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica Asset Allocation – Moderate Growth VP 3	Transamerica Asset Management, Inc.	Seeks capital appreciation with current income as a secondary objective.
Transamerica Asset Allocation – Moderate VP 3	Transamerica Asset Management, Inc.	Seeks capital appreciation and current income.
Transamerica BlackRock Global Allocation VP 4	Transamerica Asset Management, Inc. BlackRock Investment Management, LLC	Seeks high total investment return.
Transamerica BlackRock Large Cap Value VP	Transamerica Asset Management, Inc. BlackRock Investment Management, LLC	Seeks long-term capital growth.
Transamerica BlackRock Tactical Allocation VP 5	Transamerica Asset Management, Inc. BlackRock Investment Management, LLC	Seeks capital appreciation with current income as a secondary objective.
Transamerica Clarion Global Real Estate Securities VP	Transamerica Asset Management, Inc. CBRE Clarion Real Estate Securities, L.P.	Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
Transamerica Hanlon Balanced VP 6	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks current income and capital appreciation.
Transamerica Hanlon Growth and Income VP 6	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks long-term capital appreciation and some current income.
Transamerica Hanlon Growth VP 6	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks long-term capital appreciation.
Transamerica Hanlon Income VP 6,7	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks conservative stability.
Transamerica International Moderate Growth VP 4	Transamerica Asset Management, Inc.	Seeks capital appreciation with current income as a secondary objective.

4 This portfolio is a fund of funds and invests its assets in an underlying mutual fund, BlackRock Global Allocation V.I. Fund of the BlackRock Variable Series Fund, Inc.  Please see the portfolio’s prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.

5 This portfolio is a fund of funds and invests in a combination of underlying Transamerica Series Trust portfolios and certain funds of Transamerica Funds.  Please see the portfolio’s prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.

6 This portfolio utilizes both a tactical asset allocation strategy and a strategic asset allocation strategy to seek to achieve its objective by investing in underlying funds that consist of ETFs and money market mutual funds.   Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

7 Formerly, Transamerica Hanlon Managed Income VP.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica JPMorgan Core Bond VP	Transamerica Asset Management, Inc. JPMorgan Investment Advisors Inc.	Seeks total return, consisting of income and capital appreciation.
Transamerica JPMorgan Tactical Allocation VP	Transamerica Asset Management, Inc. J. P. Morgan Investment Management Inc.	Seeks current income and preservation of capital.
Transamerica Janus Balanced VP 8	Transamerica Asset Management, Inc. Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Transamerica Jennison Growth VP	Transamerica Asset Management, Inc. Jennison Associates, LLC.	Seeks long-term growth of capital.
Transamerica MFS International Equity VP	Transamerica Asset Management, Inc. MFS ® Investment Management	Seeks capital growth.
Transamerica Morgan Stanley Capital Growth VP	Transamerica Asset Management, Inc. Morgan Stanley Investment Management Inc.	Seeks to maximize long-term growth.
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Asset Management, Inc. Morgan Stanley Investment Management Inc.	Seeks capital appreciation.
Transamerica Multi-Managed Balanced VP	Transamerica Asset Management, Inc. J. P. Morgan Investment Management Inc. BlackRock Financial Management, Inc.	Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.
Transamerica PIMCO Total Return VP	Transamerica Asset Management, Inc. Pacific Investment Management Company LLC	Seeks maximum total return consistent with preservation of capital and prudent investment management.
Transamerica Systematic Small/Mid Cap Value VP	Transamerica Asset Management, Inc. Systematic Financial Management L.P.	Seeks to maximize total return.

8 Formerly, Transamerica Foxhall Global Commodities & Hard Asset VP.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica T. Rowe Price Small Cap VP	Transamerica Asset Management, Inc. T. Rowe Price Associates, Inc.	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Transamerica Third Avenue Value VP	Transamerica Asset Management, Inc. Third Avenue Management LLC	Seeks long-term capital appreciation.
Transamerica WMC Diversified Growth VP	Transamerica Asset Management, Inc. Wellington Management Company, LLP	Seeks to maximize long-term growth.
PROFUNDS:
ProFund VP Bull 9	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index SM . The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Money Market 9,10	ProFund Advisors LLC	Seeks a high level of current income consistent with liquidity and preservation of capital. The fund does not seek to achieve its stated objective over a period of time greater than one day.
ProFund VP Short NASDAQ-100 9	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the   NASDAQ-100 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Short Small-Cap 9	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.
ProFund VP Small-Cap 9	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

9 The ProFund VP portfolios permit frequent transfers.  Frequent transfers may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds VP portfolio may negatively impact a fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.  See “Disruptive Trading and Market Timing.”  Some ProFund portfolios may use investment techniques not associated with most mutual fund portfolios.  Investors in the ProFunds will bear additional investment risks.  See the ProFunds VP prospectus for a description of the investment strategies and risks associated with investing in the ProFund portfolios.

10 There can be no assurance that the ProFund VP Money Market portfolio will be able to maintain a stable net asset value per share.  During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the ProFund VP Money Market subaccount may become extremely low and possibly negative.

Transamerica Asset Management, Inc. ("Transamerica Asset"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding (23%), and   serves as investment adviser to the Transamerica Series Trust (“Series trust”) and manages the Series Trust in accordance with policies and guidelines established by the Series Trust's Board of Trustees. For certain portfolios, Transamerica Asset has engaged investment sub-advisers to provide portfolio management services. Transamerica Asset and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Trust prospectuses for more information regarding Transamerica Asset and the investment sub-advisers.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the VIP Funds and manages the VIP Funds in accordance with policies and guidelines established by the VIP Funds’ Board of Trustees.  For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management service with regard to foreign investments.  FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended.  See the VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

ProFund Advisors LLC (“ProFund Advisors”), located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advis e r and provides management services to all of the ProFunds portfolios. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFunds VP portfolio in accordance with policies and guidelines established by the ProFunds’ Board of Trustees.  ProFund Advisors is a registered investment adviser under the Investment Advisers Act of 1940, as amended.  See the ProFunds prospectuses for more information regarding ProFund Advisors.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Transamerica Financial, and Transamerica Financial may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies.  (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue We Receive”)  We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from policyowners. We have included the Transamerica Series Trust portfolios at least in part because they are managed by Transamerica Asset, our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information that is available to you regarding the portfolios, including each fund's prospectus, statement of additional information and annual and semi-annual reports.  Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of policies to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your voting instructions to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Therefore, because of proportional voting, a small number of policyowners may control the outcome of a vote.  Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.

Services and benefits we provide	•	The death benefit, cash and loan benefits.
under the Policy:	•	Investment options, including premium allocations.
	•	Administration of elective options.
	•	The distribution of reports to owners.

Costs and expenses we incur:	•	Costs associated with processing and underwriting applications.
	•	Expenses of issuing and administering the Policy (including any Policy riders).
	•	Overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies.
	•	Other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:	•	That the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate.
	•	That the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct.

Some or all the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Charges

Before we allocate the net premium payments you make, we will deduct the following charges:

Premium expense charge:	•	This charge equals:
> 6.0% of premiums during the first ten Policy years; and
> 2.5% of premiums thereafter.
	•	Some or all of the premium expense charges we deduct are used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes.
Premium collection charge:	•	This charge equals $3.00 per premium payment.
	•	We will not increase this charge.

Monthly Deduction

Monthly deductions will be withdrawn on the Policy date and each Monthiversary from each subaccount and the fixed account in accordance with the Policy’s current a llocation .   If the value of any account is insufficient to pay its p art of the monthly deduction then we will deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary).

Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

The monthly deduction is equal to:	•	The monthly Policy charge; plus
	•	The monthly cost of insurance charge for the Policy; plus
	•	The monthly charge for any benefits provided by riders attached to the Policy; plus
	•	The pro rata decrease charge (if applicable) incurred as a result of a decrease in the specified amount.

Monthly Policy Charge:
	•	This charge currently equals $5.00 each Policy month. After the first Policy year, we may increase this charge.
	•	We guarantee this charge will never be more than $7.50 per month.
	•	We may waive this charge at issue on additional policies (not on the original Policy) purchased naming the same owner and insured.
	•	This charge is used to cover aggregate Policy expenses.

Cost of Insurance Charge:
We deduct this charge each month. It varies each month and is determined as follows:
1.
Divide the death benefit on the Monthiversary by 1.0032737 (this factor reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%);

		2.	Subtract the cash value on the Monthiversary;
		3.	Multiply by the appropriate monthly cost of insurance rate for the Policy.

Optional Insurance Riders:
•
The monthly deduction will include charges for any optional insurance benefits you add to your Policy by rider. Please refer to the section below entitled “Rider Charges” for a description of the rider charges.

To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates and consider a number of factors including, but not limited to: the insured's attained age, gender, rate class, and the length of time that the Policy has been in force.  The factors that affect the net amount at risk include investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount).  The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time.  The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables (“1980 C.S.O. Tables”) and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. Tables.

The underwriting class of the insured will affect the cost of insurance rates.  We use a standard method of underwriting in determining underwriting classes, which are based on the health of the insured.  We currently place insureds into preferred and standard classes.  We also place insureds into substandard classes with extra ratings, which reflect higher mortality risks and will result in higher cost of insurance rates.  Examples of reasons an insured may be placed in an extra risk factor or underwriting class include, but are not limited to, medical history, avocation, occupation, driving record, or planned future travel (where permitted by law).

We may issue certain Policies on a simplified or expedited basis.  Cost of insurance rates charged for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

The cost of insurance charge for any optional insurance rider and for any increase in rider specified amount is calculated in the same manner used to determine the Base Policy’s cost of insurance charges.  Generally, the current cost of insurance rates for the optional riders are lower than the current cost of insurance rates on the Base Policy’s net amount at risk.  The guaranteed cost of insurance rates under the riders are substantially the same as the guaranteed cost of insurance rates on the Policy’s net amount at risk.

Mortality and Expense Risk Charge

We deduct a daily charge from your Policy’s cash value in each subaccount that, together with other fees and charges will compensate us for services rendered, the expenses expected to be incurred, and the risks assumed.  This charge is a maximum of:

•	Your Policy's cash value in each subaccount; multiplied by
•	The daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%. (The annual rate is equal to 0.90% of the average daily net assets of each subaccount.)

 We intend to reduce this charge to 0.75% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.90% level after the 15th Policy year.

The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

If this charge, combined with other Policy fees and charges, does not cover our total actual costs for services rendered and expenses incurred, we absorb the loss. Conversely, if these fees and charges more than cover actual costs, the excess is added to our surplus. We expect to profit from this charge.

Surrender Charge

If you surrender your Policy completely during the first 15 years, we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you.  There is no surrender charge if you wait until the end of the 15th Policy year to surrender your Policy.  The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

The surrender charge may be significant. You should evaluate this charge carefully before you consider a surrender. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years.   This will depend on a number of factors, but is more likely if:

•	You pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy. and/or
•	Investment performance is too low.

The surrender charge is equal to:	•	The surrender charge per thousand; multiplied by
	•	The number of thousands of specified amount as it is stated in the Policy; multiplied by
	•	The surrender charge factor.

The surrender charge per thousand applies to each $1,000 of specified amount stated in your Policy.  It varies with the insured’s issue age, gender and rate class.  See the surrender charge table found in Appendix A.

The surrender charge factor varies with the insured's age and number of years since the Policy date.  For insureds issue ages 0-39, the surrender charge factor is equal to 1.00 during Policy years 1-5. It decreases by 0.10 each year until the end of the 15th year when it is zero. If you are older than 39 when we issue your Policy, the factor is less than 1.00 at the end of the first Policy year and decreases to zero at the end of the 15th year. In no event are the surrender charge factors any greater than those shown on the table below. We generally determine the surrender charge factor from the Policy date to the surrender date, regardless of whether there were any prior lapses and reinstatements.

Surrender Charge Factors
Factors for Issue Ages
End of Policy Year*	0-39	40-44	45-49	50-54	55-59	60-64	65-69	70-74	75-80
At issue	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
1	1.00	0.96	0.96	0.96	0.96	0.96	0.95	0.95	0.94
2	1.00	0.93	0.92	0.92	0.92	0.92	0.91	0.90	0.89
3	1.00	0.89	0.89	0.89	0.88	0.88	0.87	0.86	0.84
4	1.00	0.85	0.85	0.85	0.84	0.84	0.83	0.82	0.79
5	1.00	0.81	0.81	0.81	0.81	0.80	0.79	0.77	0.74
6	0.90	0.77	0.77	0.77	0.76	0.76	0.75	0.73	0.69
7	0.80	0.73	0.73	0.73	0.72	0.72	0.71	0.69	0.64
8	0.70	0.69	0.69	0.68	0.68	0.68	0.66	0.62	0.59
9	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.54
10	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.49
11	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40
12	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30
13	0.20	0.20	0.20	0.20	0.20	0.20	0.20	0.20	0.20
14	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
15+	0	0	0	0	0	0	0	0	0

* The factor on any date other than a Policy anniversary will be determined proportionately using the factor at the end of the Policy year prior to surrender and the factor at the end of the Policy year of surrender.

Surrender Charge Example: Assume a male tobacco user purchases the Policy at issue age 35 with a specified amount of $100,000. The Policy is surrendered in Policy year 6. The surrender charge per thousand is $16.48. This is multiplied by the surrender charge factor of 0.90.

The surrender charge	=	The surrender charge per $1,000 ($16.48)
	x	The number of thousands of initial specified amount (100)
	x	The surrender charge factor (0.90)
	=	$1,483.20

The surrender charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs, as well as aggregate Policy expenses.

Pro Rata Decrease Charge

If you decrease the specified amount during the first 15 Policy years we will deduct a pro rata decrease charge from your cash value.

The pro rata decrease charge is equal to:	•	The surrender charge per thousand (see Appendix B); multiplied by
	•	The number of thousands in the specified amount decreased; multiplied by
	•	The surrender charge factor applicable at the time of the decrease.

We will not deduct the pro rata decrease charge from the cash value when a specified amount decrease results from:

•	A change in the death benefit option ; or
•	A cash withdrawal (when you select death benefit Option A).

If a pro rata decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

We will determine the pro rata decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the pro rata decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

Transfer Charge

We currently allow you to make 12 transfers each year free of charge. Except as listed below, we may charge $25 for each additional transfer.

•	For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, are considered a single transfer.
•	We deduct the transfer charge from the amount being transferred.
•	Transfers resulting from loans or the exercise of conversion rights currently are not treated as transfers for the purpose of assessing this charge.
•	Transfers among the ProFunds subaccounts are not treated as transfers for the purpose of assessing this charge.
•	Transfers under dollar cost averaging and asset rebalancing currently are not treated as transfers for purposes of this charge.
•	We will not increase this charge.

Loan Interest Charge d

We charge you an annual interest rate on a Policy loan of 5.66% in advance (6.00% effective annual interest rate, after rounding) on each Policy anniversary.  We also currently credit the amount in the loan reserve with an effective annual interest rate of 4.75% (4.0% minimum guaranteed).  After offsetting the 4.75% interest we credit, the net cost of loans currently is 1.25% annually, after rounding (2.00% maximum guaranteed, after rounding).  After the 10th Policy year, you may receive preferred loan credited rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued loan interest.  The current preferred loan interest rate credited is 6.00% effective annually, after rounding and is not guaranteed.

Cash Withdrawal Charge

After the first Policy year, you may take one cash withdrawal per Policy year if your surrender value is sufficient to cover the amount of the withdrawal and the associated cash withdrawal charge.

Cash withdrawals from your Policy are subject to the following:

•	When you take a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.
•	We deduct this amount from the withdrawal, and we pay you the balance.
•	We will not increase this charge.

Taxes

We currently do not take any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

Rider Charges

The following charges apply if you elect any of the riders available under your Policy as noted below (see “Supplemental Benefits (Riders)”):

•
Terminal Illness Accelerated Death Benefit Rider.    If the rider is exercised, w e discount the single sum benefit to compensate us for  income lost due to the early payment of the death benefit. The discount rate is determined by using a factor that is based on the greatest of the current yield on 90-day U.S. Treasury bills or 5%. For a complete description of the Terminal Illness Accelerated Death Benefit Rider, please refer to the section entitled “Terminal Illness Accelerated Death Benefit Rider” in this prospectus.

•
Primary Insured Rider (“PIR”). We assess a cost of insurance charge based on the insured’s issue age, gender, underwriting class, Policy year and the rider face amount. Cost of insurance charges generally will increase each year with the age of the insured. These charges are based on the 1980 Commissioners Standard Ordinary Mortality Tables.

•
Other Insured Rider. We assess a cost of insurance charge based on each other insured’s issue age, gender, underwriting class, Policy year, and the rider specified amount. Cost of insurance charges generally will increase each year with the age of the insured. These charges are based on the 1980 Commissioners Standard Ordinary Mortality Tables.

•	Children’s Insurance Rider. We assess a cost of insurance charge based on the rider face amount regardless of the number of children insured.
•
Accidental Death Benefit Rider. We assess a cost of insurance charge based on the insured’s attained age and rider specified amount. Cost of insurance charges generally will increase each year with the age of the insured.

Portfolio Expenses

The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares.  Some portfolios also deduct 12b-1 fees from portfolio assets.  See the fund prospectuses for more detailed information about the portfolios.

Our affiliate, Transamerica Capital, Inc. (“TCI”), serves as the principal underwriter for the Policies, will receive the 12b-1 fees deducted from the VIP Funds portfolio assets for providing shareholder support services to the VIP Funds portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur.  We (and/or our affiliates) generally receive three types of payments:

•
Rule 12b-1 Fees.    We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the Policies indirectly   receives 12b-1 fees from the funds available as investment choices under our variable insurance products .  Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us.  These fees range from 0.00% to 0. 35 % of the average daily assets of the certain underlying fund portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•
Administrative, Marketing and Support Service Fees (“Service Fees”).  The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including TCI.  These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realizes on the advisory fee deducted from portfolio assets.  The amount of this compensation we or our affiliates receive is generally based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant.  Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica Financial and TCI
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
Transamerica Series Trust **	--	Fidelity Variable Insurance Products Funds	0. 35%***
ProFunds	0.50%
*Payments are based on a percentage of the average assets of each fund portfolio owned by the subaccounts that are available under this Policy and under certain other variable insurance products offered by our affiliates and us.  We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.
**Because the Transamerica Series Trust is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the Transamerica Series Trust portfolios, in terms of our and our affiliates’ overall profitability.  During 201 1 we received $ 299,774.66 in benefits from Transamerica Asset.
***We receive this percentage once $100 million in fund shares are held by the subaccounts of Transamerica Financial and its affiliates.

Other payments.  We and our affiliates, including TCI and Transamerica Financial Advisors, Inc. (“TFA”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued or managed by us and our affiliates. These payments may be derived in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from portfolio assets.  Policyowners, through their indirect investment in the portfolios, bear the costs of those advisory fees (see the prospectuses for the funds for more information.  Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to assist with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.

For the calendar year ended December 31, 2011, TCI received total revenue sharing payments in the amount of $3,368,635.55 from the following fund managers and/or sub-advisers to participate in TCI’s events: AEGON USA Investment Management, Inc., AllianceBernstein Investments, Black Rock Investment Management, Fidelity Investments, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management Inc., ING Clarion Real Estate Securities, Invesco AIM, Janus Capital, Jennison Associates, JP Morgan Investment Management, Logan Circle Investment Partners, Loomis, Sayles & Company, MFS Investment Management, Madison Asset Management, LLC, Morgan Stanley Investment Management, Neuberger Berman Management, OppenheimerFunds, Pacific Investment Management Company, Schroder Investment Management North America, Systematic Financial Management LP, Thompson, Siegel and Walmsley LLC, Vanguard, and Wellington Management Company.

Please Note: Some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be profit to us, and may be used for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Policies; and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the fund portfolios.

For further details about the compensation payments we make in connection with the sale of the Policies, see "Sale of the Policies" in this prospectus.

The Policy

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

•	To designate or change beneficiaries.
•	To receive amounts payable before the death of the insured.
•	To assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment).
•	To change the owner of this Policy.
•	To change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive a Transfer of Ownership form or a written request with a W9 form thereof.   The request will take effect as of the date we receive it, in good order, at our mailing address, or by fax at our administrative office (1-727-299-1620), subject to payment or other action taken by us before it was received.

Modifying the Policy

Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary.  No registered representative may bind us by making any promise not contained in this Policy.

Upon notice to you, we may modify the Policy:

•	To make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or
•	To assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life policies; or
•	To reflect a change in the operation of the separate account; or
•	To provide additional subaccounts and/or fixed account options.

Purchasing a Policy

 (Note: This Policy is not available for new purchases.)

To purchase a Policy, you must submit a completed application, in good order, and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with TCI, the principal underwriter for the Policy, and us.

There may be delays in our receipt and processing of applications and premium payments that are outside of our control – for example, because of the failure of a selling broker-dealer or registered representative to promptly forward the application to us at our mailing address, or because of delays in determining whether the Policy is suitable for you. Any such delays will affect when your Policy can be issued.

You select the specified amount of insurance coverage for your Policy within the following limits. Our minimum specified amount for a Policy was generally $50,000 for issue ages 0-45 and $25,000 for issue ages 46-80.

We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 80. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

•	The date of your application; or
•	The date the insured completes all of the medical tests and examinations that we require.

Tax-Free "Section 1035" Exchanges

You can generally exchange one life insurance policy for another  policy covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

Insurance coverage under the Policy will take effect only if all of the following conditions have been met: (1) the first full premium must be received by the Company; (2) during the lifetime of any proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or (2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.

Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

The aggregate amount of conditional insurance coverage, if any, is the lesser of:	•	The amounts applied for under all conditional receipts issued by us; or
	•	$500,000 of life insurance.

Subject to the conditions and limitations	•	The date of application; or
of the conditional receipt, conditional insurance under the terms of the policy applied for may become effective as of the later of:	•
The date of the last medical examination, test, and other screenings required by us, if any (the “Effective Date”).  Such conditional insurance will take effect as of the Effective Date, so long as all of the following requirements are met:

1.
The person proposed to be insured is found to have been insurable as of the Effective Date, exactly as applied for in accordance with our underwriting rules and standards, without any modifications as to plan, amount, or premium rate.

		2.	As of the Effective Date, all statements and answers given in the application must be true.
3.
The payment made with the application must not be less than the full initial premium for the mode of payment chosen in the application and must be received at our mailing address within the lifetime of the proposed insured.

		4.	All medical examinations, tests, and other screenings required of the proposed insured by us are completed and the results received at our office within 60 days of the date the application was signed.
		5.	All parts of the application, any supplemental application, questionnaires, addenda and/or amendment to the application are signed and received at our mailing address.

Any conditional life insurance coverage	•	60 days from the date the application was signed.
terminates on the earliest of:	•	The date we either mail notice to the applicant of the rejection of the application and/or mail a refund of any amounts paid with the application.
	•	When the insurance applied for goes into effect under the terms of the Policy that you applied for ; or
	•	The date we offer to provide insurance on terms that differ from the insurance for which you have applied.

Special limitations of the conditional	•	The conditional receipt is not valid unless:
receipt:		>	All blanks in the conditional receipt are completed ; and
		>	The Receipt is signed by a registered representative or authorized Company representative.

Other limitations:	•	There is no conditional receipt coverage for riders or any additional benefits, if any, for which you may have applied.
	•	If one or more of the Receipt’s conditions have not been met exactly, or if a proposed insured dies by suicide, we will not be liable except to return any payment made with the application.
•
If we do not approve and accept the application within 60 days of the date you signed the application, the application will be deemed to be rejected by us and there will be no conditional insurance coverage.  In that case, Transamerica’s liability will be limited to returning any payment(s) you have made upon return of this Receipt to us.

Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the Transamerica AEGON Money Market VP subaccount.  On the record date, which is the date we record your Policy on our books as an in force Policy, we will allocate our cash value from the Transamerica AEGON Money Market VP subaccount to the accounts you elect on our application.

On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our administrative office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading.

Transaction Type:	Priced when received at our:
payment by check	mailing address, unless other address appears on your billing coupon
transfer request	administrative office
payment by wire transfer	administrative office
electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments)	administrative office

Premiums

Allocating Premiums

You must instruct us on how to allocate your net premium among the subaccounts and the fixed account.  You must follow these guidelines:

•	Allocation percentages must be in whole numbers.
•	If you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $100 monthly.
•	If you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000.

Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-322-7353 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time .

 Please note:  Certain subaccounts have similar names.  When you provide your allocation instructions, please state or write the full name of the subaccount that you select to ensure the request is in good order. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1% of a net premium payment.

Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern Time ). If we receive a premium payment after the NYSE closes or on a day that the NYSE is closed for trading, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading.  Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Premium Flexibility

You generally have flexibility to determine the frequency and the amount of the premiums you pay Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.  See “Minimum Monthly Guarantee Premium” below.

Planned Periodic Payments

You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your selling firm of any address changes so that we may be able to keep your current address on record.

Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).

Minimum Monthly Guarantee Premium

The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you fail to regularly pay premiums at least as large as the current minimum monthly guarantee premium.

Until the no lapse date shown on your Policy schedule page, or in the section entitled “Extension of No Lapse Guarantee Period,”   we guarantee that your Policy will not lapse so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any pro rata decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums times the number of months from the Policy date up to and including the current month. If you take a cash withdrawal or a loan, if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in effect.

The initial minimum monthly guarantee premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, rate class of the insured, and the specified amount requested. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum monthly guarantee premium.

No Lapse Guarantee Period

Until the no lapse date shown on your Policy schedule page, or in the section entitled “Extension of No Lapse Guarantee Period,”   your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as the total amount of the premiums you paid (minus any cash withdrawals, minus any outstanding loan amount, and minus any pro rata decrease charge) equals or exceeds the sum of the minimum monthly guarantee premium in effect for each month from the Policy date up to and including the current month. (Your initial minimum monthly guarantee premium is shown on your Policy schedule page.  You may obtain information about your minimum monthly guarantee premium and assistance to determine the amount of premiums you must pay to keep your Policy in force by contacting our administrative office.)  Please see the section of this prospectus entitled “Policy Lapse and Reinstatement.”

After the no lapse period ends, paying the current minimum monthly guarantee premium each month will not necessarily keep your Policy in force. You may need to pay additional premiums to keep the Policy in force.

Premium Limitations

Premium payments must be at least $50 ($1,000 if by wire). We may return premiums less than the minimum.  We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws.

 This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment  within 6 0 days after   the end of that Policy year.   We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.  We will not accept a payment that will cause the Policy to become a modified endowment contract without your consent.

Making Premium Payments

We will deduct certain charges from your premium payments.  We will accept premium payments by wire transfer. If you wish to make payments by wire transfer, you should contact our administrative office at 1-800-322-7353 for instructions on wiring federal funds to us.

Tax-Free Exchanges ("1035 Exchanges"). W e will accept a part of or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

Subject to our underwriting requirements, we will permit you to make one additional cash payment within three (3) business days of receipt at our administrative office of the proceeds from the 1035 Exchange before we finalize your Policy’s specified amount.

Please Note:  We may hold premium payments in a non-interest bearing account for up to 14 days if applying the premium payment would cause the Policy to violate Internal Revenue Code Section 7702 or other provisions of the Internal Revenue Code. Please refer to the section of this prospectus entitled “Federal Income Tax Considerations” for more information regarding tax considerations regarding your Policy or consult a qualified tax advisor.

Transfers

General

You or your registered representative/agent of record may make transfers among the subaccounts or from the subaccounts to the fixed account. You will be bound by any transfers made by your authorized registered representative. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request.  We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

The following features apply to transfers under the Policy:

•
You currently may request transfers in writing to our mailing address (in a form we accept), or by fax or by telephone to our administrative office. Please note: Certain subaccounts have similar names. When you provide your transfer instructions, please state or write the full name of the subaccount that you select for your transfer to ensure the request is in good order.

•	There is no minimum amount that must be transferred.
•	There is no minimum amount that must remain in a subaccount after a transfer.
•	Except as listed below, we may deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
•	We consider all transfers made in any one day to be a single transfer.
•
Transfers resulting from loans or the exercise of conversion rights, or due to reallocation of cash value immediately after the record date, are currently not treated as transfers for the purpose of the transfer charge.

•	Transfers via the Internet are not permitted.
•	Transfers among the ProFunds subaccounts are not treated as transfers for the purpose of assessing the transfer charge.
•	Transfers under dollar cost averaging and asset rebalancing currently are not treated as transfers for the purpose of assessing the transfer charge.

We will process any transfer order that is received in good order, and in writing, at our mailing address, or by fax or by telephone at our administrative office, before the NYSE closes (usually 4:00 p.m. Eastern Time ) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, or on a day the NYSE is closed for trading, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Disruptive Trading and Market Timing

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity.  If you invest in the ProFunds subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

           Statement of Policy.  This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders.  Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

           Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policyowners (and beneficiaries and underlying fund portfolios).  These risks and harmful effects include:

(1)
Dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”).

(2)	An adverse effect on portfolio management, such as:
	(a)	Impeding a portfolio manager’s ability to sustain an investment objective.
	(b)	Causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case.
	(c)	Causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.
(3)	Increased brokerage and administrative expenses.

           These costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.

           We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading.  Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

           Detection.  We employ various means in an attempt to detect and deter market timing and disruptive trading.  However, despite our monitoring we may not be able to detect nor halt all harmful trading.  In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer from marketing timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence.  If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading.  Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policyowners (or having an interest in the variable insurance products).  As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges.  We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers.  This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail.  We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

           We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations; or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer; or (3) because of a history of market timing or disruptive trading.  We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis.  We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit.  We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed.  For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. Please note: If you engage a third party investment advisor for asset allocation services then you may be subject to the transfer restrictions because of the actions of your investment advisor in providing those services.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels.  At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios).  Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

           In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers.  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio.  To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

           Under our current policies and procedures, we do not:

•	Impose redemption fees on transfers.
•
Expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

•	Provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a defensive transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur (although some level of market timing and disruptive trading can occur with a defensive transfer restriction). As noted above, we do not impose a defensive transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please Note:  The limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection.  As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading frequent or harmful transfers by such policyowners or intermediaries acting on their behalf.  Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.

           Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product.  In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

           Underlying Fund Portfolio Frequent Trading Policies.  The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures.  The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance policies to discourage market timing and disruptive trading.  Policyowners should be aware that we may not have the contractual ability or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers.  Accordingly, policyowners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from  market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

You should be aware that, as required by SEC regulation, we have entered into a written agreement with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund's portfolios.  In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a specific portfolio if the fund identifies you as violating the frequent trading policies that the fund has established for that portfolio.

If we receive a premium payment from you that you allocate into a fund that has directed us to restrict or prohibit your trades into the fund, then we will request new allocation instructions from you.  If we receive from you a transfer request into a fund that has directed us to restrict or prohibit your trades, then we will not effect the transfer.

Omnibus Order.  Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products.  The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures.  We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.  In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds Subaccounts.  Because the above restrictions do not apply to the ProFunds subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Telephone and Fax Privileges

  Telephone transfer privileges will automatically apply to your Policy unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at our administrative office at 1-800-322-7353, Monday - Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern Time , or fax your instructions to our subaccount transfer fax number 1-727-299-1648 (for all other fax requests, please use 1-727-299-1620). Please note: Certain subaccounts have similar names. When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation to ensure that those allocation instructions are in good order.

Please note the following regarding telephone or fax transfers:

•	We will employ reasonable procedures to confirm that instructions are genuine.
•	If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.
•	If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
•
Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

•	We may also require that you send us the telephone or fax transfer order in writing.
•	If you do not want the ability to make telephone transfers, you should notify us in writing at our mailing address or through our fax number.
•	We will not be responsible for same-day processing of transfers if the transfer order is faxed to a number other than 1-727-299-1648 or 1-727-299-1620.
•
We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

Fixed Account Transfers

Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year.  If we change this, we will notify you at the time of transfer.

We also reserve the right to limit the maximum amount you may transfer from the fixed account to the greater of:
•	25% of the amount in the fixed account.
•	The amount you transferred from the fixed account in the immediately prior Policy year.

These restrictions do not apply to dollar cost averaging transactions. However, the transfer may not be greater than the unloaned portion of the fixed account on that date.

We will make the transfer at the end of the valuation date on which we receive the request in good order, at our administrative office (for telephonic and facsimile transactions) or at our mailing address (for written correspondence).   We also reserve the right to require that you make the transfer request in writing and that we receive the written request no later than 30 days after a Policy anniversary.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive such written notice.

Conversion Rights

If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing, in good order, to our administrative office.

In the event of a material change in the investment policy of any portfolio, you may transfer the subaccount value in that portfolio to the fixed account without a transfer charge.  We must receive your request to transfer the s ubaccount value to the fixed account, in good order, within 60 days after the effective date of the change of investment policy or the date you receive notification of such change, whichever is later.

Reduced Paid-Up Benefit

You may transfer all values from the subaccounts to the fixed account and purchase a Reduced Paid-Up Benefit without incurring a transfer charge.  We must receive at our administrative office your written request, in good order, for such a transfer and purchase of a Reduced Paid-Up Benefit at least 30 days before the next Policy anniversary, and will no longer permit premium payments, Policy loans, withdrawals or transfers after receiving such written request.

The amount of the Reduced Paid-Up Benefit is based upon:
•	Net surrender value on the date this benefit takes effect.
•	The cost of insurance rates guaranteed in your Policy.
•	The guaranteed interest rate for the fixed account.

The Reduced Paid-Up Benefit amount cannot exceed the current death benefit proceeds.  Any net surrender value not used to purchase the Reduced Paid-Up Benefit will be paid to you.  The amount of the Reduced Paid-Up Benefit will remain level and will not be less than that required by law.

At any time preceding the death of the insured, you may surrender the Reduced Paid-Up Benefit for its then current value based on the guaranteed cost of insurance rates and the guaranteed interest rate for the fixed account specified in the Policy.
Dollar Cost Averaging

Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

Under dollar cost averaging, we automatically transfer a set dollar amount from the Transamerica AEGON Money Market VP subaccount or the Transamerica JP Morgan Core Bond VP subaccount, or the fixed account, to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the record date. We will make the first transfer in the month after we receive your request, in good order, at our mailing address or by facsimile at our administrative office, provided that we receive the form by the 25th day of the month. (Note: As stated on the dollar cost averaging form, the date that you select cannot be the 29th, 30th or 31st of any month.

To start dollar cost averaging:	•	You must submit to us, in good order, in writing to our mailing address (or by facsimile to our administrative office) a completed form signed by the owner requesting dollar cost averaging.
	•	You must have at least $5,000 in each subaccount or the Fixed Account from which we will make transfers.
	•	Your total transfers each month under dollar cost averaging must be at least $100.
	•	Each month, you may not transfer more than one tenth of the amount that was in your fixed account at the beginning of dollar cost averaging.

You may request dollar cost averaging at any time. There is no charge for dollar cost averaging.

Dollar cost averaging will terminate if any of the following occur:	•
We receive your request, in good order, at our mailing address (or by facsimile or by telephone at our administrative office) to discontinue your participation from you, your registered representative or your agent of record.

	•	The value in the accounts from which we make the transfers is depleted.
	•	You elect to participate in the asset rebalancing program.
	•	You elect to participate in any asset allocation services provided by a third party.

If you terminate your participation in the dollar cost averaging program, we will stop making dollar cost averaging transfers without a new completed dollar cost averaging request form signed by the owner. We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected.  Asset rebalancing is not available with the fixed account.  Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your asset rebalancing instructions. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

 You may elect asset rebalancing to occur on a monthly, quarterly, semi-annual or annual basis. Once we receive the asset rebalancing request form, in good order, at our mailing address (or by facsimile at our administrative office), we will change your premium allocation instructions to match your asset rebalancing instructions, and we will implement the assets rebalancing program on the date you indicated. If you do not indicate a specific date, we will use the date of when we receive the form. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made.  If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

To start asset rebalancing:	•
You must submit to us, in good order, in writing to our mailing address (or by facsimile to our administrative office), a completed asset rebalancing request form, signed by the owner before the maturity date.

	•	You must have a minimum cash value of $5,000 or make a $5,000 initial premium payment.

There is no charge for the asset rebalancing program.

Asset rebalancing will cease if:	•	You elect to participate in the dollar cost averaging
p rogram.
•
We receive, in good order at our mailing address, (or by facsimile or telephone to our administrative office), a request to discontinue participation from you, your registered representative or your agent of record.

	•	You make any transfer to or from any subaccount other than under a scheduled rebalancing.
	•	You elect to participate in any asset allocation services provided by a third party.

You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

 We do not offer any asset allocation programs or any investment models for use with your life insurance policy.  You may authorize and engage your own investment advisor to manage your account.  These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Policies.  Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you is not acting on our behalf, but rather is acting on your behalf.  We do not offer advice about how to allocate your cash value under any circumstance.  We are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow, or any specific transfers they make on your behalf.

Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Policy.  We are not a party to the agreement you have with your investment advisor. You will, however, receive confirmations of transactions that affect your Policy.  Note: If you make withdrawals of cash value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59½.

If your investment advisor has also acted as your insurance agent with respect to the sale of your Policy, he or she may be receiving compensation for services provided both as an insurance agent and investment advisor.  Alternatively, the investment advisor may compensate the registered representative from whom you purchased your Policy for the referral that led you to enter into your investment advisory relationship with the investment advisor.  If you are interested in the details about the compensation that your investment advisor and/or your registered representative receive in connection with your Policy, you should ask them for more details.

We, or an affiliate of ours, will process the financial transactions placed by your registered representative or investment advisors.  We reserve the right to discontinue doing so at any time and for any reason.  We may require registered representatives or investment advisors, who are authorized by multiple policyowners to make financial transactions, to enter into an administrative agreement with Transamerica Financial as a condition of our accepting transactions on your behalf.  The administrative agreement may impose limitations on the registered representative’s or investment advisor’s ability to request financial transactions on your behalf.  These limitations, which are discussed in the section entitled “Transfers - Disruptive Trading and Market Timing,” are intended to (i) minimize the detrimental impact of an investment professional who is in a position to transfer large amounts of money for multiple clients in a particular portfolio or type of portfolio or (ii) are intended to comply with specific restrictions or limitations imposed by a portfolio(s) of Transamerica Financial.

Please               Note:  Limitations that we may impose on your registered representative or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on their own behalf, except as otherwise described in this prospectus. Any third party asset allocation service may be terminated at any time by the owner or by the Third Party Service by sending written instruction to our mailing address.

Policy Values

Cash Value
The cash value in your Policy:

●	Is determined on the Policy date and on each valuation date.
●	Equals the sum of all values in each subaccount and the fixed account, including any amounts held in the loan reserve account (part of the fixed account) to secure any outstanding Policy loan.
●	Serves as the starting point for calculating values under a Policy.
●
Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

●	Has no guaranteed minimum amount and may be more or less than premiums paid.

Net Surrender Value

The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request , in good order , at our mailing address. You may also fax your request to 1-727-299-1620.

Net surrender value on any valuation	•	The cash value as of such date. minus
date equals:	•	Any surrender charge as of such date. minus
	•	Any outstanding Policy loan amount(s). plus
	•	Any interest you paid in advance on the loan(s) for the period between the date of the surrender and the next Policy anniversary.

Subaccount Value

The cash value in a subaccount is referred to as “subaccount value.” At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units in any subaccount on	•	The initial units purchased at unit value on the record date; plus
any valuation date equals:	•	Units purchased with additional net premium(s); plus
	•	Units purchased via transfers from another subaccount or the fixed account; minus
	•	Units redeemed to pay for monthly deductions; minus
	•	Units redeemed to pay for cash withdrawals; minus
	•	Units redeemed as part of a transfer to another subaccount or the fixed account (including the loan reserve account); minus
	•	Units redeemed to pay pro rata decrease and transfer charges.

Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or cash withdrawal request is received: (i) at our mailing address (for written requests or payments by check); or (ii) at our administrative office (for requests by fax or by telephone, or for payments made through electronic credit and debit transactions.

Subaccount Unit Value

The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

The unit value of any subaccount at the end of a valuation period is calculated as:	•
The total value of the portfolio shares held in the subaccount, including the value of any dividends or capital gains distribution declared and reinvested by the portfolio during the valuation period. This value is determined by multiplying the number of portfolio shares owned by the subaccount by the portfolio's net asset value per share determined at the end of the valuation period; minus

	•	A charge equal to the daily net assets of the subaccount multiplied by the daily equivalent of the daily mortality and expense risk charge; minus
	•	The accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by
	•	The number of outstanding units in the subaccount before the purchase or redemption of any units on that date.

The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern Time ) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

Fixed Account Value

On the record date, the fixed account value is equal to the cash value allocated to the fixed account from the Transamerica AEGON Money Market VP subaccount.

The fixed account value at the end of any	•	The sum of net premium(s) allocated to the fixed account;
valuation period is equal to:		plus
	•	Any amounts transferred from a subaccount to the fixed account; plus
	•	Total interest credited to the fixed account; minus
	•	Amounts charged to pay for monthly deductions; minus
	•	Amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals; minus
	•	Amounts transferred from the fixed account to a subaccount; minus
	•	Amount withdrawn from the fixed account to pay any pro rata decrease charge incurred due to a decrease in specified amount.

Death Benefit

Death Benefit Proceeds

Provided your Policy is in force, we will determine the amount of and pay the death benefit proceeds on an individual Policy, upon receipt in good order at our administrative office of satisfactory proof of the insured's death, plus written direction (from each eligible recipient of death benefit proceeds) regarding distribution of the death benefit payment, and any other documents, forms and information that we need. We may require that the Policy be returned. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

Death benefit proceeds equal:	•	The amount determined based on the death benefit option you select (described below); minus
	•	Any monthly deductions due during the grace period (if applicable); minus
	•	Any outstanding loan amount; plus
	•	Any additional insurance in force provided by rider; plus
	•	Any interest you paid in advance on the loan(s) for the period between the date of death and the next Policy anniversary.

We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender.

Death Benefit

The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application and the amount we pay may be less than the specified amount because of loan charges against the Policy . No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets the “guideline premium test (GLPT).” The GLPT has two components, a premium limit component and a corridor component.  The premium limit restricts the amount of premium that can be paid into the Policy.  The corridor requires that the death benefit be at least a certain percentage (varying each year by age of the insured) of the cash value.

To the extent the death benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments (retroactively and prospectively), to any monthly deductions or supplemental benefits that are consistent with such an increase. We may deduct retroactive adjustments from the cash value or from any death benefits payable. Prospective adjustments will be reflected in the monthly deductions.

Option A

Death benefit equals the greatest of:	1.	The specified amount; or
	2.	A specified percentage called the "limitation percentage"; multiplied by the cash value on the insured's date of death.
	3.	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

Attained Age	Limitation Percentage

40 and under	250%
41 to 45	250% of cash value minus 7% for each age over age 40
46 to 50	215% of cash value minus 6% for each age over age 45
51 to 55	185% of cash value minus 7% for each age over age 50
56 to 60	150% of cash value minus 4% for each age over age 55
61 to 65	130% of cash value minus 2% for each age over age 60
66 to 70	120% of cash value minus 1% for each age over age 65
71 to 75	115% of cash value minus 2% for each age over age 70
76 to 90	105%
91 to 95	105% of cash value minus 1% for each age over age 90
96 and older	100%

If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

Option A Illustration. Assume that the insured' is under age 40 and that there are no outstanding loans. Under Option A, a Policy with a $50,000 specified amount will generally pay $50,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $20,000, the death benefit will exceed the $50,000 specified amount. Each additional dollar added to the cash value above $20,000 will increase the death benefit by $2.50.

Similarly, so long as the cash value exceeds $20,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

Option B

Death benefit equals the greatest of:	1.	The specified amount; plus the cash value on the insured's date of death; or
	2.	The limitation percentage, multiplied by the cash value on the insured's date of death.
	3.	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.
Under Option B, the death benefit always varies as the cash value varies.

Option B Illustration. Assume that the insured is under age 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $50,000 will generally pay a death benefit of $50,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $60,000 ($50,000 + $10,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $33,333, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $33,333 will increase the death benefit by $2.50.

Similarly, any time cash value exceeds $33,333, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Option C

Death benefit equals the greatest of:	1.	Death benefit Option A; or
	2.	The specified amount, multiplied by an age-based "factor"
		equal to the lesser of :
		1.0 or
		0.04 times (95 minus insured's attained age at death) (the “factor” will never be less than zero);
		p lus t he cash value on the insured's date of death.
	3.	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.
Under Option C, the death benefit varies with the cash value and the insured's attained age .

Option C – Three Illustrations.

1.  Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $50,000 and with a cash value of $12,000 will have a death benefit of $52,000 ($50,000 x the minimum of (1.0 and (0.04 x (95-75))) + $12,000).

2.  Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $50,000 and with a cash value of $9,000 will have a death benefit equal to the specified amount of $50,000, since the calculation of $50,000 times the minimum of (1.0 and (0.04 x (95-75))) plus $9,000 is less than the specified amount.

3.  Assume that the insured is under age 71 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $100,000 and a cash value of $10,000 will have a death benefit of $110,000, because through age 70 the minimum of (1.0 and (0.04 x (95-age))) is always 1.0. Until the insured attains age 71, the Option C death benefit is the same as the Option B death benefit.

Effect of Cash Withdrawals on the Death Benefit

If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.  We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.  Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

Choosing Death Benefit Options

You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay. If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.

Changing the Death Benefit Option

After the third Policy year, you may change your death benefit option once each Policy year, which may affect the specified amount.  We will notify you of the new specified amount.

Changes to the Death Benefit Option are subject to the following conditions:

•	You must send your written request, in good order, to our mailing address (or fax it to our administrative office at us at 1- 727 -299-1620.
•	The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.
•	You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.
•	There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

Decreasing the Specified Amount

After the Policy has been in force for three years, you may decrease the specified amount once each Policy year.  A decrease in the specified amount will affect your cost of insurance charge and your minimum monthly guarantee premium, and may have adverse federal tax consequences.  You should consult a tax advisor before decreasing your Policy’s specified amount.

Conditions for decreasing the specified amount:	•	You must send your written request, in good order, to our mailing address or fax it to us at 1-727-299-1620.
	•	You may not decrease your specified amount lower than the minimum specified amount shown on your Policy schedule page.
	•	You may not decrease your specified amount if it would disqualify your Policy as life insurance under the Internal Revenue Code.
	•	We may limit the amount of the decrease to no more than 20% of the specified amount.
	•	A decrease in specified amount will take effect on the Monthiversary on or next following the date we receive your written request.
	•	We will assess a pro rata decrease charge against the cash value if you request a decrease in your specified amount within the first 15 Policy years.

No Increases in the Specified Amount

We do not allow increases in the specified amount.  If you want additional insurance, you may purchase a term rider (PIR) or purchase an additional policy(ies) naming the same owner.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under “Settlement Options” in this prospectus.

Surrenders and Cash Withdrawals

Surrenders

You must make a written request to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request, in good order, at our mailing address. You may also fax your request to our administrative office at 1-727-299-1620. We may require an original signature in such written request. Written requests to surrender a Policy that are received before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time ).  If we receive the written request at our mailing address or a fax request at our administrative office after the NYSE closes or on a day that the NYSE is closed for trading, we will process the surrender request using the subaccount unit value determined at the close of the next regular business session of the NYSE. All surrender requests must be submitted in good order to avoid a delay in processing your request.

The insured must be alive, and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request, in good order .   You will incur a surrender charge if you surrender the Policy during the first 15 Policy years.

Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. For more information regarding tax consequences, please refer to the section entitled "Federal Income Tax Considerations" in this prospectus.

Cash Withdrawals

After the first Policy year, you may request a cash withdrawal of a portion of your surrender value subject to certain conditions. (Note: All requests for a withdrawal must be submitted in good order to avoid a delay in processing your request.)

Cash withdrawal conditions	•
You must send your written cash withdrawal request with an original signature, in good order, to our mailing address.  If your withdrawal request is less than $500,000, then you may fax it to us at 1-727-299-1620.

	•	We my limit the number of Policy withdrawals to one cash withdrawal per Policy year.
	•	We may limit the amount you can withdraw to a minimum of $500, and to no more than 10% of the net surrender value.
	•	The remaining net surrender value after the cash withdrawal must be at least $500.
	•	You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set forth in the Policy.
•
You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify an account, we will take the withdrawal from each account in accordance with your current premium allocation instructions.  If this is not possible, the withdrawal amount will be withdrawn pro-rata from all accounts.

	•	We generally will pay a cash withdrawal request within seven days following the valuation date we receive the request in good order.
	•	We will deduct a processing fee equal to $25 or 2% of the amount you withdraw, whichever is less. We deduct this amount from the withdrawal, and we pay you the balance.
	•	You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue Code.
	•	A cash withdrawal may have tax consequences.

A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.  We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $2 5 for an overnight delivery ($3 5 for Saturday delivery) and $5 0 for wire service. You can obtain further information about these charges by contacting us at our mailing address or our administrative office.

Canceling a Policy

You may cancel a Policy for a refund during the "free-look period" by returning it with a written request to cancel the Policy, to our mailing address. You may also fax your request to 1-727-299-1620 along with page 3 of the Policy. The free-look period expires 10 days after you receive the Policy.  If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our administrative office. The amount of the refund will be the total of all premiums you paid under the Policy.

Signature Guarantees

Signature guarantees are relied upon as a means of preventing the perpet r ation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

As a protection against fraud, we may require that the following transaction requests include a Medallion signature guarantee:
•	All requests for disbursements (i.e., cash withdrawals and surrenders) of $500,000 or more.
•	Any disbursement request made on or within 10 days of our receipt of a request to change the address of record for an owner's Policy.
•
Any disbursement request when Transamerica Financial has been directed to send proceeds to a different address from the address of record for that owner's account.  Please note:  This requirement will not apply to disbursement requests made in connection with exchanges of one life policy for another with the same owner in a "tax-free exchange" under Section 1035 of the Internal Revenue Code.

•	Any transaction where the owner’s signature on a request submitted does not match the signature in our files.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•	National and state banks.
•	Savings banks and savings and loan associations.
•	Securities brokers and dealers.
•	Credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.   Notarization will not substitute for a signature guarantee.

Loans

General

After the first Policy year (as long as the Policy is in force) you may borrow money from the Policy using the Policy’s net surrender value as the only security for the loan. We may permit a loan prior to the first Policy anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from and secured by a Policy may have tax consequences. See “Federal Income Tax Considerations.”

Policy loans are subject to	•	We may require you to borrow at least $500.
certain conditions:	•	The maximum amount you may borrow is 90% of the cash value, minus any surrender charge and minus any outstanding loan amount.

When you take a loan, we will withdraw an amount equal to the requested loan plus interest in advance until the next Policy anniversary from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). If this is not possible, then the withdrawal amount will be withdrawn pro-rata from the subaccounts and the fixed account. We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

We normally pay the amount of the loan within seven days after we receive a loan request, in good order, at our mailing address or, in limited circumstances described below, by telephone or fax at our administrative office. We may postpone payment of loans under certain conditions.

You may request a loan of up to $50,000 by telephone by calling us at 1-800-322-7353 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time . If you do not want the ability to request a loan by telephone, you should notify us in writing at our mailing address. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine. (Note: All loan requests must be submitted in good order to avoid a delay in processing.)

If your loan request is less than $500,000, then you may  fax your loan request to us at 1-727-299-1620. If your loan request exceeds $500,000 or if the address of record has been changed within the past 10 days, we may reject your request or require a signature guarantee. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our administrative office and will be credited as of the date received. You may also call 1-800-322-7353 to request a manual draft to be applied to a loan repayment or to pay off the loan.

At each Policy anniversary, we will compare the outstanding loan amount to the amount in the loan reserve. At each such time, if the outstanding loan amount exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Loan Interest Spread

The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your loan reserve account.   We will charge you an annual interest rate on a Policy loan of 5.66% in advance (6.00% effective annual interest rate, after rounding) on each Policy anniversary. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

Loan Reserve Interest Rate Credited

We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%.  We may credit a higher rate, but we are not obligated to do so.

After the tenth Policy year, on all amounts that you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less cash withdrawals and any outstanding loan amount including accrued loan interest at an interest rate equal to the interest rate we charge on the total loan.  The remaining portion, equal to the cost basis, is currently credited an effective annual rate of 4.75%.

Effect of Policy Loans

A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan plus interest charged in advance until the next Policy anniversary in the loan reserve. This amount does not participate in the separate account's investment performance, may not be credited with the interest rates accruing on any unloaned portion of the fixed account, and therefore can affect the Policy’s cash value and death benefit whether or not the loan is repaid. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

We also charge interest on Policy loans at an effective annual rate of 6.00%.  Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the Policy loan is repaid.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

We will notify you (and any assignee of record) if a loan causes your net surrender value to reach zero. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement

Lapse

Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is a possibility that your Policy will lose value and lapse. This Policy provides a no lapse period as described below. Once your no lapse period ends, your Policy may lapse   if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the cost of monthly deductions.

If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

Your Policy is a flexible premium policy that is subject to certain monthly deductions that are dependent upon, among other factors, the characteristics of the insureds, riders associated with your Policy, and your Policy’s specified amount.  If you Policy does lapse and you choose to reinstate it, you will be required to make additional payments.  The payments needed to reinstate the Policy will depend on whether the no-lapse date has passed.  Please refer to the section below entitled “Reinstatement” for a description of the payments that may be required to reinstate your Policy.

No Lapse Period Guarantee

As noted above, this Policy provides a no lapse period for the first five Policy years, or as outlined in the endorsement at the end of this section. As long as you keep the no lapse guarantee in effect, your Policy will not lapse and no grace period will begin, even if your net surrender value is not enough to pay your monthly deductions.  Each month we determine whether the no lapse period is still in effect. Except as listed below, the no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.  If the no lapse period is not in effect and the Policy is still in force, it can be restored by paying sufficient minimum monthly guarantee premiums at any time before the no lapse date.

Keeping the no lapse guarantee in effect	•	The no lapse period guarantee will not be effective if you do not pay sufficient minimum monthly guarantee premiums.
	•	You must pay total premiums (minus withdrawals, outstanding loan amounts, and any pro rata decrease charge) that equal at least:
> the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month.

You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount or add, increase or decrease a rider you should consider carefully the effect it will have on the no lapse period guarantee.

In addition, if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum monthly guarantee premium. See “Minimum Monthly Guarantee Premium” for a discussion of how the minimum monthly guarantee premium is calculated and can change.

Extension of No Lapse Guarantee Period

The no lapse date for all Policies that were in force on May 1, 2009, with a no lapse date indicated on the policy schedule page in 2006, 2007, 2008, 2009, 2010 or 2011, has been automatically extended to the Policy anniversary in 2012. The minimum monthly guarantee premium will not be changed, but if a cash withdrawal or a loan has been taken, or if requested in the future, additional minimum premiums may need to be paid to maintain the No Lapse guarantee. If an affected Policy lapses and is reinstated before January 1, 2012, the extended No Lapse date will remain in effect.

Reinstatement

We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

•	Submit a written application for reinstatement to our mailing address or fax your request to our administrative office at 1-727-299-1620 ;
•	Provide evidence of insurability that is satisfactory to us;
•
Make a minimum premium payment sufficient to provide a net premium that is large enough to cover three monthly deductions.  ( one monthly deduction at the time of termination, plus the next two monthly deductions which will become due after the time of reinstatement.)

•	Payment of an additional amount sufficient to cover any surrender charge as of the date of reinstatement.

We will not reinstate any indebtedness (i.e., outstanding loan plus any accrued interest at the time your Policy lapsed). The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Income Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. We believe that the Policy does not give you investment control over separate account assets.

In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the Policy described in this prospectus is a life insurance policy under Code Section 7702.  Section 7702 defines a life insurance policy for federal income tax purposes and places limits on the relationship of the cash value to the death benefit.  As life insurance policies, the death benefits of the policies are generally excludable from the gross income of the beneficiaries.  Also, any increase in accumulation value should generally not be taxable until received by you or your designee.  However, if your Policy is a modified endowment contract as defined in Code Section 7702A you may be taxed to the extent of gain in the Policy when you take a Policy loan, pledge or assign the Policy. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.  Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be considered an amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC.  Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC.  If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive.   If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your registered representative will be notified.  At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

•
Loans taken from or secured by (e.g., by assignment)  or pledges of such a Policy and increases in cash value secured by such loan or pledge are treated as distributions and taxed accordingly.  If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.

•
A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 ½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

•
If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, the IRS has the authority, but has not yet done so, to issue regulations providing that distributions from a Policy that are made within two years before the Policy becomes a MEC will also be taxed in this manner.

Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions, which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years, may be treated in whole or in part as ordinary income subject to tax.  Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax applicable to MECs.

Policy Loans.  Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time.  The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Investment in the Policy.  Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions is at least $200 during a taxable year.  Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions.  If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad.  Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States.  The payment of death benefits is generally not subject to withholding.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement and in its use of life insurance.  In recent years, moreover, Congress and the IRS have adopted new rules relating to nonqualified deferred compensation and to life insurance owned by businesses and life insurance companies used in split-dollar arrangements. The IRS recently issued new guidance regarding concerns in the use of life insurance in employee welfare plans, including, but not limited to, the deduction of employer contributions and the status of such plans as listed transactions.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor. Recent legislation under Section 101(j) of the Internal Revenue Code has imposed notice, consent and other provisions on policies owned by employers and certain of their affiliates, owners and employees to receive death benefits tax-free and inserted additional tax reporting requirements.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludable from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. Special Rules for Pension Plans and 403(b) Arrangements.  If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state and estate tax consequences could differ from those stated in this prospectus.  The purchase may also affect the qualified status of the plan.  You should consult a qualified tax advisor in connection with such purchase. Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.

Please Note:  In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which modified the estate, gift and generation-skipping transfer taxes through 2009 and eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  Recent legislation has generally extended the EGGTRA provisions existing in 2009 and reunified the estate and gift transfer taxes for 2011 and 2012.  The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Other Policy Information

Settlement Options

If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below.  In either event, life insurance coverage ends.  Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options.  If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum.  We may make other settlement options available in the future.

Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account.  Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen.  Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

Under any settlement option, the dollar amount of each payment will depend on four things:

•	The amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death.
•	The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%).
•	The mortality tables we use.
•	The specific payment option(s) you choose.

Option 1--Equal Monthly Installments for a Fixed Period	•	We will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 240 months.
	•	We will stop making payments once we have made all the payments for the period selected.

Option 2--Equal Monthly Installments for Life (Life Income)	At your or the beneficiary's direction, we will make equal monthly installments:
	•	Only for the life of the payee, at the end of which payments will end; or
	•	For the longer of the payee's life, or for 10 years if the payee dies before the end of the first 10 years of payments; or
	•	For the longer of the payee's life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

Option 3--Equal Monthly Installments for the Life of the Payee and then to a Designated Survivor (Joint and Survivor)	•	We will make equal monthly payments during the joint lifetime of two persons, first to a chosen payee, and then to a co-payee, if living, upon the death of the payee.
	•	Payments to the co-payee, if living, upon the payee's death will equal either:
> The full amount paid to the payee before the payee's death; or
> Two-thirds of the amount paid to the payee before the payee's death.
	•	All payments will cease upon the death of the co-payee.

Benefits at Maturity

If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 95th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

Payments We Make

We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death at our administrative office. However, we can postpone such payments if any of the following occur:

•	The NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC.
•	The SEC permits, by an order, the postponement for the protection of policyowners.
•	The SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.
•	When mandated by applicable law.

In addition, pursuant to SEC rules, either the Transamerica AEGON Money Market VP portfolio or the ProFund VP Money Market portfolio suspends payment of redemption proceeds in connection with a liquidation of such portfolio, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Transamerica AEGON Money Market sub-account or the ProFund VP Money Market subaccount until the portfolio is liquidated .

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.  We may also be required to provide additional information about you and your account to government regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., net surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the net surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the net surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our administrative office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”).  The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies was generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements.  The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies.  Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Policy Termination

Your Policy will terminate on the earliest of:
•	The maturity date.	•	The end of the grace period.
•	The date the insured dies.	•	The date the Policy is surrendered.

Assignment of the Policy

You may assign your contract by giving us written notice.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that the assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Supplemental Benefits (Riders)

The following supplemental benefits (riders) are available and may be added to your Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy.  Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

Primary Insured Rider ("PIR")

Under the PIR, we provide term insurance coverage on a different basis from the coverage in your Policy.

Features of PIR:	•	The rider increases the Policy's death benefit by the rider's face amount.
	•	The rider may be purchased from issue ages 0-70.
	•	The rider terminates on the anniversary nearest to the insured's 79th birthday.
	•	The minimum purchase amount for the rider is $25,000. There is no maximum purchase amount.
	•	We do not assess any additional surrender charge for the rider.
	•	Generally PIR coverage costs less than the insurance coverage under the Policy, but has no cash value.
	•	You may cancel or reduce your rider coverage without decreasing your Policy's specified amount.
	•	You may generally decrease your specified amount without reducing your rider coverage.

Conditions to convert the rider:	•	Your request must be in writing and sent to our mailing address in good order .
	•	The rider has not reached the anniversary nearest to the primary insured's 70th birthday.
	•	The new policy is any permanent insurance policy that we currently offer.
•
Subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the specified amount in force under the rider as long as it meets the minimum specified amount requirements of a Base Policy.

We will base your premium on the primary insured's rate class under the rider.

It may cost you less to reduce your PIR coverage than to decrease your Policy’s specified amount, because we do not deduct a surrender charge in connection with your PIR.  It may cost you more to keep a higher specified amount under the Base Policy, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR.

You should consult your registered representative to determine if you would benefit from PIR. We may discontinue offering PIR at any time. We may also modify the terms of this rider for new policies.

Other Insured Rider

This rider insures the spouse or life partner and/or dependent children of the primary insured. Subject to the terms of the rider, we will pay the face amount of the rider to the primary insured.  Available for issue ages 0-70, our minimum face amount for this rider is $10,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured.  The maximum number of Other Insured Riders that is allowed on any one Policy is five (5).  We will pay the rider's face amount when we receive proof, in good order, at our administrative office of the other insured's death. On any Monthiversary while the rider is in force, you may convert it to a new policy on the other insured's life (without evidence of insurability).

Conditions to convert the rider:	•	Your request must be in good order, and sent to our mailing address.
	•	The rider has not reached the anniversary nearest to the other insured's 70th birthday.
	•	The new policy is any permanent insurance policy that we currently offer.
•
Subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the face amount in force under the rider as long as it meets the minimum face amount requirements of the original Policy.

	•	We will base your premium on the other insured's rate class under the rider.

Termination of the rider:	The rider will terminate on the earliest of:
	•	The maturity date of the Policy; or
	•	The anniversary nearest to the other insured's 79th birthday; or
	•	The date the Policy terminates for any reason except for death of the primary insured; or
	•	31 days after the death of the primary insured; or
	•	The date of conversion of this rider; or
	•	The Monthiversary when the rider terminates upon the owner’s written request.

Children's Insurance Rider

This rider provides insurance on the primary insured’s children who are between the ages of 15 days and 18 years old on the effective date of the rider or when later added to the rider due to birth or legal adoption.  The coverage for any insured child will terminate on the Monthiversary following that child’s 25th birthday.  Our minimum face amount for this rider is $2,000 and the maximum face amount is $10,000. We will pay a death benefit once we receive proof in good order at our administrative office that the insured child died while the rider was in force for that child. At each child’s age 25 this rider may be converted to a new policy for five times the face amount of the rider. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child for an amount equal to the face amount of the rider.

Accidental Death Benefit Rider

Available for primary insured issue ages 15 to 59 our minimum specified amount for this rider is $10,000. The maximum specified amount available for the rider is the lesser of (i) $150,000 or (ii) 150% of the Policy's specified amount.

Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

•	The death is caused by external, violent, and accidental means.
•	The death occurs within 90 days of the accident.
•	The death occurs while the rider is in force.

The rider will terminate on the earliest of:

•	The Policy anniversary nearest the primary insured's 70th birthday.
•	The date the Policy terminates.
•	The Monthiversary when the rider terminates upon the owner’s written request.

Terminal Illness Accelerated Death Benefit Rider

This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

We will pay a "single-sum benefit" equal to:

•	The death benefit on the date we pay the single-sum benefit; multiplied by
•	The election percentage of the death benefit you elect to receive; divided by
•	1 + i ("i" equals the current yield on 90-day Treasury bills or 5%, whichever is greater) (“discount factor”); minus
•	Any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

•	The death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus
•	The benefit available under any PIR in force.
•	A single-sum benefit may not be greater than $500,000.

The election percentage is a percentage that you select. It may not be greater than 100%.

The rider terminates at the earliest of:
•	The date the Policy terminates.
•	The date a settlement option takes effect.
•	The date we pay a single-sum benefit.
•	The date you terminate the rider.

We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries that occur during the period specified in your Policy's suicide provision.

We do not assess an administrative charge for this rider; however, if exercised, we do reduce the single sum benefit by a discount factor to compensate us for expected lost income  due to the early payment of the death benefit.

For example, suppose before the owner elects the single sum benefit, a Policy has a $400,000 death benefit and a $10,000 loan balance.  Suppose that the current yield on 90-day U.S. Treasury bills is 6.00%.  Because 6% is greater than 5% the interest rate that will be used to discount the single sum benefit is 6%.  The owner elects to accelerate 50% of the death benefit, so the single sum benefit equals $183,679.25, which is [($400,000 x 0.50 / 1.06) – ($10,000 x 0.50)].  After the acceleration, the remaining death benefit is $200,000, which is 50% of $400,000, and all Policy values will be reduced by 50%.

The tax consequences of requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

Additional Information

Sending Forms and Transaction Requests in Good Order

We cannot process your instructions to process a transaction relating to the Policy until we have received your instructions in good order at our mailing address (or our administrative office, as appropriate).  "Good order" means the actual receipt by us of the instructions relating to a transaction in writing—or, when appropriate, by telephone or facsimile, or electronically—along with all forms, information and supporting legal documentation (including any required spousal or joint owner's consents, if applicable) we require in order to effect the transaction.  To be in "good order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.
Sale of the Policies

Distribution and Principal Underwriting Agreement. TCI, our affiliate, serves as principal underwriter for the Policies pursuant to the terms of a principal underwriting and distribution agreement with TCI for the distribution and sale of the Policies . We reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies .

Compensation to Broker-Dealers Selling the Policies.  The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws.  The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies.  We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of affiliated and unaffiliated broker-dealers, including TFA, may also be paid commissions and overrides to “wholesale” the Policies, that is, to provide sales support and training to sales representatives at selling firms.  We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules.  The amount and timing of commissions may vary depending on the selling agreement. The sales commission paid to broker-dealers during 201 1 was, on average, 3.50% of all premiums made during Policy years 2 – 10.  We will pay an additional trail commission of up to 0.25% of the Policy's subaccount value (excluding the fixed account) on the Policy anniversary if the cash value (minus amounts attributable to loans) equals at least $10,000.  Some selling firms may be required to return first year commissions (less surrender charge) if the Policy is not continued through the first two Policy years.

To the extent permitted by FINRA rules, Transamerica Financial, TCI and TFA , and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives.  These arrangements, which may be referred to as “revenue sharing” arrangements are described further below.

The sales representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its sales representative and the firm’s internal compensation program.  These programs may include other types of cash and non-cash compensation and other benefits.  Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy.  Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation for Affiliated Wholesaling and Selling Firms.  Our parent company provides paid-in capital to TCI and pays for TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Transamerica Financial’s main distribution channel is TFA   an affiliate, who sell Transamerica Financial products. (Note: Effective January 6, 2012, our affiliate World Group Securities (“WGS”) merged with TFA.) Transamerica Financial covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to TFA.  These facilities and services are necessary for TFA’s administration and operation, and Transamerica Financial is compensated by TFA for these expenses based on TFA’s usage.  In addition, Transamerica Financial and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the Policy.

       Sales representatives and their managers at TFA may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates.  Additional compensation or reimbursement arrangements may include payments in connection with TFA’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans or loan guaranties to assist a firm or representative in connection with systems, operating, marketing and other business expenses.  The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation.  Sales of the Policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash or non-cash benefits, and may provide such persons with special incentive to sell our Policies.  For example, TFA’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Transamerica Financial’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares.  A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.  TFA’s registered representatives may also be eligible to participate in a stock option and award plan.  Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We Pay to Selected Selling Firms.  Certain selling firms may receive additional cash amounts for “preferred product” treatment of the Policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives.  In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates.  To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms.  These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria.  For instance, overrides were offered as incentives to TFA and Life Investors Financial Group in 201 1 .

No specific charge is assessed directly to policyowners or the separate account to cover commissions and other incentives or payments described above.  We do intend to recoup commissions and other sales expenses and other incentive we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you.  You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Policies.

Legal Proceedings

Transamerica Financial, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on Transamerica Financial's ability to meet its obligations under the Policy.
Financial Statements

The financial statements of Transamerica Financial Life Insurance Company, Inc. and the separate account are included in the SAI.

Glossary

accounts	The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office
Our administrative office address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-322-7353; our facsimile numbers are 1-727-299-1648 (for subaccount transfers); and 1-727-299-1620 for all other requests.   Our administrative office serves as the recipient of all facsimile and telephonic transactions, including but not limited to transfer requests and premium payments made by wire transfer and through electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments) . .  Our hours are Monday- Friday from 8:30 a.m. – 7:00 p.m. Eastern Time.  Please do not send any checks , claims, correspondence or notices to this address; send them to the mailing address (see below).

attained age	The issue age of the person insured, plus the number of completed years since the Policy date.

base Policy	The TFLIC Financial Freedom Builder variable life insurance policy without any supplemental riders.

beneficiary(ies)	The person or persons you select to receive the death benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value	The sum of your Policy's value in the subaccounts and the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds
The amount we will pay to the beneficiary(ies) on the insured's death. The death benefit proceeds are reduced by any outstanding loan amount, including accrued interest, and any charges that are due and payable. We will increase the death benefit proceeds by any interest you paid in advance on the loan for the period between the date of death and the next Policy anniversary.

face amount	The dollar amount of coverage stated in any rider that you may add to your Policy.

fixed account
An allocation option other than the separate account to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.  The fixed account is part of our general account.

free-look period	The period during which you may return the Policy and receive a refund as described in this prospectus. The free-look period is listed in the Policy.

funds
Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

good order
An instruction that is received by the Company, that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents), so that the Company does not need to exercise any discretion to follow such instruction.  All orders to process a withdrawal request; a loan request; a request to surrender your Policy; a fund transfer request; or a death benefit claim must be in good order.

home office	Our home office address is 440 Mamaroneck Avenue, Harrison New York 10528. Please do not send any money, correspondence or notices to this address; send them to the mailing address.

in force	While coverage under the Policy or a supplemental rider, if any, is active and the insured's life remains insured.

initial premium	The amount you must pay before insurance coverage begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured	The person whose life is insured by this Policy.

issue age	The insured's age on his or her birthday nearest to the Policy date.

lapse
When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, or you are not current under the no lapse guarantee and you have not made a sufficient payment by the end of a grace period.

loan amount	The total amount of all outstanding Policy loans, including both principal and interest due.

loan reserve account	A part of the fixed account to which amounts are transferred as collateral for Policy loans.

mailing address
Our mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  All premium payments and loan repayments made by check, and all claims, correspondence and notices should be sent to this address.

maturity date	The Policy anniversary nearest the insured's 95th birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends.

minimum monthly	The amount shown on your Policy schedule page (unless changed when you change death guarantee premium
benefit options, decrease the specified amount or add, increase or decrease a rider) that we use during the no lapse period to determine whether a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums in order to keep the no lapse guarantee in place.  A grace period will begin whenever your net surrender value is not enough to meet monthly deductions or you are not current under the no lapse guarantee .

Monthiversary
This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction
The monthly Policy charge, plus the monthly cost of insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

mortality and expense	This charge is a daily deduction from each subaccount that is taken before determining the

risk charge	unit value of that subaccount.

net premium	The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge and the premium collection charge.

net surrender value
The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, plus any interest you paid in advance on the loan as of such date.

no lapse date
Except as described in the endorsement shown in the “Policy Lapse and Reinstatement” section, the no lapse date is the 5th Policy anniversary. The no lapse date is specified in your Policy, or as described in the endorsement.

no lapse period	The first five Policy years during which the Policy will not lapse if certain conditions are met.

planned periodic	A premium payment you make in a level amount at a fixed interval over a specified period of
premium	time.

Policy date
The date when our underwriting process is complete, full life insurance coverage goes into effect, we begin to make the monthly deductions, and our initial net premium is allocated to the Transamerica AEGON Money Market VP subaccount. The Policy date is shown on the schedule page of your Policy. We measure Policy months, years, and anniversaries from the Policy date.

portfolio	One of the separate investment portfolios of a fund.

premiums	All payments you make under the Policy other than loan repayments.

pro rata decrease	Surrender charge that may be imposed upon a decrease in specified amount during the first 15
charge	Policy years.

record date
The date we record your Policy on our books as an in force Policy, and we allocate your cash value from the Transamerica AEGON Money Market VP subaccount to the accounts you selected on your application.

separate account
The TFLIC Series Life Account. It is a separate investment account that is divided into subaccounts. We established the separate account under the laws of New York to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount
The minimum death benefit we will pay under the Policy provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose Option A (level) death benefit.  The in force specified amount is also referred to as the current specified amount.

subaccount	A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

surrender charge	If, during the first 15 Policy years, you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination	When the insured's life is no longer insured under the Policy or any rider, and the Policy or any rider is no longer in force.

valuation date
Each day the New York Stock Exchange is open for trading. Transamerica Financial is open for business whenever the New York Stock Exchange is open.  Please Note: Any day that Transamerica Financial is open for business, but the New York Stock Exchange is not open for normal trading, is not considered to be a valuation date.

valuation period
The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our, the
Company	Transamerica Financial Life Insurance Company.
(Transamerica Financial)

written notice
The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our administrative office.

you, your (owner	The person entitled to exercise all rights as owner under the Policy.
or policyowner)

Appendix A – Surrender Charge Per Thousand
(Based on the gender and rate class of the insured)

Issue Age	Male Ultimate Select/ Select	Male Ultimate Standard/ Standard	Male/ Female Juvenile	Female Ultimate Select/ Select	Female Ultimate Standard/ Standard
0	N/A	N/A	10.94(male)10.35(female)	N/A	N/A
1	N/A	N/A	8.16	N/A	N/A
2	N/A	N/A	8.16	N/A	N/A
3	N/A	N/A	7.92	N/A	N/A
4	N/A	N/A	7.68	N/A	N/A
5	N/A	N/A	7.68	N/A	N/A
6	N/A	N/A	7.68	N/A	N/A
7	N/A	N/A	7.68	N/A	N/A
8	N/A	N/A	7.68	N/A	N/A
9	N/A	N/A	7.68	N/A	N/A
10	N/A	N/A	7.68	N/A	N/A
11	N/A	N/A	7.68	N/A	N/A
12	N/A	N/A	7.68	N/A	N/A
13	N/A	N/A	7.92	N/A	N/A
14	N/A	N/A	8.16	N/A	N/A
15	N/A	N/A	8.40	N/A	N/A
16	N/A	N/A	8.52	N/A	N/A
17	N/A	N/A	8.88	N/A	N/A
18	8.72	9.20		8.72	9.20
19	8.84	9.32		8.84	9.32
20	8.96	9.44		8.96	9.44
21	9.16	9.88		9.16	9.64
22	9.32	10.04		9.32	9.80
23	9.52	10.24		9.52	10.00
24	9.68	10.40		9.68	10.40
25	9.88	10.84		9.88	10.60
26	10.56	11.28		10.32	11.04
27	11.00	11.72		10.76	11.48
28	11.40	12.12		11.16	12.12
29	12.08	12.80		11.84	12.56
30	12.52	13.24		12.28	13.00
31	13.04	14.00		12.80	13.52
32	13.76	14.48		13.52	14.24
33	14.28	15.24		14.04	14.76
34	14.76	15.96		14.52	15.48
35	15.52	16.48		15.04	16.00
36	16.20	17.40		15.34	16.56
37	16.85	18.40		15.65	16.93
38	17.25	19.56		15.98	17.32
39	17.66	20.56		16.32	17.73

Issue Age	Male Ultimate Select/ Select	Male Ultimate Standard/ Standard	Female Ultimate Select/ Select	Female Ultimate Standard/ Standard
40	20.28	21.96	19.32	20.52
41	21.64	23.56	20.68	22.12
42	23.08	25.24	21.30	23.24
43	23.90	27.08	21.80	23.82
44	24.57	29.12	22.33	24.43
45	25.27	30.04	22.89	25.06
46	26.02	31.02	23.48	25.73
47	26.81	32.05	24.10	26.43
48	27.64	33.13	24.75	27.16
49	28.53	34.28	25.45	27.94
50	29.47	35.49	26.18	28.75
51	30.47	36.77	26.95	29.61
52	31.53	38.12	27.76	30.51
53	32.66	39.55	28.63	31.46
54	33.86	41.05	29.54	32.45
55	35.12	42.62	30.51	33.51
56	36.47	44.29	31.53	34.62
57	37.90	46.04	32.63	35.80
58	39.43	47.89	33.80	37.07
59	41.05	49.86	35.05	38.43
60	42.78	51.94	36.40	39.89
61	44.63	54.15	37.84	41.45
62	46.60	56.48	39.39	43.11
63	48.69	57.00	41.03	44.88
64	50.91	57.00	42.79	46.75
65	53.28	57.00	44.66	48.73
66	55.80	57.00	46.66	50.84
67	57.00	57.00	48.81	53.09
68	57.00	57.00	51.13	55.53
69	57.00	57.00	53.64	57.00
70	57.00	57.00	56.37	57.00
71	57.00	57.00	57.00	57.00
72	57.00	57.00	57.00	57.00
73	57.00	57.00	57.00	57.00
74	57.00	57.00	57.00	57.00
75	57.00	57.00	57.00	57.00
76	57.00	57.00	57.00	57.00
77	57.00	57.00	57.00	57.00
78	57.00	57.00	57.00	57.00
79	57.00	57.00	57.00	57.00
80	57.00	57.00	57.00	57.00

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, cash surrender value and the cash value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2009 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus.  The SAI has been filed with the SEC and is incorporated herein by reference.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your registered representative, or send your request to our mailing address at :

Transamerica Financial
4333 Edgewood Rd. NE
Cedar Rapids, IA 52499
1-800-322-7353
Facsimile:
1-727-299-1620
(Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern Time )
www.tflic.com/ny

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the operation of the Public Reference Room, please contact the SEC at 202-551-8090.  You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at100 F Street, NW, Washington, D.C. 20549. The Registrant’s file numbers are listed below.

TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from The Financial Regulatory Authority ("FINRA") describing its Public Disclosure Program.

SEC File No. 333-38343/811-8878

05/201 2

PART B

INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION
May 1, 201 2

TFLIC FINANCIAL FREEDOM BUILDER®
issued through
TFLIC Series Life Account
by
Transamerica Financial Life Insurance Company
440 Mamaroneck Avenue
Harrison, New York 10528
Please direct transactions, claim forms, payments and other correspondence and notices as follows:

Transaction Type	Direct or Send to
Telephonic Transaction	1-727- 299-1800 or 1-800-851-9777 (toll free)
Facsimile Transaction	1-727-299-1648 (subaccount transfers only) 1-727-299-1620 (all other facsimile transactions)
Electronic Transaction	www.westernreserve.com

All payments made by check, and all claims, c orrespondence and notices	Mailing Address: 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the TFLIC Financial Freedom Builder® flexible premium variable life insurance policy offered by Transamerica Financial Life Insurance Company.  You may obtain a copy of the prospectus dated May 1, 201 2 , by calling our administrative office at 1-800-322-7353 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the mailing address at Transamerica, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  The prospectus sets forth information that a prospective investor should know before investing in a Policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the Transamerica Series Trust -- Initial Class, Fidelity Variable Insurance Products , – Service Class 2 Shares, and the ProFunds.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application.  The owner may exercise all of the rights and options described in the Policy.  The owner is the insured unless the application specifies a different person as the insured.  If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate.  The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice, in good order, to us at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date the written notice is accepted by us in good order, at our mailing address.
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us in good order, at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment at our mailing address; or
> bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
	•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date.  For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the Policy date of the Policy that was converted or the latest effective date of reinstatement of the converted policy.

 In the absences of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide within two years of the Policy date, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount and less any cash withdrawals.  We will pay this amount to the beneficiary in one sum.  For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the Policy date of the Policy that was converted or the latest effective date of reinstatement of the converted policy.

Misstatement of Age or Gender

If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy.  Any modification or waiver must be in writing.  No agent may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

Shares of the portfolios are sold to other separate accounts that we (or our affiliates) establish to support other variable annuity contracts and variable life insurance policies we (or our affiliates) issue.  Shares of some portfolios are also sold to separate accounts of unaffiliated life insurance companies.  It is possible in the future that you may be disadvantaged when the separate account invests in a portfolio that also (1) invests in separate accounts of unaffiliated life insurance companies, and (2) invests in separate accounts (including those of our affiliates) funding variable annuity contracts.

Neither we nor the funds currently foresee that you would be disadvantaged in this manner.  Each fund’s board of directors/trustees monitors its fund to identify any material conflicts that may arise between the interests of owners of variable annuity contracts and those of owners of variable life insurance policies, as well as between the interests of owners of contracts issued by different unaffiliated life insurance companies (“material conflicts”).  Such boards of directors/trustees are obligated to determine what action, if any, must be taken to resolve any material conflicts that arise.  Such action could include requiring the separate account, or separate accounts of affiliated or unaffiliated insurance companies, to withdraw their investments in a portfolio and such withdrawals could have adverse consequences to owners.  In addition, we have entered into an agreement with each fund on behalf of the separate account governing the separate account’s investment in that fund’s portfolios (the “participation agreement”).  The participation agreement contains provisions designed to protect owners in the event of material conflicts.

Material conflicts affecting owners could result in a number of situations including: (1) differences in state insurance law applicable to different life insurance companies whose separate accounts are invested in a portfolio; (2) changes in tax law or regulations that result in changes to a portfolio that have a disparate effect on different life insurance companies whose separate accounts are invested in the portfolio, or on different types of variable contracts invested in the portfolio; (3) actions or omissions by a fund that operate to the advantage of one group of variable contract owners at the expense of another group or groups; (4) changes to a portfolio approved at a shareholders’ meeting as a result of voting by one group of variable contract owners to the disadvantage of another group or groups;  and (5) disparate provisions in the participation agreements of different unaffiliated insurance companies or the pursuit of remedies under such an agreement by one insurance company to the detriment of one or more other insurance companies.

Notwithstanding our reasonable efforts and those of the funds, there is the risk that actions or omissions of the fund in response to material conflicts may disadvantage our policyowners.  If we believe that a fund’s response to any of these events or conflicts is insufficient to protect our policyowners, we will undertake appropriate actions on our own, which may include withdrawing the separate account’s investments in the fund.

If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Transamerica will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy.  We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account.  We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.  We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives.  We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant.  We will make any new subaccounts available to existing owners on a basis we determine.  We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change.  If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Additional Information about Transamerica and the Separate Account

Transamerica is a stock life insurance company that is a wholly-owned indirect subsidiary of Transamerica Corporation,  which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law.  Transamerica’s home office is located at 440 Mamaroneck Avenue, Harrison, New York 10528 and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Transamerica was incorporated in 1947 under the laws of New York and is subject to regulation by the Superintendent of Insurance of the State of New York, as well as by the insurance departments of all other states and jurisdictions in which it does business.  Transamerica is licensed to sell insurance in 49 states (including New York) and in the District of Columbia.  Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business.  The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Transamerica established the separate account as a separate investment account under New York law in 1994.  We own the assets in the separate account and are obligated to pay all benefits under the Policies.  The separate account is used to support other life insurance policies of Transamerica, as well as for other purposes permitted by law.  The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Transamerica holds the assets of the separate account physically segregated and apart from the general account.  Transamerica maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Transamerica.  A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of TCI to a limit of $10 million.

Legal Matters

All matters relating to federal securities laws and New York law pertaining to the Policy have been passed upon by Arthur D. Woods, Esq. Vice President of Transamerica.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

 The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We no longer offer the Policies to the public.

 Transamerica Capital, Inc. ("TCI") serves as principal underwriter for the Policies. TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237.  TCI is an affiliate of Transamerica and, like Transamerica, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority (“FINRA”).  TCI is not a member of the Securities Investor Protection Corporation.

  During fiscal year 201 1 , 20 10 and 200 9 , the amounts paid to TCI in connection with all Policies sold through the separate account were $1,029,706.69, $940,669 and $952,891respectively. TCI passes through to selling firms commissions it receives to selling firms for their sales, and does not retain any portion of any commissions.   Our parent company provides capital distributions to TCI (and provided capital distributions to AFSG) and pays for TCI's (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or TFA may pay certain selling firms additional cash amounts for:  (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other expenses incurred by them.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies.  In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements.  We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

 The financial statements of the Separate Account at December 31, 201 1 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 201 1 and 20 10 , and for each of the three years in the period ended December 31, 201 1 , appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in the firm’s respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Experts

Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Assistant Actuary of Transamerica, l ocated at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.

Underwriters

Underwriting Standards

This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age.

Your cost of insurance charge is based on a number of factors, including, but not limited to,   the insured's gender, issue age on the Policy date, length of time from the Policy date, and underwriting class. We currently place insureds into the following underwriting classes:

•	ultimate select (preferred) non
•	select (non-preferred) non-tobacco use;
•	ultimate standard (preferred) tobacco use;
•	standard (non-preferred) tobacco use; and
•	juvenile – under 18.

We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:
•	other variable life issuers in general;
•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>
Lipper and Morningstar rank variable annuity contracts and variable life policies.  Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Nasdaq 100 Index, NYSE Acra Oil Index, Morgan Stanley High-Technology 35 Index, PHLX Gold/Silver Index, or S&P 100 Index).

Transamerica’s Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us.  These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings.  These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.  These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Financial Statements

Transamerica’s statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these statutory-basis financial statements and schedules only as bearing upon Transamerica’s ability to meet our obligations under the Policies.  You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Transamerica’s statutory-basis financial statements and schedules at December 31, 201 1 and 20 10 and for each of the three years in the period ended December 31, 201 1 , have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account’s financial statements for the period ended December 31, 201 1 , which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Years Ended December 31, 2011 and 2010

Transamerica Financial Life Insurance Company
TFLIC Series Life Account

Financial Statements

Years Ended December 31, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of the TFLIC Series Life Account
Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the TFLIC Series Life Account (the Separate Account) (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation - Conservative VP, Transamerica Asset Allocation - Growth VP, Transamerica Asset Allocation - Moderate Growth VP, Transamerica Asset Allocation - Moderate VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica JPMorgan Tactical Allocation VP, Transamerica International Moderate Growth VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica PIMCO Total Return VP, Transamerica Morgan Stanley Capital Growth VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Third Avenue Value VP, Transamerica Multi-Managed Balanced VP, Transamerica AllianceBernstein Dynamic Allocation VP, Transamerica WMC Diversified Growth VP, Transamerica AEGON Money Market VP, Transamerica Systematic Small/Mid-Cap Value VP, Transamerica AEGON U.S. Government Securities VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth & Income VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Income VP, Transamerica Multi Managed Large Cap Core VP, Transamerica Janus Balanced VP, Transamerica Jennison Growth VP, Transamerica AEGON Active Asset Allocation - Conservative VP, Transamerica AEGON Active Asset Allocation - Moderate VP, Transamerica AEGON Active Asset Allocation - Moderate Growth VP, Transamerica BlackRock Global Allocation VP, Transamerica BlackRock Tactical Allocation VP, Fidelity VIP Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, ProFund VP Bull, ProFund VP NASDAQ-100, ProFund VP Small-Cap, ProFund VP Short Small-Cap, ProFund VP Money Market, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP UltraSmall-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International, Access VP High Yield, Franklin Templeton VIP Founding Funds Allocation, and AllianceBernstein Balanced Wealth Strategy subaccounts) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the separate account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the TFLIC Series Life Account at December 31, 2011, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Des Moines, Iowa
April 18, 2012

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	49,787.559	57,712.677	1,797,974.380	1,518,433.900
Cost	$ 621,200	$ 542,094	$ 16,795,205	$ 16,565,325

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 646,243	$ 592,709	$ 14,599,552	$ 15,396,919
Receivable for units sold	-	-	2	-
Total assets	646,243	592,709	14,599,554	15,396,919

Liabilities
Payable for units redeemed	-	2	-	29
	$ 646,243	$ 592,707	$ 14,599,554	$ 15,396,890
Net Assets:
Deferred annuity contracts
terminable by owners	$ 646,243	$ 592,707	$ 14,599,554	$ 15,396,890
Total net assets	$ 646,243	$ 592,707	$ 14,599,554	$ 15,396,890

Accumulation units outstanding:
M&E - 1.50%	1,500	8	24,387	37,348
M&E - 0.90%	30,847	38,933	969,704	944,337
M&E - 0.75%	1,047	79	106,990	90,347

Accumulation unit value:
M&E - 1.50%	$ 12.843234	$ 13.807370	$ 13.504636	$ 13.756462
M&E - 0.90%	$ 19.831612	$ 15.193424	$ 13.330327	$ 14.483248
M&E - 0.75%	$ 14.553580	$ 13.586333	$ 12.559548	$ 13.349166

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Tactical Allocation VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	397,166.790	185,695.752	81,370.842	96,080.665
Cost	$ 4,200,340	$ 1,308,704	$ 847,837	$ 1,306,736

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 4,074,931	$ 1,155,028	$ 802,317	$ 1,142,399
Receivable for units sold	-	-	-	2
Total assets	4,074,931	1,155,028	802,317	1,142,401

Liabilities
Payable for units redeemed	11	8	29	-
	$ 4,074,920	$ 1,155,020	$ 802,288	$ 1,142,401
Net Assets:
Deferred annuity contracts
terminable by owners	$ 4,074,920	$ 1,155,020	$ 802,288	$ 1,142,401
Total net assets	$ 4,074,920	$ 1,155,020	$ 802,288	$ 1,142,401

Accumulation units outstanding:
M&E - 1.50%	2,673	155	1,091	277
M&E - 0.90%	252,549	107,746	27,468	57,364
M&E - 0.75%	16,464	2,331	1,450	2,854

Accumulation unit value:
M&E - 1.50%	$ 13.782258	$ 13.299594	$ 14.165009	$ 11.358860
M&E - 0.90%	$ 15.095977	$ 10.519619	$ 27.931528	$ 19.319521
M&E - 0.75%	$ 13.703722	$ 8.368197	$ 13.523189	$ 10.868755

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	123,133.467	20,025.440	9,713.253	80,775.606
Cost	$ 1,053,651	$ 253,812	$ 117,538	$ 1,036,622

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,018,314	$ 271,345	$ 113,548	$ 1,110,664
Receivable for units sold	-	-	-	-
Total assets	1,018,314	271,345	113,548	1,110,664

Liabilities
Payable for units redeemed	4	-	-	5
	$ 1,018,310	$ 271,345	$ 113,548	$ 1,110,659
Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,018,310	$ 271,345	$ 113,548	$ 1,110,659
Total net assets	$ 1,018,310	$ 271,345	$ 113,548	$ 1,110,659

Accumulation units outstanding:
M&E - 1.50%	3,400	-	-	585
M&E - 0.90%	87,382	14,456	8,387	69,566
M&E - 0.75%	18,968	-	656	3,738

Accumulation unit value:
M&E - 1.50%	$ 13.295953	$ -	$ 13.949076	$ 12.668896
M&E - 0.90%	$ 9.136188	$ 18.770373	$ 12.589277	$ 15.163123
M&E - 0.75%	$ 9.213557	$ 14.638458	$ 12.143735	$ 12.948120

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Morgan Stanley Capital Growth VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	16,624.283	16,383.875	111,500.314	96,295.638
Cost	$ 128,949	$ 191,514	$ 1,245,718	$ 883,648

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 123,186	$ 191,855	$ 1,229,849	$ 925,402
Receivable for units sold	-	1	-	-
Total assets	123,186	191,856	1,229,849	925,402

Liabilities
Payable for units redeemed	3	-	3	17
	$ 123,183	$ 191,856	$ 1,229,846	$ 925,385
Net Assets:
Deferred annuity contracts
terminable by owners	$ 123,183	$ 191,856	$ 1,229,846	$ 925,385
Total net assets	$ 123,183	$ 191,856	$ 1,229,846	$ 925,385

Accumulation units outstanding:
M&E - 1.50%	757	563	276	1,583
M&E - 0.90%	5,977	10,352	75,511	51,058
M&E - 0.75%	777	1,366	834	3,783

Accumulation unit value:
M&E - 1.50%	$ 16.460988	$ 13.216293	$ 14.451331	$ 18.190088
M&E - 0.90%	$ 16.625071	$ 15.935598	$ 16.094046	$ 16.348402
M&E - 0.75%	$ 14.629706	$ 14.234639	$ 12.683284	$ 16.357048

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica Third Avenue Value VP	Transamerica Multi-Managed Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	162,733.318	65,292.287	5,042.253	508,975.992
Cost	$ 1,749,165	$ 747,189	$ 38,514	$ 11,788,704

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,578,513	$ 840,311	$ 41,295	$ 10,958,252
Receivable for units sold	-	-	-	-
Total assets	1,578,513	840,311	41,295	10,958,252

Liabilities
Payable for units redeemed	7	2	4	6
	$ 1,578,506	$ 840,309	$ 41,291	$ 10,958,246
Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,578,506	$ 840,309	$ 41,291	$ 10,958,246
Total net assets	$ 1,578,506	$ 840,309	$ 41,291	$ 10,958,246

Accumulation units outstanding:
M&E - 1.50%	541	221	-	832
M&E - 0.90%	63,324	50,883	2,310	777,562
M&E - 0.75%	3,243	642	488	8,776

Accumulation unit value:
M&E - 1.50%	$ 12.402223	$ 15.501435	$ 14.187543	$ 13.455885
M&E - 0.90%	$ 24.219975	$ 16.256022	$ 15.076699	$ 13.938751
M&E - 0.75%	$ 11.745700	$ 15.153020	$ 13.253853	$ 12.398004

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica AEGON Money Market VP	Transamerica Systematic Small/Mid-Cap Value VP	Transamerica AEGON U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	790,789.290	73,626.282	10,214.903	267,096.017
Cost	$ 790,789	$ 1,358,827	$ 132,979	$ 6,214,664

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 790,789	$ 1,493,141	$ 134,019	$ 7,246,315
Receivable for units sold	174	-	1	-
Total assets	790,963	1,493,141	134,020	7,246,315

Liabilities
Payable for units redeemed	-	17	-	29
	$ 790,963	$ 1,493,124	$ 134,020	$ 7,246,286
Net Assets:
Deferred annuity contracts
terminable by owners	$ 790,963	$ 1,493,124	$ 134,020	$ 7,246,286
Total net assets	$ 790,963	$ 1,493,124	$ 134,020	$ 7,246,286

Accumulation units outstanding:
M&E - 1.50%	950	5,355	471	2,706
M&E - 0.90%	61,299	67,050	7,958	517,620
M&E - 0.75%	3,468	5,359	959	10,955

Accumulation unit value:
M&E - 1.50%	$ 9.576943	$ 17.662030	$ 11.831822	$ 18.651566
M&E - 0.90%	$ 12.130913	$ 19.329659	$ 14.523567	$ 13.558649
M&E - 0.75%	$ 11.030791	$ 19.124124	$ 13.426592	$ 16.210141

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	338.793	1,988.974	1,607.475	15,116.114
Cost	$ 3,422	$ 19,472	$ 21,034	$ 165,361

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 3,513	$ 19,094	$ 20,753	$ 158,417
Receivable for units sold	-	-	-	-
Total assets	3,513	19,094	20,753	158,417

Liabilities
Payable for units redeemed	2	6	-	-
	$ 3,511	$ 19,088	$ 20,753	$ 158,417
Net Assets:
Deferred annuity contracts
terminable by owners	$ 3,511	$ 19,088	$ 20,753	$ 158,417
Total net assets	$ 3,511	$ 19,088	$ 20,753	$ 158,417

Accumulation units outstanding:
M&E - 1.50%	147	141	145	897
M&E - 0.90%	149	331	900	5,889
M&E - 0.75%	-	1,410	532	8,395

Accumulation unit value:
M&E - 1.50%	$ 13.220597	$ 13.683869	$ 12.960142	$ 10.258492
M&E - 0.90%	$ 10.541491	$ 9.814203	$ 13.166522	$ 10.421915
M&E - 0.75%	$ 10.599129	$ 9.867887	$ 13.218827	$ 10.463348

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP	Transamerica Hanlon Income VP	Transamerica Multi Managed Large Cap Core VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	17,290.710	25,643.638	48,456.804	8,525.132
Cost	$ 190,584	$ 278,922	$ 539,873	$ 127,011

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 175,847	$ 252,590	$ 542,232	$ 128,303
Receivable for units sold	-	-	-	-
Total assets	175,847	252,590	542,232	128,303

Liabilities
Payable for units redeemed	1	-	-	-
	$ 175,846	$ 252,590	$ 542,232	$ 128,303
Net Assets:
Deferred annuity contracts
terminable by owners	$ 175,846	$ 252,590	$ 542,232	$ 128,303
Total net assets	$ 175,846	$ 252,590	$ 542,232	$ 128,303

Accumulation units outstanding:
M&E - 1.50%	2,278	3,904	3,587	203
M&E - 0.90%	12,574	8,950	32,966	5,149
M&E - 0.75%	2,462	12,606	11,809	3,141

Accumulation unit value:
M&E - 1.50%	$ 10.011503	$ 9.769908	$ 11.038356	$ 14.854954
M&E - 0.90%	$ 10.170995	$ 9.925558	$ 11.214189	$ 15.091665
M&E - 0.75%	$ 10.211431	$ 9.965019	$ 11.258730	$ 15.151653

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica Janus Balanced VP	Transamerica Jennison Growth VP	Transamerica AEGON Active Asset Allocation - Conservative VP	Transamerica AEGON Active Asset Allocation - Moderate VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	14,089.627	42,284.254	4,593.663	531.007
Cost	$ 145,491	$ 347,234	$ 45,248	$ 5,097

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 133,710	$ 331,509	$ 45,569	$ 5,156
Receivable for units sold	-	-	-	-
Total assets	133,710	331,509	45,569	5,156

Liabilities
Payable for units redeemed	-	1	-	-
	$ 133,710	$ 331,508	$ 45,569	$ 5,156
Net Assets:
Deferred annuity contracts
terminable by owners	$ 133,710	$ 331,508	$ 45,569	$ 5,156
Total net assets	$ 133,710	$ 331,508	$ 45,569	$ 5,156

Accumulation units outstanding:
M&E - 1.50%	2,420	-	827	376
M&E - 0.90%	8,821	28,009	2,271	159
M&E - 0.75%	3,090	3,222	1,525	-

Accumulation unit value:
M&E - 1.50%	$ 9.208359	$ 10.507551	$ 9.822529	$ 9.614566
M&E - 0.90%	$ 9.345797	$ 10.612051	$ 9.861228	$ 9.652459
M&E - 0.75%	$ 9.380613	$ 10.638435	$ 9.870964	$ 9.661993

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica BlackRock Global Allocation VP	Transamerica BlackRock Tactical Allocation VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	86,700.685	2,405.709	2,248.267	18,849.907
Cost	$ 814,667	$ 21,770	$ 21,281	$ 456,837

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 806,317	$ 21,772	$ 21,764	$ 426,762
Receivable for units sold	-	-	-	-
Total assets	806,317	21,772	21,764	426,762

Liabilities
Payable for units redeemed	-	-	-	8
	$ 806,317	$ 21,772	$ 21,764	$ 426,754

Net Assets:
Deferred annuity contracts
terminable by owners	$ 806,317	$ 21,772	$ 21,764	$ 426,754
Total net assets	$ 806,317	$ 21,772	$ 21,764	$ 426,754

Accumulation units outstanding:
M&E - 1.50%	12,107	10	-	-
M&E - 0.90%	53,852	664	798	32,800
M&E - 0.75%	21,285	1,673	1,441	-

Accumulation unit value:
M&E - 1.50%	$ 9.208543	$ 9.235405	$ 9.679022	$ -
M&E - 0.90%	$ 9.244860	$ 9.269117	$ 9.714320	$ 13.010731
M&E - 0.75%	$ 9.253992	$ 9.277589	$ 9.723195	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	13,625.398	8,004.090	1,441.591	471.211
Cost	$ 275,878	$ 105,938	$ 172,988	$ 11,734

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 250,844	$ 145,114	$ 184,869	$ 12,214
Receivable for units sold	-	6	-	-
Total assets	250,844	145,120	184,869	12,214

Liabilities
Payable for units redeemed	1	-	13	6
	$ 250,843	$ 145,120	$ 184,856	$ 12,208

Net Assets:
Deferred annuity contracts
terminable by owners	$ 250,843	$ 145,120	$ 184,856	$ 12,208
Total net assets	$ 250,843	$ 145,120	$ 184,856	$ 12,208

Accumulation units outstanding:
M&E - 1.50%	-	-	1,944	-
M&E - 0.90%	21,198	18,243	10,757	-
M&E - 0.75%	-	-	2,272	1,224

Accumulation unit value:
M&E - 1.50%	$ -	$ -	$ 13.749740	$ 13.063163
M&E - 0.90%	$ 11.833306	$ 7.954904	$ 12.128466	$ 9.893182
M&E - 0.75%	$ -	$ -	$ 12.168844	$ 9.975202

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	13,945.047	2,596.697	4,194.090	62,506.800
Cost	$ 268,557	$ 71,133	$ 36,621	$ 62,507

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 272,347	$ 68,448	$ 32,295	$ 62,507
Receivable for units sold	-	-	-	-
Total assets	272,347	68,448	32,295	62,507

Liabilities
Payable for units redeemed	72	11	13	24
	$ 272,275	$ 68,437	$ 32,282	$ 62,483

Net Assets:
Deferred annuity contracts
terminable by owners	$ 272,275	$ 68,437	$ 32,282	$ 62,483
Total net assets	$ 272,275	$ 68,437	$ 32,282	$ 62,483

Accumulation units outstanding:
M&E - 1.50%	127	184	-	-
M&E - 0.90%	17,568	6,479	6,685	3,638
M&E - 0.75%	2,452	50	78	2,472

Accumulation unit value:
M&E - 1.50%	$ 16.129792	$ 14.213869	$ 3.697476	$ 9.546660
M&E - 0.90%	$ 13.484647	$ 10.080420	$ 4.772798	$ 10.193497
M&E - 0.75%	$ 13.596399	$ 10.164004	$ 4.812363	$ 10.277806

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	334.095	3,443.118	1,605.399	2,384.224
Cost	$ 7,409	$ 173,050	$ 16,943	$ 71,066

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 6,418	$ 163,479	$ 16,535	$ 77,415
Receivable for units sold	-	-	-	-
Total assets	6,418	163,479	16,535	77,415

Liabilities
Payable for units redeemed	3	6	28	5
	$ 6,415	$ 163,473	$ 16,507	$ 77,410

Net Assets:
Deferred annuity contracts
terminable by owners	$ 6,415	$ 163,473	$ 16,507	$ 77,410
Total net assets	$ 6,415	$ 163,473	$ 16,507	$ 77,410

Accumulation units outstanding:
M&E - 1.50%	107	1,015	-	46
M&E - 0.90%	709	13,369	1,980	5,611
M&E - 0.75%	-	4,051	518	2,025

Accumulation unit value:
M&E - 1.50%	$ 11.969627	$ 13.303280	$ 15.302206	$ 13.665113
M&E - 0.90%	$ 7.234813	$ 8.598179	$ 6.600297	$ 10.040607
M&E - 0.75%	$ 7.276301	$ 8.647482	$ 6.638217	$ 10.098096

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling US Dollar
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,008.615	1,225.081	1,598.839	386.111
Cost	$ 32,966	$ 28,001	$ 42,600	$ 11,665

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 34,061	$ 30,688	$ 41,858	$ 11,031
Receivable for units sold	-	-	-	-
Total assets	34,061	30,688	41,858	11,031

Liabilities
Payable for units redeemed	10	5	17	-
	$ 34,051	$ 30,683	$ 41,841	$ 11,031

Net Assets:
Deferred annuity contracts
terminable by owners	$ 34,051	$ 30,683	$ 41,841	$ 11,031
Total net assets	$ 34,051	$ 30,683	$ 41,841	$ 11,031

Accumulation units outstanding:
M&E - 1.50%	-	405	25	-
M&E - 0.90%	2,958	1,777	4,136	63
M&E - 0.75%	-	411	52	1,204

Accumulation unit value:
M&E - 1.50%	$ 16.410284	$ 13.863377	$ 13.796014	$ 9.733209
M&E - 0.90%	$ 11.513046	$ 11.448286	$ 9.909646	$ 8.654571
M&E - 0.75%	$ 11.579008	$ 11.513873	$ 9.966456	$ 8.704155

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	3,141.279	676.356	1,936.449	5,541.636
Cost	$ 79,216	$ 15,174	$ 103,272	$ 59,465

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 76,552	$ 12,607	$ 81,699	$ 57,466
Receivable for units sold	-	-	-	-
Total assets	76,552	12,607	81,699	57,466

Liabilities
Payable for units redeemed	12	6	16	5
	$ 76,540	$ 12,601	$ 81,683	$ 57,461

Net Assets:
Deferred annuity contracts
terminable by owners	$ 76,540	$ 12,601	$ 81,683	$ 57,461
Total net assets	$ 76,540	$ 12,601	$ 81,683	$ 57,461

Accumulation units outstanding:
M&E - 1.50%	22	56	1,230	-
M&E - 0.90%	6,970	1,644	8,424	9,419
M&E - 0.75%	3,890	135	976	1,392

Accumulation unit value:
M&E - 1.50%	$ 14.999928	$ 11.532740	$ 13.767317	$ 8.565059
M&E - 0.90%	$ 7.003994	$ 6.719726	$ 6.884188	$ 5.311024
M&E - 0.75%	$ 7.044130	$ 6.758257	$ 6.923689	$ 5.341471

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	3,248.136	5,443.129	1,041.376	2,394.710
Cost	$ 28,100	$ 126,458	$ 53,346	$ 44,700

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 27,479	$ 152,898	$ 45,509	$ 40,878
Receivable for units sold	-	11	-	-
Total assets	27,479	152,909	45,509	40,878

Liabilities
Payable for units redeemed	-	-	10	8
	$ 27,479	$ 152,909	$ 45,499	$ 40,870

Net Assets:
Deferred annuity contracts
terminable by owners	$ 27,479	$ 152,909	$ 45,499	$ 40,870
Total net assets	$ 27,479	$ 152,909	$ 45,499	$ 40,870

Accumulation units outstanding:
M&E - 1.50%	-	39	30	210
M&E - 0.90%	4,331	8,408	3,683	6,842
M&E - 0.75%	982	1,382	1,895	-

Accumulation unit value:
M&E - 1.50%	$ 4.055713	$ 14.184592	$ 15.521934	$ 9.528420
M&E - 0.90%	$ 5.166479	$ 15.549846	$ 8.059663	$ 5.681312
M&E - 0.75%	$ 5.196080	$ 15.638798	$ 8.105883	$ 5.713927

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,889.925	636.154	5,171.435	103.140
Cost	$ 226,483	$ 4,504	$ 139,608	$ 1,620

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 217,162	$ 4,752	$ 122,460	$ 1,541
Receivable for units sold	6	-	-	2
Total assets	217,168	4,752	122,460	1,543

Liabilities
Payable for units redeemed	-	-	13	-
	$ 217,168	$ 4,752	$ 122,447	$ 1,543

Net Assets:
Deferred annuity contracts
terminable by owners	$ 217,168	$ 4,752	$ 122,447	$ 1,543
Total net assets	$ 217,168	$ 4,752	$ 122,447	$ 1,543

Accumulation units outstanding:
M&E - 1.50%	613	201	101	-
M&E - 0.90%	11,552	-	12,177	183
M&E - 0.75%	12,732	228	-	77

Accumulation unit value:
M&E - 1.50%	$ 20.870537	$ 12.822992	$ 15.257435	$ 3.502827
M&E - 0.90%	$ 8.390943	$ 9.510904	$ 9.929300	$ 5.919785
M&E - 0.75%	$ 8.439065	$ 9.565374	$ 9.986211	$ 5.953717

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2011

	ProFund VP Short International	Access VP High Yield	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	17.387	233.893	532.547	1,014.889
Cost	$ 360	$ 5,979	$ 3,911	$ 11,793

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 363	$ 6,153	$ 4,037	$ 10,960
Receivable for units sold	-	-	-	2
Total assets	363	6,153	4,037	10,962

Liabilities
Payable for units redeemed	2	4	-	-
	$ 361	$ 6,149	$ 4,037	$ 10,962

Net Assets:
Deferred annuity contracts
terminable by owners	$ 361	$ 6,149	$ 4,037	$ 10,962
Total net assets	$ 361	$ 6,149	$ 4,037	$ 10,962

Accumulation units outstanding:
M&E - 1.50%	-	34	-	-
M&E - 0.90%	-	156	119	801
M&E - 0.75%	48	263	176	36

Accumulation unit value:
M&E - 1.50%	$ 5.072887	$ 13.943852	$ 13.454384	$ 12.879492
M&E - 0.90%	$ 7.537070	$ 13.475090	$ 13.668648	$ 13.084585
M&E - 0.75%	$ 7.580262	$ 13.552224	$ 13.722936	$ 13.136550

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 480,815	$ 549,683	$ 12,909,664	$ 13,103,944

Investment Income:
Dividends	29,285	17,732	148,653	307,800
Investment Expenses:
Mortality and expense risk and other charges	4,400	4,950	119,245	122,126
Net investment income (loss)	24,885	12,782	29,408	185,674
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	1,523	-	-
Realized gain (loss) on investments	3,950	(13,129)	(604,669)	(173,827)
Net realized capital gains (losses) on investments	3,950	(11,606)	(604,669)	(173,827)
Net change in unrealized appreciation/depreciation	5,037	40,501	2,421,392	1,583,653
Net Gain (Loss) on Investment	8,987	28,895	1,816,723	1,409,826
Increase (decrease) in net assets from operations	33,872	41,677	1,846,131	1,595,500
Increase (decrease) in net assets from contract transactions	1,620	(8,315)	567,097	609,104
Total increase (decrease) in net assets	35,492	33,362	2,413,228	2,204,604
Net Assets as of December 31, 2010	$ 516,307	$ 583,045	$ 15,322,892	$ 15,308,548

Investment Income:
Dividends	25,969	16,476	187,049	333,389
Investment Expenses:
Mortality and expense risk and other charges	5,250	5,360	135,884	141,235
Net investment income (loss)	20,719	11,116	51,165	192,154
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	783	-	-	-
Realized gain (loss) on investments	10,659	(3,885)	(468,361)	(116,984)
Net realized capital gains (losses) on investments	11,442	(3,885)	(468,361)	(116,984)
Net change in unrealized appreciation/depreciation	5,205	3,026	(545,405)	(549,672)
Net Gain (Loss) on Investment	16,647	(859)	(1,013,766)	(666,656)
Increase (decrease) in net assets from operations	37,366	10,257	(962,601)	(474,502)
Increase (decrease) in net assets from contract transactions	92,570	(595)	239,263	562,844
Total increase (decrease) in net assets	129,936	9,662	(723,338)	88,342
Net Assets as of December 31, 2011	$ 646,243	$ 592,707	$ 14,599,554	$ 15,396,890

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Tactical Allocation VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 3,782,902	$ 1,209,324	$ 818,354	$ 982,925

Investment Income:
Dividends	116,751	16,143	50,402	36,530
Investment Expenses:
Mortality and expense risk and other charges	34,395	10,429	7,377	8,654
Net investment income (loss)	82,356	5,714	43,025	27,876
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(55,560)	(37,126)	(162,787)	(28,592)
Net realized capital gains (losses) on investments	(55,560)	(37,126)	(162,787)	(28,592)
Net change in unrealized appreciation/depreciation	327,071	146,528	232,218	(9,084)
Net Gain (Loss) on Investment	271,511	109,402	69,431	(37,676)
Increase (decrease) in net assets from operations	353,867	115,116	112,456	(9,800)
Increase (decrease) in net assets from contract transactions	(20,252)	19,668	(5,946)	(14,150)
Total increase (decrease) in net assets	333,615	134,784	106,510	(23,950)
Net Assets as of December 31, 2010	$ 4,116,517	$ 1,344,108	$ 924,864	$ 958,975

Investment Income:
Dividends	95,159	15,916	64,338	17,548
Investment Expenses:
Mortality and expense risk and other charges	36,570	11,367	8,178	8,929
Net investment income (loss)	58,589	4,549	56,160	8,619
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(10,081)	(90,415)	(130,910)	(34,710)
Net realized capital gains (losses) on investments	(10,081)	(90,415)	(130,910)	(34,710)
Net change in unrealized appreciation/depreciation	(60,487)	(52,582)	18,150	54,773
Net Gain (Loss) on Investment	(70,568)	(142,997)	(112,760)	20,063
Increase (decrease) in net assets from operations	(11,979)	(138,448)	(56,600)	28,682
Increase (decrease) in net assets from contract transactions	(29,618)	(50,640)	(65,976)	154,744
Total increase (decrease) in net assets	(41,597)	(189,088)	(122,576)	183,426
Net Assets as of December 31, 2011	$ 4,074,920	$ 1,155,020	$ 802,288	$ 1,142,401

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 849,342	$ 272,948	$ 62,540	$ 440,787

Investment Income:
Dividends	23,498	4,894	912	5,722
Investment Expenses:
Mortality and expense risk and other charges	7,491	2,412	608	5,982
Net investment income (loss)	16,007	2,482	304	(260)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(45,611)	(2,746)	(703)	(55,189)
Net realized capital gains (losses) on investments	(45,611)	(2,746)	(703)	(55,189)
Net change in unrealized appreciation/depreciation	113,079	54,048	10,006	107,698
Net Gain (Loss) on Investment	67,468	51,302	9,303	52,509
Increase (decrease) in net assets from operations	83,475	53,784	9,607	52,249
Increase (decrease) in net assets from contract transactions	31,775	(35,535)	6,664	322,730
Total increase (decrease) in net assets	115,250	18,249	16,271	374,979
Net Assets as of December 31, 2010	$ 964,592	$ 291,197	$ 78,811	$ 815,766

Investment Income:
Dividends	21,248	3,153	1,387	15,653
Investment Expenses:
Mortality and expense risk and other charges	8,963	2,522	939	8,043
Net investment income (loss)	12,285	631	448	7,610
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	2,513	2,293	(6,653)	(2,484)
Net realized capital gains (losses) on investments	2,513	2,293	(6,653)	(2,484)
Net change in unrealized appreciation/depreciation	(99,334)	512	5,488	15,320
Net Gain (Loss) on Investment	(96,821)	2,805	(1,165)	12,836
Increase (decrease) in net assets from operations	(84,536)	3,436	(717)	20,446
Increase (decrease) in net assets from contract transactions	138,254	(23,288)	35,454	274,447
Total increase (decrease) in net assets	53,718	(19,852)	34,737	294,893
Net Assets as of December 31, 2011	$ 1,018,310	$ 271,345	$ 113,548	$ 1,110,659

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Morgan Stanley Capital Growth VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 81,663	$ 177,274	$ 979,853	$ 608,667

Investment Income:
Dividends	13,447	7,509	8,822	-
Investment Expenses:
Mortality and expense risk and other charges	818	1,536	9,237	6,005
Net investment income (loss)	12,629	5,973	(415)	(6,005)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	258	-	-
Realized gain (loss) on investments	5,486	6,198	(46,043)	63,235
Net realized capital gains (losses) on investments	5,486	6,456	(46,043)	63,235
Net change in unrealized appreciation/depreciation	(7,810)	(2,309)	306,305	192,920
Net Gain (Loss) on Investment	(2,324)	4,147	260,262	256,155
Increase (decrease) in net assets from operations	10,305	10,120	259,847	250,150
Increase (decrease) in net assets from contract transactions	7,246	(14,860)	29,591	269,362
Total increase (decrease) in net assets	17,551	(4,740)	289,438	519,512
Net Assets as of December 31, 2010	$ 99,214	$ 172,534	$ 1,269,291	$ 1,128,179

Investment Income:
Dividends	11,872	3,991	-	-
Investment Expenses:
Mortality and expense risk and other charges	1,296	1,549	12,127	11,765
Net investment income (loss)	10,576	2,442	(12,127)	(11,765)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	4,255	-	-
Realized gain (loss) on investments	(2,996)	2,908	(15,757)	252,708
Net realized capital gains (losses) on investments	(2,996)	7,163	(15,757)	252,708
Net change in unrealized appreciation/depreciation	(5,990)	(803)	(73,310)	(256,960)
Net Gain (Loss) on Investment	(8,986)	6,360	(89,067)	(4,252)
Increase (decrease) in net assets from operations	1,590	8,802	(101,194)	(16,017)
Increase (decrease) in net assets from contract transactions	22,379	10,520	61,749	(186,777)
Total increase (decrease) in net assets	23,969	19,322	(39,445)	(202,794)
Net Assets as of December 31, 2011	$ 123,183	$ 191,856	$ 1,229,846	$ 925,385

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica Third Avenue Value VP	Transamerica Multi-Managed Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 1,922,551	$ 58,735	$ 35,635	$ 8,131,239

Investment Income:
Dividends	53,581	3,436	2,221	44,100
Investment Expenses:
Mortality and expense risk and other charges	16,167	4,451	360	73,603
Net investment income (loss)	37,414	(1,015)	1,861	(29,503)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(486,294)	105	(1,534)	(47,773)
Net realized capital gains (losses) on investments	(486,294)	105	(1,534)	(47,773)
Net change in unrealized appreciation/depreciation	702,507	106,287	2,573	1,393,083
Net Gain (Loss) on Investment	216,213	106,392	1,039	1,345,310
Increase (decrease) in net assets from operations	253,627	105,377	2,900	1,315,807
Increase (decrease) in net assets from contract transactions	(297,118)	645,830	5,334	(326,599)
Total increase (decrease) in net assets	(43,491)	751,207	8,234	989,208
Net Assets as of December 31, 2010	$ 1,879,060	$ 809,942	$ 43,869	$ 9,120,447

Investment Income:
Dividends	92,662	20,105	349	34,049
Investment Expenses:
Mortality and expense risk and other charges	16,922	7,785	379	79,839
Net investment income (loss)	75,740	12,320	(30)	(45,790)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(143,020)	22,011	(3,012)	(45,925)
Net realized capital gains (losses) on investments	(143,020)	22,011	(3,012)	(45,925)
Net change in unrealized appreciation/depreciation	(212,249)	(7,538)	3,442	(316,628)
Net Gain (Loss) on Investment	(355,269)	14,473	430	(362,553)
Increase (decrease) in net assets from operations	(279,529)	26,793	400	(408,343)
Increase (decrease) in net assets from contract transactions	(21,025)	3,574	(2,978)	2,246,142
Total increase (decrease) in net assets	(300,554)	30,367	(2,578)	1,837,799
Net Assets as of December 31, 2011	$ 1,578,506	$ 840,309	$ 41,291	$ 10,958,246

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica AEGON Money Market VP	Transamerica Systematic Small/Mid-Cap Value VP	Transamerica AEGON U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 958,856	$ 747,842	$ 37,166	$ 3,899,954

Investment Income:
Dividends	53	9,268	1,951	5,238
Investment Expenses:
Mortality and expense risk and other charges	9,438	9,130	426	39,401
Net investment income (loss)	(9,385)	138	1,525	(34,163)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	1,399	-
Realized gain (loss) on investments	-	(29,083)	(41)	99,526
Net realized capital gains (losses) on investments	-	(29,083)	1,358	99,526
Net change in unrealized appreciation/depreciation	-	342,391	(1,386)	1,213,294
Net Gain (Loss) on Investment	-	313,308	(28)	1,312,820
Increase (decrease) in net assets from operations	(9,385)	313,446	1,497	1,278,657
Increase (decrease) in net assets from contract transactions	55,003	237,267	17,770	157,828
Total increase (decrease) in net assets	45,618	550,713	19,267	1,436,485
Net Assets as of December 31, 2010	$ 1,004,474	$ 1,298,555	$ 56,433	$ 5,336,439

Investment Income:
Dividends	46	2,405	2,734	16,918
Investment Expenses:
Mortality and expense risk and other charges	8,193	13,416	715	48,075
Net investment income (loss)	(8,147)	(11,011)	2,019	(31,157)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	1,688	-
Realized gain (loss) on investments	-	172,064	(52)	301,150
Net realized capital gains (losses) on investments	-	172,064	1,636	301,150
Net change in unrealized appreciation/depreciation	-	(227,061)	1,746	(654,275)
Net Gain (Loss) on Investment	-	(54,997)	3,382	(353,125)
Increase (decrease) in net assets from operations	(8,147)	(66,008)	5,401	(384,282)
Increase (decrease) in net assets from contract transactions	(205,364)	260,577	72,186	2,294,129
Total increase (decrease) in net assets	(213,511)	194,569	77,587	1,909,847
Net Assets as of December 31, 2011	$ 790,963	$ 1,493,124	$ 134,020	$ 7,246,286

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ -	$ -	$ -	$ 93,269

Investment Income:
Dividends	24	36	-	468
Investment Expenses:
Mortality and expense risk and other charges	10	31	16	1,076
Net investment income (loss)	14	5	(16)	(608)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	20	28	-	227
Realized gain (loss) on investments	1	179	5	797
Net realized capital gains (losses) on investments	21	207	5	1,024
Net change in unrealized appreciation/depreciation	138	798	513	(3,884)
Net Gain (Loss) on Investment	159	1,005	518	(2,860)
Increase (decrease) in net assets from operations	173	1,010	502	(3,468)
Increase (decrease) in net assets from contract transactions	2,356	15,769	7,490	72,987
Total increase (decrease) in net assets	2,529	16,779	7,992	69,519
Net Assets as of December 31, 2010	$ 2,529	$ 16,779	$ 7,992	$ 162,788

Investment Income:
Dividends	38	304	121	2,220
Investment Expenses:
Mortality and expense risk and other charges	35	168	148	1,396
Net investment income (loss)	3	136	(27)	824
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	37	198	198	-
Realized gain (loss) on investments	12	486	227	3,160
Net realized capital gains (losses) on investments	49	684	425	3,160
Net change in unrealized appreciation/depreciation	(47)	(1,177)	(794)	(11,008)
Net Gain (Loss) on Investment	2	(493)	(369)	(7,848)
Increase (decrease) in net assets from operations	5	(357)	(396)	(7,024)
Increase (decrease) in net assets from contract transactions	977	2,666	13,157	2,653
Total increase (decrease) in net assets	982	2,309	12,761	(4,371)
Net Assets as of December 31, 2011	$ 3,511	$ 19,088	$ 20,753	$ 158,417

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP	Transamerica Hanlon Income VP	Transamerica Multi Managed Large Cap Core VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 69,381	$ 340,349	$ 461,550	$ 30,961

Investment Income:
Dividends	665	3,266	1,083	305
Investment Expenses:
Mortality and expense risk and other charges	928	3,236	5,360	467
Net investment income (loss)	(263)	30	(4,277)	(162)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	383	2,163	1,810	-
Realized gain (loss) on investments	811	7,253	23,912	452
Net realized capital gains (losses) on investments	1,194	9,416	25,722	452
Net change in unrealized appreciation/depreciation	(1,701)	(21,382)	(22,520)	10,676
Net Gain (Loss) on Investment	(507)	(11,966)	3,202	11,128
Increase (decrease) in net assets from operations	(770)	(11,936)	(1,075)	10,966
Increase (decrease) in net assets from contract transactions	80,102	19,835	91,337	80,678
Total increase (decrease) in net assets	79,332	7,899	90,262	91,644
Net Assets as of December 31, 2010	$ 148,713	$ 348,248	$ 551,812	$ 122,605

Investment Income:
Dividends	2,381	4,005	8,369	998
Investment Expenses:
Mortality and expense risk and other charges	1,546	2,491	4,788	1,117
Net investment income (loss)	835	1,514	3,581	(119)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	18	2,500	-
Realized gain (loss) on investments	1,783	3,514	2,507	7,510
Net realized capital gains (losses) on investments	1,783	3,532	5,007	7,510
Net change in unrealized appreciation/depreciation	(17,351)	(35,952)	3,335	(11,765)
Net Gain (Loss) on Investment	(15,568)	(32,420)	8,342	(4,255)
Increase (decrease) in net assets from operations	(14,733)	(30,906)	11,923	(4,374)
Increase (decrease) in net assets from contract transactions	41,866	(64,752)	(21,503)	10,072
Total increase (decrease) in net assets	27,133	(95,658)	(9,580)	5,698
Net Assets as of December 31, 2011	$ 175,846	$ 252,590	$ 542,232	$ 128,303

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica Janus Balanced VP	Transamerica Jennison Growth VP	Transamerica AEGON Active Asset Allocation - Conservative VP	Transamerica AEGON Active Asset Allocation - Moderate VP
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2010	$ 83,159	$ -	$ -	$ -

Investment Income:
Dividends	243	47	-	-
Investment Expenses:
Mortality and expense risk and other charges	1,293	760	-	-
Net investment income (loss)	(1,050)	(713)	-	-
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	566	-	-	-
Realized gain (loss) on investments	(1,759)	(248)	-	-
Net realized capital gains (losses) on investments	(1,193)	(248)	-	-
Net change in unrealized appreciation/depreciation	4,730	9,606	-	-
Net Gain (Loss) on Investment	3,537	9,358	-	-
Increase (decrease) in net assets from operations	2,487	8,645	-	-
Increase (decrease) in net assets from contract transactions	58,248	132,607	-	-
Total increase (decrease) in net assets	60,735	141,252	-	-
Net Assets as of December 31, 2010	$ 143,894	$ 141,252	$ -	$ -

Investment Income:
Dividends	327	215	-	-
Investment Expenses:
Mortality and expense risk and other charges	1,349	1,692	26	7
Net investment income (loss)	(1,022)	(1,477)	(26)	(7)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	2,610	10,816	(5)	1
Net realized capital gains (losses) on investments	2,610	10,816	(5)	1
Net change in unrealized appreciation/depreciation	(18,515)	(25,331)	321	59
Net Gain (Loss) on Investment	(15,905)	(14,515)	316	60
Increase (decrease) in net assets from operations	(16,927)	(15,992)	290	53
Increase (decrease) in net assets from contract transactions	6,743	206,248	45,279	5,103
Total increase (decrease) in net assets	(10,184)	190,256	45,569	5,156
Net Assets as of December 31, 2011	$ 133,710	$ 331,508	$ 45,569	$ 5,156

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica BlackRock Global Allocation VP	Transamerica BlackRock Tactical Allocation VP	Fidelity VIP Contrafund®
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount
Net Assets as of January 1, 2010	$ -	$ -	$ -	$ 398,724

Investment Income:
Dividends	-	-	-	4,292
Investment Expenses:
Mortality and expense risk and other charges	-	-	-	3,681
Net investment income (loss)	-	-	-	611
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	196
Realized gain (loss) on investments	-	-	-	(2,237)
Net realized capital gains (losses) on investments	-	-	-	(2,041)
Net change in unrealized appreciation/depreciation	-	-	-	65,270
Net Gain (Loss) on Investment	-	-	-	63,229
Increase (decrease) in net assets from operations	-	-	-	63,840
Increase (decrease) in net assets from contract transactions	-	-	-	2,123
Total increase (decrease) in net assets	-	-	-	65,963
Net Assets as of December 31, 2010	$ -	$ -	$ -	$ 464,687

Investment Income:
Dividends	-	-	-	3,551
Investment Expenses:
Mortality and expense risk and other charges	448	51	48	4,064
Net investment income (loss)	(448)	(51)	(48)	(513)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	-	(447)	(123)	1,645
Net realized capital gains (losses) on investments	-	(447)	(123)	1,645
Net change in unrealized appreciation/depreciation	(8,350)	2	483	(17,202)
Net Gain (Loss) on Investment	(8,350)	(445)	360	(15,557)
Increase (decrease) in net assets from operations	(8,798)	(496)	312	(16,070)
Increase (decrease) in net assets from contract transactions	815,115	22,268	21,452	(21,863)
Total increase (decrease) in net assets	806,317	21,772	21,764	(37,933)
Net Assets as of December 31, 2011	$ 806,317	$ 21,772	$ 21,764	$ 426,754

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 264,131	$ 131,867	$ 121,683	$ 16,900

Investment Income:
Dividends	4,389	-	2,815	26
Investment Expenses:
Mortality and expense risk and other charges	2,401	1,278	1,280	150
Net investment income (loss)	1,988	(1,278)	1,535	(124)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	2,468	-
Realized gain (loss) on investments	(6,463)	(6,921)	(5,066)	695
Net realized capital gains (losses) on investments	(6,463)	(6,921)	(2,598)	695
Net change in unrealized appreciation/depreciation	40,820	34,577	21,928	1,664
Net Gain (Loss) on Investment	34,357	27,656	19,330	2,359
Increase (decrease) in net assets from operations	36,345	26,378	20,865	2,235
Increase (decrease) in net assets from contract transactions	(6,424)	(7,086)	21,284	1,180
Total increase (decrease) in net assets	29,921	19,292	42,149	3,415
Net Assets as of December 31, 2010	$ 294,052	$ 151,159	$ 163,832	$ 20,315

Investment Income:
Dividends	5,955	-	3,263	-
Investment Expenses:
Mortality and expense risk and other charges	2,429	1,337	1,672	111
Net investment income (loss)	3,526	(1,337)	1,591	(111)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	4,254	294
Realized gain (loss) on investments	(6,224)	4,459	(2,895)	1,494
Net realized capital gains (losses) on investments	(6,224)	4,459	1,359	1,788
Net change in unrealized appreciation/depreciation	5,356	(1,910)	(92)	(2,980)
Net Gain (Loss) on Investment	(868)	2,549	1,267	(1,192)
Increase (decrease) in net assets from operations	2,658	1,212	2,858	(1,303)
Increase (decrease) in net assets from contract transactions	(45,867)	(7,251)	18,166	(6,804)
Total increase (decrease) in net assets	(43,209)	(6,039)	21,024	(8,107)
Net Assets as of December 31, 2011	$ 250,843	$ 145,120	$ 184,856	$ 12,208

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 38,552	$ 23,699	$ 30,484	$ 29,546

Investment Income:
Dividends	-	-	-	27
Investment Expenses:
Mortality and expense risk and other charges	589	995	270	1,030
Net investment income (loss)	(589)	(995)	(270)	(1,003)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	1,896	27,610	(9,723)	-
Net realized capital gains (losses) on investments	1,896	27,610	(9,723)	-
Net change in unrealized appreciation/depreciation	4,184	(986)	(2,856)	-
Net Gain (Loss) on Investment	6,080	26,624	(12,579)	-
Increase (decrease) in net assets from operations	5,491	25,629	(12,849)	(1,003)
Increase (decrease) in net assets from contract transactions	11,129	(7,703)	22,156	(7,234)
Total increase (decrease) in net assets	16,620	17,926	9,307	(8,237)
Net Assets as of December 31, 2010	$ 55,172	$ 41,625	$ 39,791	$ 21,309

Investment Income:
Dividends	-	-	-	37
Investment Expenses:
Mortality and expense risk and other charges	870	1,007	317	1,692
Net investment income (loss)	(870)	(1,007)	(317)	(1,655)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	4,285	1,480	(13,005)	2,425
Net realized capital gains (losses) on investments	4,285	1,480	(13,005)	2,425
Net change in unrealized appreciation/depreciation	(3,939)	(4,307)	8,001	-
Net Gain (Loss) on Investment	346	(2,827)	(5,004)	2,425
Increase (decrease) in net assets from operations	(524)	(3,834)	(5,321)	770
Increase (decrease) in net assets from contract transactions	217,627	30,646	(2,188)	40,404
Total increase (decrease) in net assets	217,103	26,812	(7,509)	41,174
Net Assets as of December 31, 2011	$ 272,275	$ 68,437	$ 32,282	$ 62,483

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 650	$ 37,320	$ -	$ 5,404

Investment Income:
Dividends	11	165	-	370
Investment Expenses:
Mortality and expense risk and other charges	10	415	48	178
Net investment income (loss)	1	(250)	(48)	192
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(5)	665	3,297	2,088
Net realized capital gains (losses) on investments	(5)	665	3,297	2,088
Net change in unrealized appreciation/depreciation	68	11,242	346	(283)
Net Gain (Loss) on Investment	63	11,907	3,643	1,805
Increase (decrease) in net assets from operations	64	11,657	3,595	1,997
Increase (decrease) in net assets from contract transactions	728	61,809	(1,624)	467
Total increase (decrease) in net assets	792	73,466	1,971	2,464
Net Assets as of December 31, 2010	$ 1,442	$ 110,786	$ 1,971	$ 7,868

Investment Income:
Dividends	42	240	-	1,389
Investment Expenses:
Mortality and expense risk and other charges	56	1,424	310	480
Net investment income (loss)	(14)	(1,184)	(310)	909
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	1,450	-
Realized gain (loss) on investments	(31)	18,977	(8,266)	1,393
Net realized capital gains (losses) on investments	(31)	18,977	(6,816)	1,393
Net change in unrealized appreciation/depreciation	(1,055)	(22,043)	(762)	6,035
Net Gain (Loss) on Investment	(1,086)	(3,066)	(7,578)	7,428
Increase (decrease) in net assets from operations	(1,100)	(4,250)	(7,888)	8,337
Increase (decrease) in net assets from contract transactions	6,073	56,937	22,424	61,205
Total increase (decrease) in net assets	4,973	52,687	14,536	69,542
Net Assets as of December 31, 2011	$ 6,415	$ 163,473	$ 16,507	$ 77,410

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling US Dollar
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 3,739	$ 3,873	$ 120,606	$ 8,291

Investment Income:
Dividends	-	169	174	-
Investment Expenses:
Mortality and expense risk and other charges	47	32	1,091	47
Net investment income (loss)	(47)	137	(917)	(47)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	3	61	34,476	(166)
Net realized capital gains (losses) on investments	3	61	34,476	(166)
Net change in unrealized appreciation/depreciation	1,138	(308)	(4,729)	(4)
Net Gain (Loss) on Investment	1,141	(247)	29,747	(170)
Increase (decrease) in net assets from operations	1,094	(110)	28,830	(217)
Increase (decrease) in net assets from contract transactions	2,755	239	(98,267)	(1,672)
Total increase (decrease) in net assets	3,849	129	(69,437)	(1,889)
Net Assets as of December 31, 2010	$ 7,588	$ 4,002	$ 51,169	$ 6,402

Investment Income:
Dividends	-	196	-	-
Investment Expenses:
Mortality and expense risk and other charges	282	144	394	148
Net investment income (loss)	(282)	52	(394)	(148)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	1,274	641	3,098	(1,011)
Net realized capital gains (losses) on investments	1,274	641	3,098	(1,011)
Net change in unrealized appreciation/depreciation	(2)	2,402	(4,827)	(425)
Net Gain (Loss) on Investment	1,272	3,043	(1,729)	(1,436)
Increase (decrease) in net assets from operations	990	3,095	(2,123)	(1,584)
Increase (decrease) in net assets from contract transactions	25,473	23,586	(7,205)	6,213
Total increase (decrease) in net assets	26,463	26,681	(9,328)	4,629
Net Assets as of December 31, 2011	$ 34,051	$ 30,683	$ 41,841	$ 11,031

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 252,291	$ 13,036	$ 181,242	$ -

Investment Income:
Dividends	-	-	43	-
Investment Expenses:
Mortality and expense risk and other charges	1,851	93	585	20
Net investment income (loss)	(1,851)	(93)	(542)	(20)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	2,156	644	-	-
Realized gain (loss) on investments	29,488	(1,248)	12,174	-
Net realized capital gains (losses) on investments	31,644	(604)	12,174	-
Net change in unrealized appreciation/depreciation	(1,522)	167	4,308	232
Net Gain (Loss) on Investment	30,122	(437)	16,482	232
Increase (decrease) in net assets from operations	28,271	(530)	15,940	212
Increase (decrease) in net assets from contract transactions	330,152	6,674	(115,537)	4,889
Total increase (decrease) in net assets	358,423	6,144	(99,597)	5,101
Net Assets as of December 31, 2010	$ 610,714	$ 19,180	$ 81,645	$ 5,101

Investment Income:
Dividends	-	-	29	-
Investment Expenses:
Mortality and expense risk and other charges	1,391	189	887	181
Net investment income (loss)	(1,391)	(189)	(858)	(181)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	4,961	-
Realized gain (loss) on investments	6,113	(623)	(712)	(298)
Net realized capital gains (losses) on investments	6,113	(623)	4,249	(298)
Net change in unrealized appreciation/depreciation	(28,191)	(3,773)	(31,576)	(2,232)
Net Gain (Loss) on Investment	(22,078)	(4,396)	(27,327)	(2,530)
Increase (decrease) in net assets from operations	(23,469)	(4,585)	(28,185)	(2,711)
Increase (decrease) in net assets from contract transactions	(510,705)	(1,994)	28,223	55,071
Total increase (decrease) in net assets	(534,174)	(6,579)	38	52,360
Net Assets as of December 31, 2011	$ 76,540	$ 12,601	$ 81,683	$ 57,461

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 3,680	$ 7,340	$ 64,162	$ 26,195

Investment Income:
Dividends	-	207	495	85
Investment Expenses:
Mortality and expense risk and other charges	76	421	860	287
Net investment income (loss)	(76)	(214)	(365)	(202)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(2,631)	(2,071)	2,789	374
Net realized capital gains (losses) on investments	(2,631)	(2,071)	2,789	374
Net change in unrealized appreciation/depreciation	(1,237)	(1,828)	23,755	2,891
Net Gain (Loss) on Investment	(3,868)	(3,899)	26,544	3,265
Increase (decrease) in net assets from operations	(3,944)	(4,113)	26,179	3,063
Increase (decrease) in net assets from contract transactions	19,223	46,470	67,828	10,154
Total increase (decrease) in net assets	15,279	42,357	94,007	13,217
Net Assets as of December 31, 2010	$ 18,959	$ 49,697	$ 158,169	$ 39,412

Investment Income:
Dividends	-	43	189	-
Investment Expenses:
Mortality and expense risk and other charges	76	610	1,037	411
Net investment income (loss)	(76)	(567)	(848)	(411)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(4,962)	2,910	19,022	4,914
Net realized capital gains (losses) on investments	(4,962)	2,910	19,022	4,914
Net change in unrealized appreciation/depreciation	2,368	29,773	(35,876)	(11,252)
Net Gain (Loss) on Investment	(2,594)	32,683	(16,854)	(6,338)
Increase (decrease) in net assets from operations	(2,670)	32,116	(17,702)	(6,749)
Increase (decrease) in net assets from contract transactions	11,190	71,096	(94,968)	8,207
Total increase (decrease) in net assets	8,520	103,212	(112,670)	1,458
Net Assets as of December 31, 2011	$ 27,479	$ 152,909	$ 45,499	$ 40,870

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 97,088	$ 9,300	$ 417,801	$ 1,191

Investment Income:
Dividends	-	292	-	-
Investment Expenses:
Mortality and expense risk and other charges	772	86	2,769	68
Net investment income (loss)	(772)	206	(2,769)	(68)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	35,184	-
Realized gain (loss) on investments	11,208	48	17,480	799
Net realized capital gains (losses) on investments	11,208	48	52,664	799
Net change in unrealized appreciation/depreciation	22,963	1,265	(5,088)	64
Net Gain (Loss) on Investment	34,171	1,313	47,576	863
Increase (decrease) in net assets from operations	33,399	1,519	44,807	795
Increase (decrease) in net assets from contract transactions	(1,125)	1,004	(280,095)	(903)
Total increase (decrease) in net assets	32,274	2,523	(235,288)	(108)
Net Assets as of December 31, 2010	$ 129,362	$ 11,823	$ 182,513	$ 1,083

Investment Income:
Dividends	-	237	-	-
Investment Expenses:
Mortality and expense risk and other charges	1,182	58	1,430	104
Net investment income (loss)	(1,182)	179	(1,430)	(104)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	2,338	-	15,658	-
Realized gain (loss) on investments	8,601	1,269	10,079	(889)
Net realized capital gains (losses) on investments	10,939	1,269	25,737	(889)
Net change in unrealized appreciation/depreciation	(32,890)	(1,229)	(43,236)	138
Net Gain (Loss) on Investment	(21,951)	40	(17,499)	(751)
Increase (decrease) in net assets from operations	(23,133)	219	(18,929)	(855)
Increase (decrease) in net assets from contract transactions	110,939	(7,290)	(41,137)	1,315
Total increase (decrease) in net assets	87,806	(7,071)	(60,066)	460
Net Assets as of December 31, 2011	$ 217,168	$ 4,752	$ 122,447	$ 1,543

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2010 and 2011, Except as Noted

	ProFund VP Short International	Access VP High Yield	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$ 212	$ 2,734	$ -	$ -

Investment Income:
Dividends	-	352	-	-
Investment Expenses:
Mortality and expense risk and other charges	105	23	-	-
Net investment income (loss)	(105)	329	-	-
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	1,717	182	-	-
Net realized capital gains (losses) on investments	1,717	182	-	-
Net change in unrealized appreciation/depreciation	(680)	(185)	-	-
Net Gain (Loss) on Investment	1,037	(3)	-	-
Increase (decrease) in net assets from operations	932	326	-	-
Increase (decrease) in net assets from contract transactions	12,743	792	-	-
Total increase (decrease) in net assets	13,675	1,118	-	-
Net Assets as of December 31, 2010	$ 13,887	$ 3,852	$ -	$ -

Investment Income:
Dividends	-	49	-	284
Investment Expenses:
Mortality and expense risk and other charges	80	50	11	102
Net investment income (loss)	(80)	(1)	(11)	182
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	146	-	-
Realized gain (loss) on investments	(1,805)	(45)	47	(9)
Net realized capital gains (losses) on investments	(1,805)	101	47	(9)
Net change in unrealized appreciation/depreciation	684	(42)	126	(833)
Net Gain (Loss) on Investment	(1,121)	59	173	(842)
Increase (decrease) in net assets from operations	(1,201)	58	162	(660)
Increase (decrease) in net assets from contract transactions	(12,325)	2,239	3,875	11,622
Total increase (decrease) in net assets	(13,526)	2,297	4,037	10,962
Net Assets as of December 31, 2011	$ 361	$ 6,149	$ 4,037	$ 10,962

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

1	Organization and Summary of Significant Accounting Policies
Organization

The TFLIC Series Life Account (the Separate Account) is a segregated investment account of Transamerica  Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.  The Separate Account consists of multiple investment subaccounts.  Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund.  Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.  Activity in these specified investment subaccounts is available to contact owners of TFLIC Financial Freedom Builder, TFLIC Freedom Elite builder, TFLIC Freedom Elite Builder II, and TFLIC Freedom Wealth Protector.

Subaccount Investment by Mutual Fund:
	Subaccount	Mutual Fund
	Transamerica Series Trust - Initial Class	Transamerica Series Trust - Initial Class
	Transamerica JPMorgan Core Bond VP	Transamerica JPMorgan Core Bond VP
	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Conservative VP
	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Growth VP
	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate VP
	Transamerica MFS International Equity VP	Transamerica MFS International Equity VP
	Transamerica Clarion Global Real Estate Securities VP	Transamerica Clarion Global Real Estate Securities VP
	Transamerica JPMorgan Tactical Allocation VP	Transamerica JPMorgan Tactical Allocation VP
	Transamerica International Moderate Growth VP	Transamerica International Moderate Growth Fund VP
	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Mid Cap Value VP
	Transamerica JPMorgan Enhanced Index VP	Transamerica JPMorgan Enhanced Index VP
	Transamerica BlackRock Large Cap Value VP	Transamerica BlackRock Large Cap Value VP
	Transamerica AEGON High Yield Bond VP	Transamerica AEGON High Yield Bond VP
	Transamerica PIMCO Total Return VP	Transamerica PIMCO Total Return VP
	Transamerica Morgan Stanley Capital Growth VP	Transamerica Morgan Stanley Capital Growth VP
	Transamerica T. Rowe Price Small Cap VP	Transamerica T. Rowe Price Small Cap VP
	Transamerica Third Avenue Value VP	Transamerica Third Avenue Value VP
	Transamerica Multi-Managed Balanced VP	Transamerica Multi-Managed Balanced VP
	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica AllianceBernstein Dynamic Allocation VP
	Transamerica WMC Diversified Growth VP	Transamerica WMC Diversified Growth VP
	Transamerica AEGON Money Market VP	Transamerica AEGON Money Market VP
	Transamerica Systematic Small/Mid-Cap Value VP	Transamerica Systematic Small/Mid-Cap Value VP
	Transamerica AEGON U.S. Government Securities VP	Transamerica AEGON U.S. Government Securities VP
	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Morgan Stanley Mid-Cap Growth VP
	Transamerica Index 50 VP	Transamerica Index 50 VP
	Transamerica Index 75 VP	Transamerica Index 75 VP
	Transamerica Efficient Markets VP	Transamerica Efficient Markets VP
	Transamerica Hanlon Balanced VP	Transamerica Hanlon Balanced VP
	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth & Income VP
	Transamerica Hanlon Growth VP	Transamerica Hanlon Growth VP
	Transamerica Hanlon Income VP	Transamerica Hanlon Income VP
	Transamerica Multi Managed Large Cap Core VP	Transamerica Multi Managed Large Cap Core VP
	Transamerica Janus Balanced VP	Transamerica Janus Balanced VP

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)
Subaccount Investment by Mutual Fund (continued):
	Subaccount	Mutual Fund
	Transamerica Series Trust - Initial Class	Transamerica Series Trust - Initial Class
	Transamerica Jennison Growth VP	Transamerica Jennison Growth VP
	Transamerica AEGON Active Asset Allocation - Conservative VP	Transamerica AEGON Active Asset Allocation - Conservative VP
	Transamerica AEGON Active Asset Allocation - Moderate VP	Transamerica AEGON Active Asset Allocation - Moderate VP
	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica AEGON Active Asset Allocation - Moderate Growth VP
	Transamerica BlackRock Global Allocation VP	Transamerica BlackRock Global Allocation VP
	Transamerica BlackRock Tactical Allocation VP	Transamerica BlackRock Tactical Allocation VP
	Fidelity® Variable Insurance Products Fund - Service Class 2	Fidelity® Variable Insurance Products Fund - Service Class 2
	Fidelity VIP Contrafund®	Fidelity VIP Contrafund® Portfolio
	Fidelity VIP Equity-Income	Fidelity VIP Equity-Income Portfolio
	Fidelity VIP Growth Opportunities	Fidelity VIP Growth Opportunities Portfolio
	Fidelity VIP Index 500	Fidelity VIP Index 500 Portfolio
	ProFunds Trust	ProFunds Trust
	ProFund VP Bull	ProFund VP Bull
	ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
	ProFund VP Small-Cap	ProFund VP Small-Cap
	ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
	ProFund VP Money Market	ProFund VP Money Market
	ProFund VP Europe 30	ProFund VP Europe 30
	ProFund VP Oil & Gas	ProFund VP Oil & Gas
	ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
	ProFund VP Utilities	ProFund VP Utilities
	ProFund VP Consumer Services	ProFund VP Consumer Services
	ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
	ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
	ProFund VP Falling US Dollar	ProFund VP Falling US Dollar
	ProFund VP Emerging Markets	ProFund VP Emerging Markets
	ProFund VP International	ProFund VP International
	ProFund VP Asia 30	ProFund VP Asia 30
	ProFund VP Japan	ProFund VP Japan
	ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
	ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
	ProFund VP Basic Materials	ProFund VP Basic Materials
	ProFund VP Financials	ProFund VP Financials
	ProFund VP Precious Metals	ProFund VP Precious Metals
	ProFund VP Telecommunications	ProFund VP Telecommunications
	ProFund VP Mid-Cap	ProFund VP Mid-Cap
	ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
	ProFund VP Short International	ProFund VP Short International

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)
Subaccount Investment by Mutual Fund (continued):
	Subaccount	Mutual Fund
	Access One Trust	Access One Trust
	Access VP High Yield	Access VP High Yield Fund
	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Franklin Templeton VIP Founding Funds Allocation	Franklin Templeton VIP Founding Funds Allocation Fund
	AllianceBernstein Variable Products Series Fund	AllianceBernstein Variable Products Series Fund
	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Balanced Wealth Strategy Portfolio

Each period reported on reflects a full twelve month period except as follows:
	Subaccount		Inception Date
	Transamerica BlackRock Global Allocation VP		May 19, 2011
	Transamerica BlackRock Tactical Allocation VP		May 19, 2011
	Transamerica AEGON Active Asset Allocation - Conservative VP		April 29, 2011
	Transamerica AEGON Active Asset Allocation - Moderate VP		April 29, 2011
	Transamerica AEGON Active Asset Allocation - Moderate Growth VP		April 29, 2011
	Transamerica Jennison Growth VP		April 29, 2010
	Transamerica Janus Balanced VP		July 1, 2009
	Transamerica Efficient Markets VP		May 1, 2009
	Transamerica Hanlon Balanced VP		May 1, 2009
	Transamerica Hanlon Growth & Income VP		May 1, 2009
	Transamerica Hanlon Growth VP		May 1, 2009
	Transamerica Hanlon Income VP		May 1, 2009
	Transamerica Multi Managed Large Cap Core VP		May 1, 2009
	Franklin Templeton VIP Founding Funds Allocation		May 1, 2009
	AllianceBernstein Balanced Wealth Strategy		May 1, 2009
	Transamerica Index 50 VP		May 1, 2008
	Transamerica Index 75 VP		May 1, 2008
	ProFund VP Europe 30		February 28, 2008
	ProFund VP Oil & Gas		February 28, 2008
	ProFund VP Ultra Small-Cap		February 28, 2008
	ProFund VP Utilities		February 28, 2008
	ProFund VP Consumer Services		February 28, 2008
	ProFund VP Pharmaceuticals		February 28, 2008
	ProFund VP Small-Cap Value		February 28, 2008
	ProFund VP Falling US Dollar		February 28, 2008
	ProFund VP Emerging Markets		February 28, 2008
	ProFund VP International		February 28, 2008
	ProFund VP Asia 30		February 28, 2008
	ProFund VP Japan		February 28, 2008
	ProFund VP Short NASDAQ-100		February 28, 2008
	ProFund VP U.S. Government Plus		February 28, 2008
	ProFund VP Basic Materials		February 28, 2008
	ProFund VP Financials		February 28, 2008

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

1.	Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows:
	Subaccount	Inception Date
	ProFund VP Precious Metals	February 28, 2008
	ProFund VP Telecommunications	February 28, 2008
	ProFund VP Mid-Cap	February 28, 2008
	ProFund VP Short Emerging Markets	February 28, 2008
	ProFund VP Short International	February 28, 2008
	Access VP High Yield	February 28, 2008

The following Mutual Fund name changes were made effective during the fiscal year ended December 31, 2011:
	Mutual Fund	Formerly
	Transamerica JPMorgan Tactical Allocation VP	Transamerica Federated Market Opportunities VP
	Transamerica Morgan Stanley Capital Growth VP	Transamerica Focus VP
	Transamerica Multi-Managed Balanced VP	Transamerica Balanced VP
	Transamerica AEGON Money Market VP	Transamerica Money Market VP
	Transamerica Systematic Small/Mid-Cap Value VP	Transamerica Small/Mid-Cap Value VP
	Transamerica AEGON U.S. Government Securities VP	Transamerica U.S. Government Securities VP
	Transamerica Hanlon Income VP	Transamerica Hanlon Managed Income VP
	Transamerica Janus Balanced VP	Transamerica Foxhall Global Hard Asset VP

The following Mutual Fund mergers were made effective during the fiscal year ended December 31, 2011:
	Mutual Fund	Formerly
	Transamerica WMC Diversified Growth VP	Transamerica Diversified Equity VP
	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Growth Opportunities VP
	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP
	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica Foxhall Global Growth VP
	Transamerica AEGON Active Asset Allocation - Conservative VP	Transamerica Foxhall Global Conservative VP

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2011.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.
Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

2.	Investments
	The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2011 were as follows:
	Subaccount	Purchases	Sales
	Transamerica JPMorgan Core Bond VP	$ 274,919	$ 160,847
	Transamerica Asset Allocation - Conservative VP	112,803	102,280
	Transamerica Asset Allocation - Growth VP	1,611,660	1,321,233
	Transamerica Asset Allocation - Moderate Growth VP	1,683,199	928,198
	Transamerica Asset Allocation - Moderate VP	386,221	357,250
	Transamerica MFS International Equity VP	140,839	186,930
	Transamerica Clarion Global Real Estate Securities VP	235,018	244,835
	Transamerica JPMorgan Tactical Allocation VP	263,044	99,682
	Transamerica International Moderate Growth VP	243,848	93,308
	Transamerica JPMorgan Mid Cap Value VP	3,154	25,811
	Transamerica JPMorgan Enhanced Index VP	57,758	21,856
	Transamerica BlackRock Large Cap Value VP	416,515	134,459
	Transamerica AEGON High Yield Bond VP	167,929	134,974
	Transamerica PIMCO Total Return VP	92,442	75,225
	Transamerica Morgan Stanley Capital Growth VP	354,896	305,274
	Transamerica T. Rowe Price Small Cap VP	597,150	795,689
	Transamerica Third Avenue Value VP	522,270	467,557
	Transamerica Multi-Managed Balanced VP	159,868	143,975
	Transamerica AllianceBernstein Dynamic Allocation VP	14,182	17,190
	Transamerica WMC Diversified Growth VP	2,994,584	794,230
	Transamerica AEGON Money Market VP	350,885	564,397
	Transamerica Systematic Small/Mid-Cap Value VP	666,983	417,416
	Transamerica AEGON U.S. Government Securities VP	170,608	94,716
	Transamerica Morgan Stanley Mid-Cap Growth VP	3,087,284	824,313
	Transamerica Index 50 VP	1,239	223
	Transamerica Index 75 VP	9,921	6,921
	Transamerica Efficient Markets VP	23,170	9,842
	Transamerica Hanlon Balanced VP	80,988	77,511
	Transamerica Hanlon Growth & Income VP	76,837	34,135
	Transamerica Hanlon Growth VP	126,748	189,968
	Transamerica Hanlon Income VP	161,906	177,328
	Transamerica Multi Managed Large Cap Core VP	53,650	43,698
	Transamerica Janus Balanced VP	78,799	73,078
	Transamerica Jennison Growth VP	340,978	136,206
	Transamerica AEGON Active Asset Allocation - Conservative VP	47,293	2,040

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

2.	Investments (continued)
	Subaccount	Purchases	Sales
	Transamerica AEGON Active Asset Allocation - Moderate VP	$ 5,216	$ 120
	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	817,142	2,475
	Transamerica BlackRock Global Allocation VP	37,165	14,948
	Transamerica BlackRock Tactical Allocation VP	33,232	11,828
	Fidelity VIP Contrafund®	23,855	46,231
	Fidelity VIP Equity-Income	24,227	66,568
	Fidelity VIP Growth Opportunities	12,023	20,611
	Fidelity VIP Index 500	90,799	66,788
	ProFund VP Bull	55,948	62,569
	ProFund VP NASDAQ-100	243,239	26,480
	ProFund VP Small-Cap	229,156	199,517
	ProFund VP Short Small-Cap	216,574	219,078
	ProFund VP Money Market	830,623	791,857
	ProFund VP Europe 30	9,977	3,918
	ProFund VP Oil & Gas	194,778	139,027
	ProFund VP UltraSmall-Cap	437,024	413,467
	ProFund VP Utilities	123,166	61,052
	ProFund VP Consumer Services	52,436	27,244
	ProFund VP Pharmaceuticals	30,055	6,417
	ProFund VP Small-Cap Value	12,103	19,699
	ProFund VP Falling US Dollar	41,557	35,491
	ProFund VP Emerging Markets	213,385	725,485
	ProFund VP International	14,591	16,774
	ProFund VP Asia 30	75,216	42,894
	ProFund VP Japan	141,281	86,393
	ProFund VP Short NASDAQ-100	141,359	130,245
	ProFund VP U.S. Government Plus	189,336	118,809
	ProFund VP Basic Materials	72,206	168,022
	ProFund VP Financials	39,384	31,589
	ProFund VP Precious Metals	694,635	582,538
	ProFund VP Telecommunications	10,481	17,592
	ProFund VP Mid-Cap	144,752	171,661
	ProFund VP Short Emerging Markets	169,857	168,647
	ProFund VP Short International	151,913	164,318
	Access VP High Yield	6,203	3,817
	Franklin Templeton VIP Founding Funds Allocation	10,270	6,406
	AllianceBernstein Balanced Wealth Strategy	19,138	7,336

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

3. Change in Units (Header used for all titles on this tab)
The changes in units outstanding were as follows:
	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Transamerica JPMorgan Core Bond VP	16,774	(11,530)	5,244	6,151	(5,888)	263
Transamerica Asset Allocation - Conservative VP	9,426	(9,462)	(36)	8,633	(9,327)	(694)
Transamerica Asset Allocation - Growth VP	210,692	(192,669)	18,023	243,698	(199,983)	43,715
Transamerica Asset Allocation - Moderate Growth VP	195,809	(157,701)	38,108	220,763	(174,769)	45,994
Transamerica Asset Allocation - Moderate VP	42,973	(44,802)	(1,829)	54,886	(56,402)	(1,516)
Transamerica MFS International Equity VP	18,259	(22,174)	(3,915)	22,681	(20,758)	1,923
Transamerica Clarion Global Real Estate Securities VP	9,325	(11,344)	(2,019)	8,241	(8,855)	(614)
Transamerica JPMorgan Tactical Allocation VP	18,945	(9,659)	9,286	7,045	(7,756)	(711)
Transamerica International Moderate Growth VP	30,283	(16,735)	13,548	28,041	(25,164)	2,877
Transamerica JPMorgan Mid Cap Value VP	-	(1,229)	(1,229)	-	(2,236)	(2,236)
Transamerica JPMorgan Enhanced Index VP	4,752	(1,961)	2,791	906	(317)	589
Transamerica BlackRock Large Cap Value VP	32,909	(14,051)	18,858	33,274	(10,772)	22,502
Transamerica AEGON High Yield Bond VP	11,848	(10,614)	1,234	3,184	(2,638)	546
Transamerica PIMCO Total Return VP	6,689	(5,932)	757	6,715	(7,931)	(1,216)
Transamerica Morgan Stanley Capital Growth VP	25,348	(22,453)	2,895	19,227	(17,307)	1,920
Transamerica T. Rowe Price Small Cap VP	48,426	(61,532)	(13,106)	40,284	(20,752)	19,532
Transamerica Third Avenue Value VP	21,871	(22,541)	(670)	13,961	(25,972)	(12,011)
Transamerica Multi-Managed Balanced VP	13,859	(13,532)	327	54,513	(7,688)	46,825
Transamerica AllianceBernstein Dynamic Allocation VP	1,039	(1,211)	(172)	715	(334)	381
Transamerica WMC Diversified Growth VP	262,944	(100,691)	162,253	96,850	(122,225)	(25,375)
Transamerica AEGON Money Market VP	38,117	(55,097)	(16,980)	108,492	(103,751)	4,741
Transamerica Systematic Small/Mid-Cap Value VP	40,885	(28,145)	12,740	41,919	(25,209)	16,710
Transamerica AEGON U.S. Government Securities VP	14,590	(9,374)	5,216	7,208	(5,863)	1,345
Transamerica Morgan Stanley Mid-Cap Growth VP	243,773	(74,934)	168,839	78,816	(68,178)	10,638
Transamerica Index 50 VP	115	(45)	70	241	(15)	226
Transamerica Index 75 VP	925	(695)	230	1,998	(346)	1,652

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

3. Change in Units (continued)
The changes in units outstanding were as follows:
	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Transamerica Efficient Markets VP	1,699	(710)	989	599	(11)	588
Transamerica Hanlon Balanced VP	8,818	(8,608)	210	8,940	(2,196)	6,744
Transamerica Hanlon Growth & Income VP	7,825	(3,969)	3,856	8,959	(1,607)	7,352
Transamerica Hanlon Growth VP	13,322	(18,679)	(5,357)	25,993	(24,889)	1,104
Transamerica Hanlon Income VP	17,935	(19,876)	(1,941)	44,469	(36,021)	8,448
Transamerica Multi Managed Large Cap Core VP	3,746	(3,116)	630	5,731	(215)	5,516
Transamerica Janus Balanced VP	8,638	(7,951)	687	13,676	(8,108)	5,568
Transamerica Jennison Growth VP	31,665	(13,543)	18,122	14,445	(1,336)	13,109
Transamerica AEGON Active Asset Allocation - Conservative VP	4,840	(217)	4,623	-	-	-
Transamerica AEGON Active Asset Allocation - Moderate VP	547	(12)	535	-	-	-
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	87,917	(673)	87,244	-	-	-
Transamerica BlackRock Global Allocation VP	4,395	(2,048)	2,347	-	-	-
Transamerica BlackRock Tactical Allocation VP	3,474	(1,235)	2,239	-	-	-
Fidelity VIP Contrafund®	2,932	(4,544)	(1,612)	3,765	(3,571)	194
Fidelity VIP Equity-Income	2,641	(6,233)	(3,592)	2,706	(3,277)	(571)
Fidelity VIP Growth Opportunities	2,178	(3,139)	(961)	7,055	(8,352)	(1,297)
Fidelity VIP Index 500	7,371	(5,947)	1,424	4,389	(2,347)	2,042
ProFund VP Bull	5,542	(6,339)	(797)	807	(665)	142
ProFund VP NASDAQ-100	18,382	(2,344)	16,038	6,431	(5,690)	741
ProFund VP Small-Cap	23,273	(20,417)	2,856	35,260	(34,122)	1,138
ProFund VP Short Small-Cap	42,574	(43,315)	(741)	19,000	(15,548)	3,452
ProFund VP Money Market	84,759	(80,715)	4,044	55,352	(56,123)	(771)
ProFund VP Europe 30	1,225	(560)	665	79	(11)	68
ProFund VP Oil & Gas	24,069	(18,579)	5,490	9,900	(2,086)	7,814
ProFund VP UltraSmall-Cap	60,129	(57,871)	2,258	17,077	(16,837)	240
ProFund VP Utilities	13,953	(7,181)	6,772	7,757	(7,504)	253
ProFund VP Consumer Services	4,676	(2,407)	2,269	292	(12)	280

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

3. Change in Units (continued)
The changes in units outstanding were as follows:
	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Pharmaceuticals	2,839	(629)	2,210	198	(203)	(5)
ProFund VP Small-Cap Value	561	(1,251)	(690)	25,221	(34,313)	(9,092)
ProFund VP Falling US Dollar	4,658	(4,102)	556	300	(479)	(179)
ProFund VP Emerging Markets	38,276	(96,738)	(58,462)	84,962	(46,793)	38,169
ProFund VP International	1,782	(2,285)	(503)	3,956	(3,373)	583
ProFund VP Asia 30	6,976	(4,700)	2,276	3,459	(16,603)	(13,144)
ProFund VP Japan	24,612	(14,576)	10,036	792	(17)	775
ProFund VP Short NASDAQ-100	25,795	(23,726)	2,069	6,262	(3,511)	2,751
ProFund VP U.S. Government Plus	17,155	(11,871)	5,284	14,207	(10,395)	3,812
ProFund VP Basic Materials	8,566	(19,222)	(10,656)	19,216	(11,449)	7,767
ProFund VP Financials	5,885	(4,758)	1,127	2,022	(426)	1,596
ProFund VP Precious Metals	75,698	(63,002)	12,696	29,072	(29,058)	14
ProFund VP Telecommunications	1,000	(1,819)	(819)	233	(117)	116
ProFund VP Mid-Cap	13,479	(18,630)	(5,151)	27,662	(59,345)	(31,683)
ProFund VP Short Emerging Markets	30,584	(30,524)	60	14,331	(14,309)	22
ProFund VP Short International	20,958	(22,776)	(1,818)	14,130	(12,288)	1,842
Access VP High Yield	477	(314)	163	383	(331)	52
Franklin Templeton VIP Founding Funds Allocation	731	(436)	295	-	-	-
AllianceBernstein Balanced Wealth Strategy	1,363	(526)	837	-	-	-

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4.	Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance.
These charges are discussed in more detail in the individual's policy.  Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica JPMorgan Core Bond VP
	12/31/2011	33,394	$14.55	to	$12.84	$646,243	4.49%	0.75%	to	1.50%	6.73%	to	5.94%
	12/31/2010	28,150	13.64	to	12.12	516,307	5.94	0.75	to	1.50	7.44	to	6.64
	12/31/2009	27,887	12.69	to	11.37	480,815	4.52	0.75	to	1.50	8.77	to	7.96
	12/31/2008	26,452	11.67	to	10.53	420,947	4.44	0.75	to	1.50	4.80	to	5.29
	12/31/2007	24,032	11.14	to	15.26	366,738	5.25	0.75	to	0.90	6.14	to	5.98
Transamerica Asset Allocation - Conservative VP
	12/31/2011	39,020	13.59	to	13.81	592,707	2.74	0.75	to	1.50	1.89	to	1.14
	12/31/2010	39,056	13.33	to	13.65	583,045	3.21	0.75	to	1.50	8.12	to	7.32
	12/31/2009	39,750	12.33	to	12.72	549,683	4.51	0.75	to	1.50	24.29	to	23.37
	12/31/2008	44,489	9.92	to	10.31	495,589	3.42	0.75	to	1.50	(21.77)	to	3.10
	12/31/2007	30,234	12.68	to	14.27	431,147	2.61	0.75	to	0.90	5.59	to	5.43
Transamerica Asset Allocation - Growth VP
	12/31/2011	1,101,081	12.56	to	13.50	14,599,554	1.22	0.75	to	1.50	(6.12)	to	(6.81)
	12/31/2010	1,083,058	13.38	to	14.49	15,322,892	1.11	0.75	to	1.50	14.10	to	13.25
	12/31/2009	1,039,343	11.73	to	12.80	12,909,664	2.85	0.75	to	1.50	28.85	to	27.90
	12/31/2008	876,822	9.10	to	10.00	8,463,481	2.98	0.75	to	1.50	(40.09)	to	0.05
	12/31/2007	852,295	15.19	to	16.22	13,751,330	2.35	0.75	to	0.90	6.95	to	6.79

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2011	1,072,032	13.35	to	13.76	15,396,890	2.10	0.75	to	1.50	(2.74)	to	(3.46)
	12/31/2010	1,033,924	13.73	to	14.25	15,308,548	2.26	0.75	to	1.50	11.89	to	11.06
	12/31/2009	987,930	12.27	to	12.83	13,103,944	3.43	0.75	to	1.50	27.20	to	26.26
	12/31/2008	899,025	9.64	to	10.16	9,390,527	3.08	0.75	to	1.50	(33.27)	to	1.61
	12/31/2007	825,427	14.45	to	15.77	12,951,038	2.42	0.75	to	0.90	7.00	to	6.84
Transamerica Asset Allocation - Moderate VP
	12/31/2011	271,686	13.70	to	13.78	4,074,920	2.30	0.75	to	1.50	(0.16)	to	(0.90)
	12/31/2010	273,515	13.73	to	13.91	4,116,517	3.02	0.75	to	1.50	9.55	to	8.75
	12/31/2009	275,031	12.53	to	12.79	3,782,902	4.33	0.75	to	1.50	25.46	to	24.53
	12/31/2008	248,367	9.99	to	10.27	2,730,915	3.43	0.75	to	1.50	(26.52)	to	2.69
	12/31/2007	229,202	13.59	to	15.06	3,438,555	3.00	0.75	to	0.90	7.15	to	6.99
Transamerica MFS International Equity VP
	12/31/2011	110,232	8.37	to	13.30	1,155,020	1.23	0.75	to	1.50	(10.73)	to	(11.38)
	12/31/2010	114,147	9.37	to	15.01	1,344,108	1.40	0.75	to	1.50	9.67	to	8.86
	12/31/2009	112,224	8.55	to	13.79	1,209,324	2.81	0.75	to	1.50	31.70	to	30.72
	12/31/2008	104,291	8.19	to	10.55	854,642	5.33	0.75	to	1.50	(35.10)	to	5.46
	12/31/2007	117,484	12.78	to	12.78	1,501,251	1.00	0.90	to	0.90	8.17	to	8.17

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4.	Financial Highlights (continued)
	Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

	Transamerica Clarion Global Real Estate Securities VP
		12/31/2011	30,009	$13.52	to	$14.17	$802,288	7.00%	0.75%	to	1.50%	(6.44)%	to	(7.13)%
		12/31/2010	32,028	14.45	to	15.25	924,864	6.10	0.75	to	1.50	14.81	to	13.96
		12/31/2009	32,642	12.59	to	13.38	818,354	-	0.75	to	1.50	32.42	to	31.45
		12/31/2008	31,488	9.51	to	10.18	603,116	6.63	0.75	to	1.50	(42.81)	to	1.82
		12/31/2007	43,659	16.62	to	34.54	1,470,074	7.41	0.75	to	0.90	(7.40)	to	(7.54)
	Transamerica JPMorgan Tactical Allocation VP
		12/31/2011	60,495	10.87	to	11.36	1,142,401	1.75	0.75	to	1.50	2.86	to	2.10
		12/31/2010	51,209	10.57	to	11.12	958,975	3.77	0.75	to	1.50	(0.85)	to	(1.59)
		12/31/2009	51,920	10.66	to	11.30	982,925	3.21	0.75	to	1.50	3.42	to	2.65
		12/31/2008	54,228	10.31	to	11.01	991,954	4.60	0.75	to	1.50	(5.24)	to	10.12
		12/31/2007	55,005	10.88	to	19.45	1,064,809	3.76	0.75	to	0.90	(1.22)	to	(1.37)
	Transamerica International Moderate Growth VP
		12/31/2011	109,750	9.21	to	13.30	1,018,310	2.09	0.75	to	1.50	(8.06)	to	(8.74)
		12/31/2010	96,202	10.02	to	14.57	964,592	2.75	0.75	to	1.50	9.68	to	8.87
		12/31/2009	93,325	9.14	to	13.38	849,342	2.76	0.75	to	1.50	28.73	to	27.78
		12/31/2008	76,339	7.10	to	10.47	540,139	2.31	0.75	to	1.50	(36.60)	to	4.73
		12/31/2007	91,478	11.20	to	11.17	1,021,913	1.27	0.75	to	0.90	7.88	to	7.72

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica JPMorgan Mid Cap Value VP
	12/31/2011	14,456	14.64	to	18.77	271,345	1.11	0.75	to	0.90	1.26	to	1.11
	12/31/2010	15,685	14.46	to	18.56	291,197	1.83	0.75	to	0.90	22.07	to	21.89
	12/31/2009	17,921	11.84	to	15.23	272,948	1.83	0.75	to	0.90	25.47	to	25.28
	12/31/2008	19,012	9.44	to	12.16	231,131	1.44	0.75	to	0.90	(33.38)	to	(33.48)
	12/31/2007	21,886	14.17	to	18.28	400,003	1.00	0.75	to	0.90	2.06	to	1.91
Transamerica JPMorgan Enhanced Index VP
	12/31/2011	9,043	12.14	to	13.95	113,548	1.31	0.75	to	1.50	(0.01)	to	(0.75)
	12/31/2010	6,252	12.14	to	14.05	78,811	1.35	0.75	to	1.50	14.32	to	13.47
	12/31/2009	5,663	10.62	to	12.39	62,540	2.08	0.75	to	1.50	28.63	to	27.68
	12/31/2008	4,645	8.26	to	9.70	39,934	5.91	0.75	to	1.50	(37.82)	to	(3.00)
	12/31/2007	4,169	13.28	to	13.85	57,746	1.78	0.75	to	0.90	3.76	to	3.60
Transamerica BlackRock Large Cap Value VP
	12/31/2011	73,889	12.95	to	12.67	1,110,659	1.72	0.75	to	1.50	1.97	to	1.22
	12/31/2010	55,031	12.70	to	12.52	815,766	0.85	0.75	to	1.50	9.62	to	8.81
	12/31/2009	32,529	11.58	to	11.50	440,787	1.43	0.75	to	1.50	13.14	to	12.31
	12/31/2008	29,220	10.24	to	10.24	350,267	0.96	0.75	to	1.50	(34.38)	to	2.42
	12/31/2007	26,750	15.60	to	18.38	489,277	1.01	0.75	to	0.90	3.85	to	3.70
Transamerica AEGON High Yield Bond VP
	12/31/2011	7,511	14.63	to	16.46	123,183	8.49	0.75	to	1.50	3.99	to	3.22
	12/31/2010	6,277	14.07	to	15.95	99,214	14.53	0.75	to	1.50	11.60	to	10.78
	12/31/2009	5,731	12.61	to	14.40	81,663	10.90	0.75	to	1.50	46.14	to	45.06
	12/31/2008	1,871	8.63	to	9.92	18,288	9.89	0.75	to	1.50	(25.76)	to	(0.76)
	12/31/2007	1,611	11.62	to	13.28	21,248	8.58	0.75	to	0.90	1.09	to	0.94

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4.	Financial Highlights (continued)
	Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

	Transamerica PIMCO Total Return VP
		12/31/2011	12,281	$14.23	to	$13.22	$191,856	2.27%	0.75%	to	1.50%	5.48%	to	4.70%
		12/31/2010	11,524	13.50	to	12.62	172,534	4.36	0.75	to	1.50	6.40	to	5.61
		12/31/2009	12,740	12.68	to	11.95	177,274	6.13	0.75	to	1.50	15.17	to	14.32
		12/31/2008	10,652	11.01	to	10.45	129,654	6.42	0.75	to	1.50	(3.52)	to	4.55
		12/31/2007	4,716	11.41	to	12.85	60,477	2.51	0.75	to	0.90	8.13	to	7.97
	Transamerica Morgan Stanley Capital Growth VP
		12/31/2011	76,621	12.68	to	14.45	1,229,846	-	0.75	to	1.50	(6.51)	to	(7.20)
		12/31/2010	73,726	13.57	to	15.57	1,269,291	0.86	0.75	to	1.50	26.49	to	25.55
		12/31/2009	71,806	10.73	to	12.40	979,853	2.62	0.75	to	1.50	26.96	to	26.02
		12/31/2008	71,722	8.45	to	9.84	771,255	2.13	0.75	to	1.50	(36.84)	to	(1.58)
		12/31/2007	69,963	13.38	to	17.07	1,194,190	1.34	0.75	to	0.90	0.28	to	0.13
	Transamerica T. Rowe Price Small Cap VP
		12/31/2011	56,424	16.36	to	18.19	925,385	-	0.75	to	1.50	0.94	to	0.19
		12/31/2010	69,530	16.21	to	18.16	1,128,179	-	0.75	to	1.50	33.42	to	32.44
		12/31/2009	49,998	12.15	to	13.71	608,667	-	0.75	to	1.50	37.67	to	36.65
		12/31/2008	52,086	8.82	to	10.03	461,216	1.71	0.75	to	1.50	(36.73)	to	0.31
		12/31/2007	33,344	13.94	to	14.02	467,370	-	0.75	to	0.90	8.79	to	8.63

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Third Avenue Value VP
	12/31/2011	67,108	11.75	to	12.40	1,578,506	4.84	0.75	to	1.50	(14.97)	to	(15.60)
	12/31/2010	67,778	13.81	to	14.69	1,879,060	2.97	0.75	to	1.50	14.58	to	13.73
	12/31/2009	79,789	12.06	to	12.92	1,922,551	-	0.75	to	1.50	33.87	to	32.89
	12/31/2008	77,525	9.01	to	9.72	1,400,148	5.11	0.75	to	1.50	(41.59)	to	(2.77)
	12/31/2007	68,092	15.42	to	31.98	2,129,134	4.03	0.75	to	0.90	0.44	to	0.29
Transamerica Multi-Managed Balanced VP
	12/31/2011	51,746	15.15	to	15.50	840,309	2.31	0.75	to	1.50	3.26	to	2.50
	12/31/2010	51,419	14.67	to	15.12	809,942	0.67	0.75	to	1.50	23.20	to	22.29
	12/31/2009	4,594	11.91	to	12.37	58,735	1.78	0.75	to	1.50	25.36	to	24.43
	12/31/2008	4,249	9.50	to	9.94	43,338	1.91	0.75	to	1.50	(32.91)	to	(0.61)
	12/31/2007	4,324	14.16	to	15.28	65,998	1.08	0.75	to	0.90	12.76	to	12.59
Transamerica AllianceBernstein Dynamic Allocation VP
	12/31/2011	2,798	13.25	to	14.19	41,291	0.80	0.75	to	1.50	1.06	to	0.31
	12/31/2010	2,970	13.12	to	14.14	43,869	5.53	0.75	to	1.50	8.48	to	7.68
	12/31/2009	2,589	12.09	to	13.14	35,635	3.87	0.75	to	1.50	30.32	to	29.36
	12/31/2008	2,376	9.28	to	10.15	25,127	4.98	0.75	to	1.50	(37.34)	to	1.54
	12/31/2007	3,192	14.81	to	16.94	53,704	1.79	0.75	to	0.90	17.75	to	17.57
Transamerica WMC Diversified Growth VP
	12/31/2011	787,170	12.40	to	13.46	10,958,246	0.37	0.75	to	1.50	(4.45)	to	(5.15)
	12/31/2010	624,917	12.98	to	14.19	9,120,447	0.54	0.75	to	1.50	16.93	to	16.07
	12/31/2009	650,292	11.10	to	12.22	8,131,239	0.98	0.75	to	1.50	28.23	to	27.29
	12/31/2008	652,387	8.65	to	9.60	6,370,915	0.23	0.75	to	1.50	(46.41)	to	(3.98)
	12/31/2007	671,697	16.15	to	18.26	12,259,858	0.02	0.75	to	0.90	15.41	to	15.24

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica AEGON Money Market VP
	12/31/2011	65,717	$11.03	to	$9.58	$790,963	0.01%	0.75%	to	1.50%	(0.74)%	to	(1.47)%
	12/31/2010	82,697	11.11	to	9.72	1,004,474	-	0.75	to	1.50	(0.74)	to	(1.47)
	12/31/2009	77,956	11.20	to	9.87	958,856	0.16	0.75	to	1.50	(0.62)	to	(1.35)
	12/31/2008	139,147	11.26	to	10.00	1,713,384	2.11	0.75	to	1.50	1.63	to	0.00
	12/31/2007	43,578	11.08	to	12.26	532,627	4.89	0.75	to	0.90	4.24	to	4.09
Transamerica Systematic Small/Mid-Cap Value VP
	12/31/2011	77,764	19.12	to	17.66	1,493,124	0.16	0.75	to	1.50	(3.38)	to	(4.09)
	12/31/2010	65,024	19.79	to	18.42	1,298,555	0.92	0.75	to	1.50	29.44	to	28.49
	12/31/2009	48,314	15.29	to	14.33	747,842	3.34	0.75	to	1.50	42.15	to	41.10
	12/31/2008	37,011	10.76	to	10.16	403,712	1.94	0.75	to	1.50	(41.31)	to	1.58
	12/31/2007	23,771	18.33	to	18.64	442,320	0.99	0.75	to	0.90	23.81	to	23.62
Transamerica AEGON U.S. Government Securities VP
	12/31/2011	9,388	13.43	to	11.83	134,020	3.45	0.75	to	1.50	6.81	to	6.02
	12/31/2010	4,172	12.57	to	11.16	56,433	4.24	0.75	to	1.50	3.63	to	2.86
	12/31/2009	2,827	12.13	to	10.85	37,166	2.01	0.75	to	1.50	3.69	to	2.92
	12/31/2008	18,709	11.70	to	10.54	225,462	1.43	0.75	to	1.50	6.86	to	5.41
	12/31/2007	837	10.95	to	11.91	9,968	4.45	0.75	to	0.90	5.25	to	5.10

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Morgan Stanley Mid-Cap Growth VP
	12/31/2011	531,281	16.21	to	18.65	7,246,286	0.30	0.75	to	1.50	(7.40)	to	(8.09)
	12/31/2010	362,442	17.51	to	20.29	5,336,439	0.12	0.75	to	1.50	32.90	to	31.92
	12/31/2009	351,804	13.17	to	15.38	3,899,954	-	0.75	to	1.50	59.36	to	58.19
	12/31/2008	345,140	8.27	to	9.72	2,404,313	2.11	0.75	to	1.50	(46.69)	to	(2.76)
	12/31/2007	349,592	15.50	to	13.05	4,572,370	-	0.75	to	0.90	21.62	to	21.43
	Transamerica Index 50 VP
	12/31/2011	296	10.60	to	13.22	3,511	1.25	0.75	to	1.50	0.81	to	0.07
	12/31/2010	226	10.51	to	13.21	2,529	2.63	0.75	to	1.50	10.25	to	9.43
	12/31/2009	-	9.54	to	12.07	-	-	0.75	to	1.50	15.75	to	14.90
	12/31/2008 (1)	-	8.24	to	10.51	-	-	0.75	to	1.50	(17.61)	to	5.07
	Transamerica Index 75 VP
	12/31/2011	1,882	9.87	to	13.68	19,088	1.53	0.75	to	1.50	(1.59)	to	(2.32)
	12/31/2010	1,652	10.03	to	14.01	16,779	0.82	0.75	to	1.50	12.31	to	11.48
	12/31/2009	-	8.93	to	12.57	-	-	0.75	to	1.50	22.76	to	21.85
	12/31/2008 (1)	-	7.27	to	10.31	-	-	0.75	to	1.50	(27.27)	to	3.13
Transamerica Efficient Markets VP
	12/31/2011	1,577	13.22	to	12.96	20,753	0.73	0.75	to	1.50	(2.65)	to	(3.37)
	12/31/2010	588	13.58	to	13.41	7,992	-	0.75	to	1.50	11.84	to	11.01
	12/31/2009 (1)	-	12.14	to	12.08	-	-	0.75	to	1.50	21.42	to	20.82
Transamerica Hanlon Balanced VP
	12/31/2011	15,181	10.46	to	10.26	158,417	1.35	0.75	to	1.50	(3.92)	to	(4.62)
	12/31/2010	14,971	10.89	to	10.76	162,788	0.37	0.75	to	1.50	(4.00)	to	(4.71)
	12/31/2009 (1)	8,227	11.34	to	11.29	93,269	-	0.75	to	1.50	13.43	to	12.87

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Hanlon Growth & Income VP
	12/31/2011	17,314	$10.21	to	$10.01	$175,846	1.44%	0.75%	to	1.50%	(7.84)%	to	(8.52)%
	12/31/2010	13,458	11.08	to	10.94	148,713	0.64	0.75	to	1.50	(2.58)	to	(3.30)
	12/31/2009 (1)	6,106	11.37	to	11.32	69,381	-	0.75	to	1.50	13.73	to	13.17
Transamerica Hanlon Growth VP
	12/31/2011	25,460	9.97	to	9.77	252,590	1.44	0.75	to	1.50	(12.03)	to	(12.68)
	12/31/2010	30,817	11.33	to	11.19	348,248	0.88	0.75	to	1.50	(1.18)	to	(1.91)
	12/31/2009 (1)	29,713	11.46	to	11.41	340,349	-	0.75	to	1.50	14.63	to	14.06
Transamerica Hanlon Income VP
	12/31/2011	48,362	11.26	to	11.04	542,232	1.57	0.75	to	1.50	2.40	to	1.64
	12/31/2010	50,303	11.00	to	10.86	551,812	0.18	0.75	to	1.50	(0.36)	to	(1.09)
	12/31/2009 (1)	41,855	11.03	to	10.98	461,550	-	0.75	to	1.50	10.35	to	9.80
Transamerica Multi Managed Large Cap Core VP
	12/31/2011	8,493	15.15	to	14.85	128,303	0.76	0.75	to	1.50	(2.99)	to	(3.71)
	12/31/2010	7,863	15.62	to	15.43	122,605	0.57	0.75	to	1.50	18.28	to	17.41
	12/31/2009 (1)	2,347	13.20	to	13.14	30,961	0.53	0.75	to	1.50	32.05	to	31.39
Transamerica Janus Balanced VP
	12/31/2011	14,331	9.38	to	9.21	133,710	0.22	0.75	to	1.50	(11.27)	to	(11.92)
	12/31/2010	13,644	10.57	to	10.45	143,894	0.17	0.75	to	1.50	2.62	to	1.87
	12/31/2009 (1)	8,076	10.30	to	10.26	83,159	-	0.75	to	1.50	3.01	to	2.63

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Jennison Growth VP
	12/31/2011	31,231	10.64	to	10.51	331,508	0.12	0.75	to	1.50	(1.37)	to	(2.09)
	12/31/2010 (1)	13,109	10.79	to	10.73	141,252	0.07	0.75	to	1.50	7.86	to	7.32
Transamerica AEGON Active Asset Allocation - Conservative VP
	12/31/2011 (1)	4,623	9.87	to	9.82	45,569	-	0.75	to	1.50	(1.29)	to	(1.77)
Transamerica AEGON Active Asset Allocation - Moderate VP
	12/31/2011 (1)	535	9.66	to	9.61	5,156	-	0.75	to	1.50	(3.38)	to	(3.85)
Transamerica AEGON Active Asset Allocation - Moderate Growth VP
	12/31/2011 (1)	87,244	9.25	to	9.21	806,317	-	0.75	to	1.50	(7.46)	to	(7.91)
Transamerica BlackRock Global Allocation VP
	12/31/2011 (1)	2,347	9.28	to	9.24	21,772	-	0.75	to	1.50	(7.22)	to	(7.65)
Transamerica BlackRock Tactical Allocation VP
	12/31/2011 (1)	2,239	9.72	to	9.68	21,764	-	0.75	to	1.50	(2.77)	to	(3.21)
Fidelity VIP Contrafund®
	12/31/2011	32,800	13.01	to	13.01	426,754	0.77	0.90	to	0.90	(3.65)	to	(3.65)
	12/31/2010	34,412	13.50	to	13.50	464,687	1.05	0.90	to	0.90	15.88	to	15.88
	12/31/2009	34,218	11.65	to	11.65	398,724	1.23	0.90	to	0.90	34.26	to	34.26
	12/31/2008	32,649	8.68	to	8.68	283,363	0.83	0.90	to	0.90	(43.20)	to	(43.20)
	12/31/2007	30,977	15.28	to	15.28	473,371	0.77	0.90	to	0.90	16.25	to	16.25

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity VIP Equity-Income
	12/31/2011	21,198	$11.83	to	$11.83	$250,843	2.18%	0.90%	to	0.90%	(0.24)%	to	(0.24)%
	12/31/2010	24,790	11.86	to	11.86	294,052	1.65	0.90	to	0.90	13.89	to	13.89
	12/31/2009	25,361	10.41	to	10.41	264,131	2.17	0.90	to	0.90	28.73	to	28.73
	12/31/2008	24,179	8.09	to	8.09	195,628	2.38	0.90	to	0.90	(43.32)	to	(43.32)
	12/31/2007	23,486	14.28	to	14.28	335,274	1.63	0.90	to	0.90	0.36	to	0.36
Fidelity VIP Growth Opportunities
	12/31/2011	18,243	7.95	to	7.95	145,120	-	0.90	to	0.90	1.06	to	1.06
	12/31/2010	19,204	7.87	to	7.87	151,159	-	0.90	to	0.90	22.37	to	22.37
	12/31/2009	20,501	6.43	to	6.43	131,867	0.24	0.90	to	0.90	44.16	to	44.16
	12/31/2008	18,219	4.46	to	4.46	81,289	0.13	0.90	to	0.90	(55.54)	to	(55.54)
	12/31/2007	16,963	10.04	to	10.04	170,231	-	0.90	to	0.90	21.80	to	21.80
Fidelity VIP Index 500
	12/31/2011	14,973	12.17	to	13.75	184,856	1.82	0.75	to	1.50	1.03	to	0.28
	12/31/2010	13,549	12.05	to	13.71	163,832	1.97	0.75	to	1.50	13.88	to	13.03
	12/31/2009	11,507	10.58	to	12.13	121,683	2.76	0.75	to	1.50	25.36	to	24.43
	12/31/2008	7,082	8.44	to	9.75	59,819	1.58	0.75	to	1.50	(37.63)	to	(2.52)
	12/31/2007	8,360	13.53	to	13.56	113,384	1.97	0.75	to	0.90	4.39	to	4.24

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

	ProFund VP Bull
	12/31/2011	1,224	9.98	to	13.06	12,208	-	0.75	to	1.50	(0.74)	to	(1.47)
	12/31/2010	2,021	10.05	to	13.26	20,315	0.13	0.75	to	1.50	11.74	to	10.91
	12/31/2009	1,879	8.99	to	11.95	16,900	1.15	0.75	to	1.50	23.42	to	22.51
	12/31/2008	1,348	7.29	to	9.76	9,786	-	0.75	to	1.50	(38.13)	to	(2.42)
	12/31/2007	186	11.78	to	11.75	2,181	0.06	0.75	to	0.90	2.78	to	2.62
ProFund VP NASDAQ-100
	12/31/2011	20,147	13.60	to	16.13	272,275	-	0.75	to	1.50	0.70	to	(0.04)
	12/31/2010	4,109	13.50	to	16.14	55,172	-	0.75	to	1.50	17.36	to	16.50
	12/31/2009	3,368	11.50	to	13.85	38,552	-	0.75	to	1.50	50.88	to	49.76
	12/31/2008	5,045	7.62	to	9.25	38,336	-	0.75	to	1.50	(42.91)	to	(7.51)
	12/31/2007	696	13.36	to	13.33	9,280	-	0.75	to	0.90	16.74	to	16.57
	ProFund VP Small-Cap
	12/31/2011	6,713	10.16	to	14.21	68,437	-	0.75	to	1.50	(6.36)	to	(7.05)
	12/31/2010	3,857	10.85	to	15.29	41,625	-	0.75	to	1.50	23.86	to	22.95
	12/31/2009	2,719	8.76	to	12.44	23,699	-	0.75	to	1.50	25.13	to	24.21
	12/31/2008	13,360	7.00	to	10.01	93,250	0.22	0.75	to	1.50	(35.88)	to	0.14
	12/31/2007	904	10.92	to	10.90	9,852	0.34	0.75	to	0.90	(2.95)	to	(3.09)
ProFund VP Short Small-Cap
	12/31/2011	6,763	4.81	to	3.70	32,282	-	0.75	to	1.50	(9.77)	to	(10.43)
	12/31/2010	7,504	5.33	to	4.13	39,791	-	0.75	to	1.50	(29.47)	to	(30.00)
	12/31/2009	4,052	7.56	to	5.90	30,484	0.47	0.75	to	1.50	(32.88)	to	(33.37)
	12/31/2008	3,222	11.27	to	8.85	36,165	2.43	0.75	to	1.50	23.15	to	(11.49)
	12/31/2007	11,939	9.15	to	9.13	109,214	0.53	0.75	to	0.90	3.75	to	3.59

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4.	Financial Highlights (continued)
	Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

	ProFund VP Money Market
		12/31/2011	6,110	$10.28	to	$9.55	$62,483	0.02%	0.75%	to	1.50%	(0.72)%	to	(1.45)%
		12/31/2010	2,066	10.35	to	9.69	21,309	0.03	0.75	to	1.50	(0.72)	to	(1.46)
		12/31/2009	2,837	10.43	to	9.83	29,546	0.07	0.75	to	1.50	(0.71)	to	(1.45)
		12/31/2008	11,823	10.50	to	9.98	123,863	0.35	0.75	to	1.50	0.09	to	(0.25)
		12/31/2007	1,197	10.49	to	10.47	12,535	2.32	0.75	to	0.90	2.99	to	2.84
	ProFund VP Europe 30
		12/31/2011	816	7.28	to	11.97	6,415	0.74	0.75	to	1.50	(9.56)	to	(10.23)
		12/31/2010	151	8.05	to	13.33	1,442	1.23	0.75	to	1.50	1.87	to	1.12
		12/31/2009	83	7.90	to	13.19	650	6.56	0.75	to	1.50	31.31	to	30.34
		12/31/2008 (1)	-	6.01	to	10.12	-	-	0.75	to	1.50	(39.85)	to	1.17
	ProFund VP Oil & Gas
		12/31/2011	18,435	8.65	to	13.30	163,473	0.15	0.75	to	1.50	1.49	to	0.74
		12/31/2010	12,945	8.52	to	13.21	110,786	0.33	0.75	to	1.50	16.89	to	16.02
		12/31/2009	5,131	7.29	to	11.38	37,320	-	0.75	to	1.50	14.64	to	13.79
		12/31/2008 (1)	896	6.36	to	10.00	5,695	-	0.75	to	1.50	(36.41)	to	0.03
	ProFund VP UltraSmall-Cap
		12/31/2011	2,498	6.64	to	15.30	16,507	-	0.75	to	1.50	(19.44)	to	(20.03)
		12/31/2010	240	8.24	to	19.14	1,971	-	0.75	to	1.50	47.34	to	46.25
		12/31/2009	-	5.59	to	13.08	-	-	0.75	to	1.50	39.13	to	38.10
		12/31/2008 (1)	4,607	4.02	to	9.47	18,520	-	0.75	to	1.50	(59.81)	to	(5.26)

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Utilities
	12/31/2011	7,682	10.10	to	13.67	77,410	2.43	0.75	to	1.50	16.64	to	15.78
	12/31/2010	910	8.66	to	11.80	7,868	2.10	0.75	to	1.50	5.16	to	4.38
	12/31/2009	657	8.23	to	11.31	5,404	4.87	0.75	to	1.50	9.91	to	9.10
	12/31/2008 (1)	250	7.49	to	10.36	1,873	0.71	0.75	to	1.50	(25.09)	to	3.64
ProFund VP Consumer Services
	12/31/2011	2,958	11.58	to	16.41	34,051	-	0.75	to	1.50	4.71	to	3.94
	12/31/2010	689	11.06	to	15.79	7,588	-	0.75	to	1.50	20.49	to	19.60
	12/31/2009	409	9.18	to	13.20	3,739	-	0.75	to	1.50	29.83	to	28.87
	12/31/2008 (1)	-	7.07	to	10.24	-	-	0.75	to	1.50	(29.31)	to	2.44
ProFund VP Pharmaceuticals
	12/31/2011	2,593	11.51	to	13.86	30,683	1.26	0.75	to	1.50	15.27	to	14.42
	12/31/2010	383	9.99	to	12.12	4,002	4.93	0.75	to	1.50	(0.27)	to	(1.01)
	12/31/2009	388	10.02	to	12.24	3,873	1.90	0.75	to	1.50	16.03	to	15.17
	12/31/2008 (1)	-	8.63	to	10.63	-	-	0.75	to	1.50	(13.67)	to	6.28
ProFund VP Small-Cap Value
	12/31/2011	4,213	9.97	to	13.80	41,841	-	0.75	to	1.50	(4.82)	to	(5.52)
	12/31/2010	4,903	10.47	to	14.60	51,169	0.14	0.75	to	1.50	21.19	to	20.30
	12/31/2009	13,995	8.64	to	12.14	120,606	0.07	0.75	to	1.50	19.51	to	18.62
	12/31/2008 (1)	-	7.23	to	10.23	-	-	0.75	to	1.50	(27.71)	to	2.32

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Falling US Dollar
	12/31/2011	1,267	$8.70	to	$9.73	$11,031	-%	0.75%	to	1.50%	(3.45)%	to	(4.16)%
	12/31/2010	711	9.01	to	10.16	6,402	-	0.75	to	1.50	(3.31)	to	(4.03)
	12/31/2009	890	9.32	to	10.58	8,291	7.07	0.75	to	1.50	2.55	to	1.79
	12/31/2008 (1)	696	9.09	to	10.40	6,322	0.25	0.75	to	1.50	(9.08)	to	3.96
ProFund VP Emerging Markets
	12/31/2011	10,882	7.04	to	15.00	76,540	-	0.75	to	1.50	(20.30)	to	(20.89)
	12/31/2010	69,344	8.84	to	18.96	610,714	-	0.75	to	1.50	8.95	to	8.15
	12/31/2009	31,175	8.11	to	17.53	252,291	0.12	0.75	to	1.50	61.15	to	59.96
	12/31/2008 (1)	1,844	5.03	to	10.96	9,271	0.75	0.75	to	1.50	(49.66)	to	9.60
ProFund VP International
	12/31/2011	1,835	6.76	to	11.53	12,601	-	0.75	to	1.50	(14.98)	to	(15.60)
	12/31/2010	2,338	7.95	to	13.66	19,180	-	0.75	to	1.50	7.00	to	6.21
	12/31/2009	1,755	7.43	to	12.87	13,036	0.03	0.75	to	1.50	23.72	to	22.80
	12/31/2008 (1)	222	6.00	to	10.48	1,331	0.22	0.75	to	1.50	(39.96)	to	4.77
ProFund VP Asia 30
	12/31/2011	10,630	6.92	to	13.77	81,683	0.03	0.75	to	1.50	(27.54)	to	(28.07)
	12/31/2010	8,354	9.56	to	19.14	81,645	0.06	0.75	to	1.50	13.06	to	12.22
	12/31/2009	21,498	8.45	to	17.06	181,242	0.80	0.75	to	1.50	53.05	to	51.92
	12/31/2008 (1)	-	5.52	to	11.23	-	-	0.75	to	1.50	(44.78)	to	12.27

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Japan
	12/31/2011	10,811	5.34	to	8.57	57,461	-	0.75	to	1.50	(19.14)	to	(19.74)
	12/31/2010	775	6.61	to	10.67	5,101	-	0.75	to	1.50	(7.23)	to	(7.91)
	12/31/2009	-	7.12	to	11.59	-	-	0.75	to	1.50	9.51	to	8.70
	12/31/2008 (1)	100	6.50	to	10.66	651	-	0.75	to	1.50	(34.97)	to	6.62
ProFund VP Short NASDAQ-100
	12/31/2011	5,313	5.20	to	4.06	27,479	-	0.75	to	1.50	(11.14)	to	(11.80)
	12/31/2010	3,244	5.85	to	4.60	18,959	-	0.75	to	1.50	(21.77)	to	(22.35)
	12/31/2009	493	7.48	to	5.92	3,680	0.32	0.75	to	1.50	(41.10)	to	(41.54)
	12/31/2008 (1)	312	12.69	to	10.13	3,953	0.42	0.75	to	1.50	26.92	to	1.29
ProFund VP U.S. Government Plus
	12/31/2011	9,829	15.64	to	14.18	152,909	0.06	0.75	to	1.50	42.45	to	41.40
	12/31/2010	4,545	10.98	to	10.03	49,697	0.46	0.75	to	1.50	9.30	to	8.49
	12/31/2009	733	10.04	to	9.25	7,340	0.06	0.75	to	1.50	(33.12)	to	(33.62)
	12/31/2008 (1)	3,248	15.02	to	13.93	48,737	1.23	0.75	to	1.50	50.19	to	39.29
ProFund VP Basic Materials
	12/31/2011	5,608	8.11	to	15.52	45,499	0.16	0.75	to	1.50	(16.77)	to	(17.39)
	12/31/2010	16,264	9.74	to	18.79	158,169	0.49	0.75	to	1.50	28.73	to	27.78
	12/31/2009	8,497	7.57	to	14.70	64,162	0.69	0.75	to	1.50	61.17	to	59.97
	12/31/2008 (1)	919	4.69	to	9.19	4,309	0.20	0.75	to	1.50	(53.05)	to	(8.08)

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4.	Financial Highlights (continued)
	Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

	ProFund VP Financials
		12/31/2011	7,052	$5.71	to	$9.53	$40,870	-%	0.75%	to	1.50%	(14.47)%	to	(15.10)%
		12/31/2010	5,925	6.68	to	11.22	39,412	0.27	0.75	to	1.50	10.10	to	9.29
		12/31/2009	4,329	6.07	to	10.27	26,195	1.74	0.75	to	1.50	14.15	to	13.31
		12/31/2008 (1)	3,525	5.32	to	9.06	18,735	-	0.75	to	1.50	(46.85)	to	(9.37)
	ProFund VP Precious Metals
		12/31/2011	24,897	8.44	to	20.87	217,168	-	0.75	to	1.50	(19.82)	to	(20.41)
		12/31/2010	12,201	10.52	to	26.22	129,362	-	0.75	to	1.50	31.94	to	30.97
		12/31/2009	12,187	7.98	to	20.02	97,088	0.84	0.75	to	1.50	34.32	to	33.33
		12/31/2008 (1)	5,132	5.94	to	15.02	30,451	15.29	0.75	to	1.50	(40.61)	to	50.17
	ProFund VP Telecommunications
		12/31/2011	429	9.57	to	12.82	4,752	3.64	0.75	to	1.50	1.11	to	0.36
		12/31/2010	1,248	9.46	to	12.78	11,823	3.00	0.75	to	1.50	14.82	to	13.98
		12/31/2009	1,132	8.24	to	11.21	9,300	14.19	0.75	to	1.50	6.52	to	5.73
		12/31/2008 (1)	35	7.73	to	10.60	273	0.17	0.75	to	1.50	(22.65)	to	6.02
	ProFund VP Mid-Cap
		12/31/2011	12,278	9.99	to	15.26	122,447	-	0.75	to	1.50	(4.90)	to	(5.60)
		12/31/2010	17,429	10.50	to	16.16	182,513	-	0.75	to	1.50	23.12	to	22.22
		12/31/2009	49,112	8.53	to	13.22	417,801	-	0.75	to	1.50	31.89	to	30.91
		12/31/2008 (1)	13,825	6.47	to	10.10	89,296	0.22	0.75	to	1.50	(35.34)	to	1.02

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Short Emerging Markets
	12/31/2011	260	5.95	to	3.50	1,543	-	0.75	to	1.50	9.84	to	9.03
	12/31/2010	200	5.42	to	3.21	1,083	-	0.75	to	1.50	(19.03)	to	(19.63)
	12/31/2009	178	6.69	to	4.00	1,191	-	0.75	to	1.50	(49.10)	to	(49.47)
	12/31/2008 (1)	21	13.15	to	7.91	277	-	0.75	to	1.50	31.51	to	(20.89)
ProFund VP Short International
	12/31/2011	48	7.58	to	5.07	361	-	0.75	to	1.50	1.05	to	0.30
	12/31/2010	1,866	7.50	to	5.06	13,887	-	0.75	to	1.50	(15.33)	to	(15.96)
	12/31/2009	24	8.86	to	6.02	212	-	0.75	to	1.50	(30.80)	to	(31.31)
	12/31/2008 (1)	149	12.80	to	8.76	1,901	-	0.75	to	1.50	28.04	to	(12.39)
Access VP High Yield
	12/31/2011	453	13.55	to	13.94	6,149	0.84	0.75	to	1.50	1.98	to	1.23
	12/31/2010	290	13.29	to	13.77	3,852	12.28	0.75	to	1.50	15.51	to	14.66
	12/31/2009	238	11.50	to	12.01	2,734	10.17	0.75	to	1.50	16.04	to	15.19
	12/31/2008 (1)	-	9.91	to	10.43	-	12.18	0.75	to	1.50	(0.86)	to	4.30
Franklin Templeton VIP Founding Funds Allocation
	12/31/2011	295	13.72	to	13.45	4,037	-	0.75	to	1.50	(2.40)	to	(3.12)
	12/31/2010	-	14.06	to	13.89	-	-	0.75	to	1.50	9.42	to	8.61
	12/31/2009 (1)	-	12.85	to	12.79	-	-	0.75	to	1.50	28.50	to	27.87

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

4.	Financial Highlights (continued)
	Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

	AllianceBernstein Balanced Wealth Strategy
		12/31/2011	837	$13.14	to	$12.88	$10,962	2.45%	0.75%	to	1.50%	(3.78)%	to	(4.49)%
		12/31/2010	-	13.65	to	13.48	-	-	0.75	to	1.50	9.48	to	8.67
		12/31/2009 (1)	-	12.47	to	12.41	-	-	0.75	to	1.50	24.70	to	24.09

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

5.	Administrative and Mortality and Expense Risk Charges
Under some forms of the policies, a sales charge and premium taxes are deducted by TFLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.
Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided.
Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided.

6.	Income Taxes

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).   The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation.  The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC.  Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account.   Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2011

8.	Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

Financial Statements and Schedules – Statutory Basis

Transamerica Financial Life Insurance Company
Years Ended December 31, 2011, 2010 and 2009

TFLIC 2011 SEC.doc

Report of Independent Registered Public Accounting Firm

The Board of Directors
Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial
Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of
Financial Services, which practices differ from U.S. generally accepted accounting principles.
The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance
Company at December 31, 2011 and 2010, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2011.

TFLIC 2011 SEC.doc

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at
December 31, 2011 and 2010, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010 and 2009 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities.

EY
April 11, 2012

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Data)

                                                                           TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

December 31 2011	2010
Liabilities and capital and surplus		
Liabilities:		
Aggregate reserves for policies and contracts:		
Life	$ 785,498	$ 1,163,481
Annuity	6,908,679	6,715,284
Accident and health	120,653	118,911
Policy and contract claim reserves:		
Life	19,491	62,607
Annuity	551	377
Accident and health	15,562	24,711
Liability for deposit-type contracts	64,049	124,817
Other policyholders' funds	870	939
Federal income taxes payable	6,385	–
Transfers (from) to separate accounts due or accrued	(59,547)	42,634
Remittances and items not allocated	167,965	173,769
Asset valuation reserve	101,956	110,118
Interest maintenance reserve	80,537	86,084
Funds held under coinsurance and other reinsurance treaties	241	139
Reinsurance in unauthorized companies	806	1,407
Commissions and expense allowances payable on reinsurance assumed	15,029	10,970
Payable for securities	20,491	528
Payable to parent, subsidiaries and affiliates	22,062	24,029
Derivatives	4,714	12,568
Payable for securities lending	476,053	476,851
Taxes, licenses and fees due or accrued	34,882	26,518
Payable for derivative cash collateral	87,708	35,079
Deferred gain on assumption of reinsurance transaction	20,408	22,834
Other liabilities	12,898	16,926
Separate account liabilities	15,878,363	14,266,237
Total liabilities	24,786,304	23,517,818
Capital and surplus:		
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Aggregate write-ins for other than special surplus funds	27,930	31,476
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,460
Special surplus	4,796	4,581
Unassigned deficit	(342,545)	(243,350)
Total capital and surplus	692,141	794,667
Total liabilities and capital and surplus	$ 25,478,445	$ 24,312,485

See accompanying notes.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Statements of Operations – Statutory Basis
(Dollars in Thousands)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Statements of Operations – Statutory Basis (continued)
(Dollars in Thousands)

See accompanying notes.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis
(Dollars in Thousands)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis (continued)
(Dollars in Thousands)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

December 31, 2011

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC).  Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial
Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United
States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance
Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.  Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

models.  For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or
determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If high credit quality securities are adjusted, the retrospective method is used.  If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the
Company’s occupancy of those properties.  Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan.  Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus;
AVR is not recognized for GAAP.

Subsidiaries:  The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under
GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees)
consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes:  The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 10R,
Income Taxes – Revised, A Temporary Replacement of SSAP No. 10.  Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue
Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill:  Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill.  Excess goodwill is nonadmitted.  Goodwill is amortized over ten years.  Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends:  Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes:  Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities:  For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet.  Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.
These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value.  Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost.  Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships.  The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.  For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.
In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due.  At December 31, 2011 and 2010, the Company excluded investment income due and accrued of $248 and $262, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date.  Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations.  On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities
(SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value).  Derivative instruments used in replication relationships are accounted for on a basis that is

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

consistent with the cash instrument and the replicated asset (amortized cost or fair value).  Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value).  Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of 'A' or better.  The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date.  The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty.  Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability.  These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date.   Swaps that meet
hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S.
dollar (USD) denominated security. These cross currency swap agreements involve

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument.  For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus.
Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.  If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices.
Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products.  These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment.  The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset.  The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame.  Generally, a premium is received by the Company on a periodic basis and recognized in investment income.  In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.  Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date.
Any early terminations are recognized as capital gains or losses.  The Company complies with the specific rules established in AVR for replication transactions.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans.  The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments.  The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios.  The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder.  Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect.  Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.  The Company received variable contract premiums of $4,218,991, $4,117,105 and $2,761,937, in 2011,
2010 and 2009, respectively.  In addition, the Company received $114,076, $92,604 and $73,404, in 2011, 2010 and 2009, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables.
The reserves are calculated using interest rates ranging from 2.00 to 7.25

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year.  For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.  These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

During 2011, the Company implemented a new actuarial valuation system, ARCVAL. This system allows for a more accurate calculation of continuous reserves and the use of select factors in calculating deficiency reserves. As a result

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

of implementing the new system, the Company recorded a decrease in deficiency and non-deduction reserves of $520, which had a corresponding adjustment to unassigned surplus.

During 2010, the Company reported an increase in reserves on account of changes in valuation bases of $3,001.  One of the Company's operating divisions converted from a spreadsheet-based balance rollforward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation using a software package capable of making these calculations.  This change in valuation process resulted in an increase in reserves of $1,144.  The remaining $1,857 increase in reserves corresponds to continued
enhancements to existing valuation platforms as well as ongoing efforts to convert from client based reserves to in-house seriatim calculations using the Prophet valuation system in another of the Company’s operating divisions.  Related to this change was a corresponding decrease in the deferred premium asset of $4,446.  The changes in reserves and deferred premium asset have been charged directly to unassigned surplus.

During 2009, the Company implemented an improved valuation method for SPGA products.  The prior method approximated the reserve using a spreadsheet-based balance rollforward.  The current method is a seriatim valuation using a software package capable of making these calculations.  The change in valuation process resulted in a decrease in reserves in the amount of $4,577.  The change in reserves has been charged directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.  The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2011 and 2010 was $821 and $780, respectively.
The Company incurred $864 and paid $823 of claim adjustment expenses during 2011, of which $343 of the paid amount was attributable to insured or covered events of prior years.  The Company incurred $1,353 and paid $982 of claim adjustment expenses during 2010, of which $427 of the paid amount was attributable to insured or covered events of prior years.  The Company did not increase or decrease the provision for insured events of prior years during 2011 or 2010.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.  Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

The Company's employees participate in various stock appreciation rights (SAR) plans issued by the Company's indirect parent.  In accordance with SSAP No. 13,
Stock Options and Stock Purchase Plans, the expense related to these plans for the

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Company's employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.  No benefit or expense relating to these plans was recorded by the Company for the years ended December 31, 2011 or 2010. The Company recorded a benefit of $15 for the year ended December 31, 2009.  In addition, the Company records an adjustment to paid-in surplus for the income tax benefit related to these plans.  The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2011, 2010 or 2009.

Recent Accounting Pronouncements

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised.  The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited”
(for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition.  The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position and did not require any additional disclosures.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100, Fair Value Measurements, to incorporate the provisions of ASU 2010-06,
Improving Disclosures about Fair Value Measurements. This revision requires, for annual statutory financial statements only, a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed.  The adoption of these revisions had no impact to the
Company’s results of operations or financial position.  See Note 4 for further details.

Effective January 1, 2012, the Company will adopt revisions to SSAP No. 100. These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock.  Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)]
issued by an entity.  This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for r ecognizing a liability for insurance-related assessments and required additional disclosures.  See Note 14 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R – Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR.  The revisions clarify that an AVR/IMR bifurcation analysis should be preformed when SSAP No. 43R securities are sold
(not just as a result of impairment).  These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities.  The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective January 1, 2012, the Company will begin computing current and deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of
SSAP No. 10R and SSAP No. 10, Income Taxes.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  The effect of this statement is not expected to be material to the financial statements.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment
of Liabilities.  As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet.  Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets).  A separate liability is established to record the obligation to return the cash collateral (payable for securities lending).

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

 This change in accounting principle increased assets and liabilities by $476,851 with no impact to surplus.  See Note 10 for further details.

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds).  A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral).  These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $37,735, an increase to liabilities of $37,134 and a net increase to surplus of $601.

Effective December 31, 2010, the Company adopted SSAP No. 100, including recent modifications and clarifications made to the standard.  This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements.  The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position.
See Note 4 for further details.

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  This statement temporarily replaces SSAP No. 10. Under SSAP
No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through l oss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character.  If the
Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of a djusted gross DTAs.  When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs.
The effect of the election of this statement is the difference between the calculation of

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2011, 2010 and 2009.  As a result of this election, surplus increased by $27,930,
$31,476 and $27,585 at December 31, 2011, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2011 financial statements.

Reclassifications

Certain reclassifications have been made to the 2010 and 2009 financial statements to conform to the 2011 presentation.
2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts.  As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP.  There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

The Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations.  No additional net consideration was contemplated upon execution of the novation agreements.  Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations.  SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a party to the agreement. Therefore, the intent

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

of the novation and release appears to be consistent with the application for direct cedents application of the standard; thus, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

3. Accounting Changes and Correction of Errors

The Company incorrectly calculated the mortgages component of the AVR as of December 31, 2010.  The maximum Mortgage Experience Adjustment Factor (MEAF) was used in the calculation when lower factors should have been used.  As a result, the AVR balance was overstated by $6,248.  This was corrected in 2011, and the Company reflected the surplus impact of the correction as a separate change in unassigned surplus within the statement of changes in capital and surplus.

During 2011, the Company determined that too many contracts were novated to TLIC, an affiliated company, in a reinsurance transaction that was effective January 1, 2010.
Correcting this error resulted in a reduction in the initial gain recognized on the novation of $7,765, partially offset by an adjustment to the statement of operations for retention of the policies that should have been retained by the Company of $5,175.  The net amount of $2,590 is reflected as a separate change in unassigned surplus within the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks:  The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  The fair values of bonds and stocks are reported or determined using the following pricing sources:  indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans:   The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short term and long term debt instruments.  The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets:  The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date.  The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.  The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.  For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes:  Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed.
However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the
Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments.  The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services.  In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes.  Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents.  Any changes to their methodologies are noted and reviewed for reasonableness.  In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis.  The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies.  Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value.  The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events.  Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2011 and 2010:

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using broker quotes or internal modeling which utilize inputs that are not market observable.

Common stock in Level 3 is comprised primarily of warrants valued using broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The following tables summarize the changes in assets classified in Level 3 for 2011 and 2010:

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were attributable to securities not carried at fair value as of December 31, 2010 and 2009, subsequently changing to being carried at fair value during 2011 and 2010, respectively.

Transfers out for bonds were attributable to securities being carried at fair value as of December 31, 2010, subsequently changing to being carried at amortized cost during 2011.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009.  The valuation of those warrants changed at
December 31, 2010 to using broker quotes which utilize unobservable inputs.

Transfers out for common stock were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2010, subsequently changing to being valued using third party vendor inputs during 2011.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the
Company held 132 and 161 securities with a carrying amount of $536,070 and $729,807 and an unrealized loss of $87,167 and $99,821 with an average price of 83.7 and 86.3
(fair value/amortized cost).  Of this portfolio, 67.39% and 67.24%

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

were investment grade with associated unrealized losses of $47,520 and $46,368, respectively.

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held
124 and 206 securities with a carrying amount of $500,725 and $1,273,112 and an unrealized loss of $20,188 and $38,798 with an average price of 96.0 and 97.0
(fair value/amortized cost).  Of this portfolio, 85.67% and 96.06% were investment grade with associated unrealized losses of $13,131 and $36,596, respectively.

At December 31, 2011 and 2010, the Company did not hold any common stocks that had been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2011 and 2010 the Company did not hold any common stocks that had been in a continuous loss position for less than twelve months.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2011 and 2010 is as follows:

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The carrying amount and estimated fair value of bonds at December 31, 2011, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2011 the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $169,538 and a carrying value of
$194,412, resulting in a gross unrealized loss of $24,874.  The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening in the sector due to the
European Sovereign debt crisis as well as residual impact from the U.S. financial crisis.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

As a whole, the sub-sector remained volatile in 2011 as financial bail-outs in Greece, Ireland and Portugal led to fears that Italy and Spain may require similar International bail-outs. European banks hold a significant amount of Sovereign debt on their balance sheets.  Subordinated securities, specifically, have become a target for liability management exercises by some European banks as they attempt to raise core Tier 1 ratios to 9% by June 2012, as required by the European Banking Authority.  Deeply subordinated securities became more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the 2008 financial crisis. Furthermore, proposed legislation in the U.S. and Europe could give governments wide discretion to impose “burden sharing” on both senior and subordinated bondholders in order to quickly stabilize or wind-up troubled banks. While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent global legislation on bank capital and liquidity requirements is intended to reduce overall risk in the sector going forward. Furthermore, central banks appear committed to providing liquidity to the market and, as a result, asset write-downs and credit losses have diminished substantially in all but the most troubled countries. The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid.  The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2011.

Subprime Mortgages

At December 31, 2011, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $90,767 and a carrying value of $109,573, resulting in a gross unrealized loss of $18,806. The unrealized loss in the sector is primarily a result of the housing downturn the
United States has experienced since 2007.  Even with the stabilization over the past two years, fundamentals in ABS subprime mortgages continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels.  Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

also categorizes ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are reviewed quarterly.  Model output is generated under base and stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-
value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data and by adjusting those rates for vintage specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral.  Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2011, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $96,630 and a carrying value of
$115,616, resulting in a gross unrealized loss of $18,986.  RMBS are

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

securitizations of underlying pools of residential mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches.  The Company’s RMBS portfolio includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007.  Even with the stabilization over the past two years, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

All RMBS securities of the Company are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios.  The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security.
Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the
Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

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Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The following tables provide the aggregate totals for loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The following loan-backed and structured securities were held at December 31, 2011, for which an OTTI had been previously recognized:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2011 and 2010 is as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Detail of net investment income is presented below:

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

The Company had gross realized losses for the years ended December 31, 2011, 2010 and 2009 of $10,422, $14,212 and $49,705, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Net realized capital gains (losses) on investments are summarized below:

At December 31, 2011 and 2010, the Company had recorded investment in restructured securities of $2,602 and $1,059, respectively. The capital gains (losses) taken as a direct result of restructures in 2011, 2010 and 2009 were $(603), $679 and $(4,847), respectively.  The Company often has impaired a security prior to the restructure date.
These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments were as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

During 2011, the Company issued mortgage loans with interest rates of 4.50% for commercial loans.  The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2011 at the time of origination was 37%.  The Company did not issue any new mortgage loans during
2010.

The Company did not have any impaired loans at December 31, 2011 and 2010.  The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2011 and 2010.  The Company had no average recorded investment in impaired loans during 2011. The average recorded investment in impaired loans during 2010 was $13,959.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms.  Interest income on nonperforming loans generally is recognized on a cash basis.  The Company did not recognize any interest income on impaired loans for the year ended December 31, 2011.  The Company recognized $679 and $266 of interest income on impaired loans for the years ended December 31, 2010 and 2009, respectively.  The Company did not recognize any interest income on a cash basis for the year ended December 31, 2011.  The Company recognized $860 and $358 of interest income on a cash basis for the years ended December 31, 2010 and 2009, respectively.

During 2011 and 2010, there were no mortgage loans that were foreclosed and transferred to real estate.   At December 31, 2011 and 2010, the Company held a mortgage loan loss reserve in the AVR of $5,940 and $45,632, respectively.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

During 2011 and 2010, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

The Company recorded an impairment of $258 during 2009 for its investment in Zero Beta Fund, LLC, an affiliate, due to a decline in the fair value of the underlying investment.
The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur. The write-down is included in net realized capital gains (losses) within the statement of operations.

During 2009, the Company recorded an impairment of $3,381 for its investment in Real Estate Alternatives Portfolio 2, LLC, an affiliate, due to a decline in the fair value of the underlying investment.  The impairment was taken because the decline in fair value of underlying investments of the fund was deemed to be other-than-temporary.  The write-down is included in net realized capital gains (losses) within the statement of operations.

At December 31, 2011, the Company had ownership interest in three LIHTC investments.  The remaining years of unexpired tax credits ranged from five to eleven and the properties were not subject to regulatory review.  The length of time remaining for the holding period ranged from six to fifteen years.  The amount of contingent equity commitments expected to be paid during the years 2012 to 2013 is $8,603.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2010, the Company had ownership interest in one LIHTC investment.  The remaining years of unexpired tax credits were four and the

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

property was not subject to regulatory review.  The length of time remaining for the holding period was seven years.  There were no contingent equity commitments expected to be paid in the future.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized losses from futures contracts in the amount of $38,303, $91,398 and $151,046 for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, the Company had replicated assets with a fair value of $290,280 and $7,003, respectively, and credit default swaps with a fair value of $(2,037)
and $19, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company did not recognize any capital losses related to replication transactions.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps.  As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap.  If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.  As of
December 31, 2011, credit default swaps, used in replicating corporate bonds are as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $124,189 and $56,041, respectively.

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $5,466 and $12,211, respectively.

At December 31, 2011 and 2010, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

Open futures contracts at December 31, 2011 and 2010, were as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

For the years ended December 31, 2011, 2010 and 2009, the Company recorded unrealized gains of $121,858, $39,628 and $36,852, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.  This has been recorded directly to unassigned surplus as an unrealized gain.  The Company did not recognize any unrealized gains or losses during 2011, 2010 or 2009 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2011 and 2010, investments with an aggregate carrying amount of $3,315 and $3,648, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Premiums earned reflect the following reinsurance amounts:

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2011 and 2010 of $1,539,578 and $1,405,493,
respectively.

The Company received reinsurance recoveries in the amounts of $325,524, $268,725 and $248,374 during 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $160,350 and $71,135, respectively.  The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2011 and 2010 of $2,078,316 and $1,540,451, respectively.

The Company would experience no reduction in surplus at December 31, 2011 or 2010 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2011 or 2010.

On April 26, 2011, AEGON N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of AEGON N.V.’s U.S. and international affiliates, all of which remain
AEGON N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company.  As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $474,720 which was included in the statement of operations, and a net of tax gain of $400,760 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

 gains from unassigned surplus into earnings related to these transactions. Additional information surrounding these transactions is outlined below.

Effective August 9, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate.  The Company received recapture consideration of $55,356, recaptured reserves of $293,975, recaptured other assets of $8,586 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $2,297, resulting in a pre-tax loss of $227,736 which has been included in the statement of operations.  Prior to this transaction, the Company amortized $498, net of tax, of the deferred gain related to the initial transaction into earnings with a corresponding charge directly to unassigned surplus in 2011 and $995 on a net of tax basis into earnings in 2010.

Subsequently, effective August 9, 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate.  The Company paid a net reinsurance premium of $549,682, received an initial ceding commission of $219,000, transferred other assets in the amount of $12,548 and released net reserves of $790,263.  The Company paid an experience refund in the amount of $84,770 to an affiliate and released IMR associated with certain business in the amount of $13,086.  These transactions resulted in a net of tax gain of $248,557, which has been credited directly to unassigned surplus.  During 2011, the
Company amortized $7,712, net of tax, of the deferred gain into earnings with a corresponding charge directly to unassigned surplus.

Effective October 1, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to a non-affiliate.  The Company paid recapture consideration of $9,840, recaptured reserves of $402,503, recaptured other net assets of $
10,226 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $230,033, resulting in a pre-tax loss of $172,084, which has been included in the statement of operations.  Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to an affiliate and as a result received cash, transferred other net assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $262,245, which has been credited directly to unassigned surplus.

Effective October 1, 2011, the Company recaptured business that was associated with the divesture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate.  The Company received

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

recapture consideration of $30,305, recaptured reserves of $123,935 and recaptured other assets of $17,964, resulting in a pre-tax loss of $75,666, which has been included in the statement of operations.  Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to a non-affiliate and as a result paid cash, transferred other assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $49,183, which has been credited directly to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divesture of the Transamerica Reinsurance operations from several AEGON N.V.
affiliates.  This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed.  The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divesture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement.
As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties.  The reserves and assets associated with these assignments were $87,665, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

During 2010 the Company entered into assumption reinsurance agreements and a recapture agreement.  As a result the Company recognized pre-tax earnings of $49,551, which includes the 2010 amortization of the deferred gain through the balance sheet of $1,414.  Additional information surrounding these transactions is outlined below.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed policies from an affiliate.  The Company assumed net reserves of
$71,040 and other net assets of $83,170 and received net consideration of $12,118.  This transaction resulted in a net pre-tax gain to the Company of $24,248, which has been reclassified to the balance sheet and presented as a deferred gain, as this transaction was deemed economic.  The deferred gain will be amortized into general insurance expenses over the period in which the Company benefits economically, not to exceed 10 years.  Amortization of the deferred gain during 2011 and 2010 was $2,425 and $1,414, respectively.

During 2010, the Company entered into assumption reinsurance agreements in which the Company ceded term life policies to an affiliate.  Reserves of $64,848, and other assets in the amount of $5,538 were ceded by the Company, with consideration paid of $5,897.  These transactions resulted in a net pre-tax gain to the Company of $53,413, which has been reflected in the statement of operations, as this was deemed an economic transaction.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Effective January 1, 2010, the Company entered into a recapture agreement in which the Company recaptured term life policies from an affiliate.  The Company recaptured life and claim reserves of $6,051 and $80, respectively, and received consideration of $855.  This transaction resulted in a net pre-tax loss to the Company of $5,276, which has been reflected in the statement of operations.

Effective March 31, 2009, the Company recaptured a block of in force universal life secondary guarantee risk that was ceded to TIRe.  Universal life secondary guarantee reserves recaptured were $22,707.  The resulting pre-tax loss of $22,707 was included in the statement of operations.

Effective January 1, 2009, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to assume a block of business covering individual and group supplemental life and accident and health insurance products.  The Company received reinsurance consideration of $1,134 and established reserves of a like amount, resulting in no gain or loss on the transaction.

During 2011, the Company amortized deferred gains from reinsurance transactions occurring prior to 2009 of $1,991 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.  During 2010 and 2009, the Company amortized deferred gains from reinsurance transactions occurring prior to 2009 of $995, for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2010 and 2009.  The goodwill was fully amortized at the end of 2010.  The Company recorded $420 and $502 of goodwill at December 31, 2011 and 2010, respectively.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

7. Income Taxes

The net deferred income tax asset at December 31, 2011 and 2010 and the change from the prior year are comprised of the following components:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The main components of deferred income tax amounts are as follows:

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2011 or 2010.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2011 and 2010 reporting periods.
The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

• 10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
• 10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
• 10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
• 10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
• 10.d. – If the reporting entity’s financial statements and RBC calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b. and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.
• 10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years
• 10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
• 10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
• 10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

Used in SSAP No. 10R, paragraph 10.d.:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP
No. 10R, paragraph 10.b.ii

• XXX denotes breakout between ordinary and capital is not applicable to this information.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The impact of tax planning strategies at December 31, 2011 and 2010 was as follows:

Current income taxes incurred consist of the following major components:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the future losses and

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied.  Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2011.

As of December 31, 2011 and 2010, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2011, 2010 and 2009 of $75,476, $62,534 and $30,721, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2011 and 2010 is $24 and $1,744, respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $24.  The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively.  The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2011, 2010 and 2009 is $(25), $77 and $77, respectively.
The total interest payable balance as of December 31, 2011 and 2010 is $205 and $230, respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years
2009 and 2010.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2011, 2010 and 2009, premiums for participating life insurance policies were $111, $2 and $(2), respectively.  The Company accounts for its policyholder dividends based on dividend scales and experience of the policies.  The Company did not pay any dividends to policyholders during 2011 and 2010.  The
Company paid dividends in the amount of $17 to policyholders during 2009 and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account.
Information regarding the separate accounts of the Company as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  At

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

December 31, 2011 and 2010, the Company’s separate account statement included legally insulated assets of $15,878,424 and $14,267,158, respectively.  The assets legally insulated from general account claims at December 31, 2011 and 2010 are attributed to the following products:

Some separate account liabilities are guaranteed by the general account.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  As of December 31, 2011 and 2010, the general account of the
Company had a maximum guarantee for separate account liabilities of $81,614 and $41,889, respectively.  To compensate the general account for the risk taken, the separate account paid risk charges of $3,487 and $2,394 to the general account in 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the general account of the Company had paid $1,542 and $1,006, respectively, toward separate account guarantees.

At December 31, 2011 and 2010, the Company reported guaranteed separate account assets at amortized cost in the amount of $7,519,161 and $6,673,935, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2.  These assets had a fair value of $7,682,141 and $6,823,370 at December 31, 2011 and 2010,
respectively, which would have resulted in an unrealized gain of $162,980 and $149,435, respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account.  See Note 10 for a discussion of securities lending policies and procedures.  At December 31, 2011 and 2010, securities with a book value of $26,057 and $39,189, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets.
The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets.
However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities.  At December 31, 2011, the Company held collateral from securities lending transactions in the

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

form of cash and on open terms in the amount of $26,595.  This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39.  AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981.  Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors.  The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).  The Company reported a decrease in reserves and an increase in net income of $41,643 at December 31, 2009, related to the adoption of AG 43 and changes in underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October
2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2011 and 2010, the Company had variable annuities with minimum guaranteed benefits as follows:

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

 received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2011 and 2010, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health
Contracts. At December 31, 2011 and 2010, the Company had insurance in force aggregating $14,627,860 and $151,035,580, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of
$108,491 and $116,132 to cover these deficiencies at December 31, 2011 and 2010, respectively.

9. Capital and Surplus

At December 31, 2011 and 2010, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding.  AEGON owns

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

 38,609 shares and TLIC owns 5,566 shares.  Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock.  Dividends are payable annually in December.  The amount of dividends unpaid at December 31, 2011 was $430.  The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year.  The Company cannot make a dividend payment without the prior approval of insurance regulatory authorities in 2012.

On December 21, 2011, the Company paid a preferred stock dividend and a common stock dividend of $3,410 and $296,590, respectively, to its parent companies, AEGON and
TLIC.  Of the common stock dividend amount, $76,057 was considered an ordinary dividend and $220,533 was considered an extraordinary dividend.  Of the total $300,000 preferred and common stock dividends, AEGON received $262,200 and TLIC received $37,800.  On December 23, 2010, the Company paid a preferred stock dividend and a common stock dividend of $3,410 and $196,590, respectively, to its parent companies, AEGON and TLIC.  Of the common stock dividend amount, $87,502 was considered an ordinary dividend and $109,088 was considered an extraordinary dividend.  Of the total $200,000 preferred and common stock dividends, AEGON received $174,800 and TLIC received $25,200.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the minimum
RBC requirements.

On May 2, 2008, the Company received $150,000 from AEGON in exchange for surplus notes.  The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2011, 2010 and 2009 interest payments.  These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company.  In the event of liquidation of the Company, full

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2011 and 2010 is as follows:

The Company held special surplus funds in the amount of $4,796 and $4,581, as of December 31, 2011 and 2010, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program.  The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date.  If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2011 and 2010, respectively, securities in the amount of $459,577 and $463,936 were on loan under securities lending agreements. At December 31, 2011, the collateral the Company received from securities lending was in the form of cash and on open terms.  This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $475,551 and $475,923 at December 31, 2011 and 2010, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

The maturity dates of the reinvested securities lending collateral are as follows:

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions.  Under current conditions, the Company has securities with a par value of $476,139 (fair value of $475,551) that are currently tradable securities that could be sold and used to pay for the $476,290 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

 International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $8, $8 and $8 for the years ended December 31, 2011, 2010 and 2009, respectively.
The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code.
 Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan.
Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.
Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.  The Company’s allocation of benefits expense for the years ended December 31, 2011, 2010 and 2009 was $6, $6 and $5 respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits.  The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level.  The plans are unfunded and nonqualified under the Internal
Revenue Service Code.  In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company.  The Company’s allocation of expense for these plans for each of the years ended December 31, 2011, 2010 and 2009 was negligible.  AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula.  These plans have been accrued or funded as deemed appropriate by management of AEGON and the
Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended
December 31, 2011, 2010 and 2009.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by AEGON as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional
services, in consideration of reimbursement of the actual costs of services rendered.   The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations.  AEGON USA
Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company.  During 2011, 2010 and 2009, the Company paid $23,065, $22,860 and $22,645, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series
Trust.  The Company received $1,688, $1,112 and $696 for these services during 2011, 2010 and 2009, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement.  The Company incurred expenses under this agreement of $4,411, $3,395 and $4,768 for the years ended December 31, 2011, 2010 and 2009, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate.  During 2011, 2010 and 2009, the Company paid
(received) net interest of $11, $(14) and $(58), respectively, to (from) affiliates. At December 31, 2011 and 2010, the Company reported a net amount of $819 and $4,281 due to affiliates, respectively.  Terms of settlement require that these amounts are settled within 90 days.
The Company did not have any short-term intercompany notes receivable at December 31, 2011. At December 31, 2010, the Company had short-term intercompany notes receivable of $30,400 as follows.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.  The short-term intercompany note outstanding at December 31, 2010 was repaid prior to its due date.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations.  Information regarding these entities is as follows:

C-              Claims Payment
B-              Binding Authority
P-              Premium Collection
U-              Underwriting

For years ended December 31, 2011, 2010 and 2009, the Company had $20,974, $21,285 and $24,816, respectively, of direct premiums written by The Vanguard Group, Inc. For the year ended December 31, 2011, the Company did not have any direct premiums written by Vision Financial Corp.  For the years ended December 31, 2010 and 2009, the
Company had $1,766 and $6,638, respectively, of direct premiums written by Vision Financial Corp. The Company had no direct premiums written by Benefit Marketing
Systems, Inc. for the years ended December 31, 2011 and 2010.  For the year ended December 31, 2009 the Company had $8,775 of direct premiums written by Benefit Marketing
Systems, Inc.  For the years ended December 31, 2011, 2010 and 2009, the Company had $17, $33 and $39, respectively, of direct premiums written by League Insurance Agency.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

14. Commitments and Contingencies

The Company had two synthetic GIC contracts in force during 2011.  As of December 1, 2011, these contracts were terminated.  There were no funding requirements during 2011.
The Company had issued synthetic GIC contracts to benefit plan sponsors on assets totaling $179,759 as of December 31, 2010.  A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans.  The plan sponsor retains ownership and control of the related plan assets.  The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows.  In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances.  The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants.  In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching.  The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve was established for the possibility of unexpected benefit payments at below market interest rates of $1,000 at December 31, 2010, but no reserve is established as of December 31, 2011 due to the termination of the contracts.

The Company has contingent commitments of $23,554 and $16,734, at December 31, 2011 and 2010, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $8,603 at December 31, 2011.  There were no LIHTC commitments at December 31, 2010.

There were no private placement commitments outstanding as of December 31, 2011 or 2010.

There were securities in the amount of $20,491 being acquired on a “to be announced” (TBA) basis at December 31, 2011.  There were no securities being acquired on a TBA basis at December 31, 2010.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2011 and 2010, the Company has pledged invested assets with a carrying value of $36,839 and $41,357, respectively, and fair value of $41,209 and $42,175, respectively, in conjunction with these transactions.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

 Company’s balance sheet.  The amount of cash collateral posted as of December 31, 2011 and 2010, respectively, was $87,702 and $35,073.  In addition, securities in the amount of $14,724 and $12,315 were also posted to the Company as of December 31, 2011 and 2010, respectively, which were not included in the financials of the Company.
In accordance with amended SSAP No. 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions.  Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies.  Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance
Guaranty Association.  Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes.  The Company has established a reserve of $34,754 and $24,798 at December 31, 2011 and 2010, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.  The Company had an offsetting premium tax benefit of $16,319 and $16,000 at December 31, 2011 and 2010,
respectively.  The guaranty fund expense (benefit) was $9,674, $8,079 and $(42) for the years ended December 31, 2011, 2010 and 2009, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company did not participate in repurchase or dollar repurchase agreements at December 31, 2011 or 2010.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Data)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio.
There were no securities of NAIC designation 3 or below sold during 2011 and reacquired within 30 days of the sale date.

16. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008.  This item was adjusted for in the 2008 financial statements, and was corrected through federal income tax expense in the 2009 Annual Statement.  The following is a reconciliation of amounts previously reported to the New York Department of Financial Services in the 2009 Annual
Statement, to those reported in the accompanying statutory-basis financial statements:

There were no reconciling items between amounts reported to the New York Department of Financial Services in the 2011 or 2010 Annual Statement and those reported in the accompanying statutory-basis financial statements for 2011 or 2010.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued,
April 11, 2012, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).  As of April 11, 2012, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2011.

TFLIC 2011 SEC.doc

Statutory-Basis Financial
Statement Schedules

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2011

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities			
Bonds:			
United States government and government agencies and authorities	$ 479,351	$ 576,532	$ 479,351
States, municipalities and political subdivisions	172,993	181,464	172,993
Foreign governments	142,423	142,997	142,423
Hybrid securities	123,593	106,662	123,593
All other corporate bonds	6,872,351	7,340,596	6,872,351
Preferred stocks	2,228	2,328	2,228
Total fixed maturities	7,792,939	8,350,579	7,792,939
Equity securities			
Common stocks:			
Industrial, miscellaneous and all other	1,402	4,191	4,191
Total common stocks	1,402	4,191	4,191
Mortgage loans on real estate	601,391		601,391
Policy loans	55,858		55,858
Other long-term investments	63,269		63,269
Cash, cash equivalents and short-term investments	178,103		178,103
Securities lending reinvested collateral assets	476,053		476,053
Receivable for securities	6,185		6,185
Total investments	$ 9,175,200		$ 9,177,989

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Supplementary Insurance Information
(Dollars in Thousands)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

 TFLIC 2011 SEC.doc

Transamerica Financial Life Insurance Company
Reinsurance
(Dollars in Thousands)

TFLIC 2011 SEC.doc

PART C - OTHER INFORMATION
Item 26.                    Exhibits

(a)		Resolution of the Board of Directors of Transamerica establishing the separate account (1)
(b)		Not Applicable
(c)		Distribution of Policies
	(i)	Master Service and Distribution Compliance Agreement (2)
	(ii)	Amendment to Master Service and Distribution Compliance Agreement (3)
	(iii)	Form of Broker/Dealer Supervisory and Service Agreement (3)
	(iv)	Amended and Restated Principal Underwriting Agreement dated January 25, 2005.Principal Underwriting Agreement (13)
	(v)	First Amendment No. 1 to Principal Underwriting Agreement (13)
	(vi)	Amendment No. 2 and Novation to the amended and restated Principal Underwriting Agreement dated May 1, 2007Principal Underwriting Agreement with Transamerica Capital, Inc. (13)
	(vii)	Amendment No. 4 to the amended and restated Principal Underwriting Agreement dated May 1, 2008 (13)
	(viii)	Amendment No. 4 to the amended and restated Principal Underwriting Agreement dated May 1, 2008 (13)
(d)		Policies
	(i)	Specimen Flexible Premium Variable Life Insurance Policy (6)
	(ii)	Children’s Insurance Rider (6)
	(iii)	Disability Waiver of Monthly Deductions Rider (6)
	(iv)	Accidental Death Benefit Rider (6)
	(v)	Primary Insured Rider Plus (6)
	(vi)	Other Insured Rider (6)
	(vii)	Terminal Illness Accelerated Death Benefit Rider (6)
	(viii)	Endorsement – Asset Rebalancing (6)
	(ix)	Endorsement – Dollar Cost Averaging (6)
(e)		Application for Flexible Premium Variable Life Insurance Policy (1)
(f)		Depositor’s Certificate of Incorporation and By-Laws
	(i)	Certificate of Incorporation of AUSA Life (1)
	(ii)	Amended and Restated By-Laws of AUSA Life (1)
(g)		Reinsurance Contracts
(i)
Reinsurance Treaty dated May 1, 1999 Among AUSA Life, Phoenix Home Life Mutual Insurance Company, Swiss Re Life & Health America, Inc., The Lincoln National Life Insurance Company and Transamerica Occidental Life Insurance Company and Amendments Thereto (9)

(h)		Participation Agreements
	(i)	Participation Agreement Among AUSA Life Insurance Company, Inc., Western Reserve Life Assurance Co. of Ohio and WRL Series Fund, Inc. (7)
	(ii)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(iii)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(iv)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(v)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(vi)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(vii)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(viii)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated July 2, 2001 (8)
	(ix)	Amendment No. 4 to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica dated May 1, 2004 (10)
	(x)	Fifth Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica dated July 1, 2004 (10)

	(xi)	Amendment No. 30 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON affiliated Companies dated June 10, 2004 (11)
	(xii)	Amendment No. 31 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON affiliated Companies dated October 22, 2004 (11)
	(xiii)	Amendment No. 32 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated May 1, 2005 (12)
	(xiv)	Amendment No. 33 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated September 1, 2005 (12)
	(xv)	Amendment No. 34 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated May 1, 2006 (13)
	(xvi)	Amendment No. 35 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated July 30, 2007 (13)
	(xvii)	Participation Agreement among ProFunds, Access One Trust, ProFunds Advisors, Inc. and Transamerica dated June 6, 2006. (13)
	(xviii)	Amendment No. 1 to Participation Agreement among ProFunds, Access One Trust, ProFund Advisors, Inc. and Transamerica dated June 1, 2007.(13)
	(xiv)	Amendment No. 2to Participation Agreement among ProFunds, Access One Trust, ProFund Advisors, Inc. and Transamerica dated February 28, 2008. (13)
	(xx)	Amendment to Participation Agreement among AllianceBernstein Variable Products Series Fund, Inc. and Transamerica Financial Life Insurance Co. dated May 1, 2009 (14)
(xxi)
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Co. and Transamerica Capital, Inc. dated May 1, 2009 (14)

	(xxii)	Amendment No. 40 to Participation Agreement between Transamerica Series Trust and Transamerica Financial Life Insurance Co. dated May 1, 2009 (14)
	(xxiii)	Amendment No. 41 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Co. and Monumental Life Insurance Company dated November 1, 2009. (15)
	(xxiv)	Amendment No. 42 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Co. and Monumental Life Insurance Company dated May 1, 2010.(15)
(xxv)
Amendment No. 43 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company and Monumental Life Insurance Company dated August 17, 2010. (16)

	(xxvi)	Amendment No. 44 to Participation Agreement among Transamerica Series Trust, Transamerica Financial Life Insurance Company and Monumental Life Insurance Company dated May 1, 2011.(16)
(i)		Not Applicable
(j)		Not Applicable
(k)		Opinion and Consent of Arthur D. Woods , Esq. as to Legality of Securities Being Registered
(l)		Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered
(m)		Sample Hypothetical Illustration (10)
(n)		Other Opinions:
	(i)	Written Consent of Ernst & Young LLP
(o)		Not Applicable
(p)		Not Applicable
(q)	(i)	Memorandum describing issuance, transfer and redemption procedures (14)
(r)		Powers of Attorney
Peter Kunkel (14)
William Brown, Jr. (14)
John T. Mallett (14)
Steven E. Frushtick (14)
Peter P. Post (14)
Colette F. Vargas (14)
Elizabeth Belanger (14)
Marc Cahn (17)
Eric J. Martin (17)

___________________________________
(1)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form S-6 Registration Statement dated October 20, 1997 (File No. 33-86696) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
(4)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated April 18, 2001 (File No. 333-38343) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Registration Statement to Form S-6 dated June 24, 1998 (File No. 333-38343) and is incorporated herein by reference.
(6)	This exhibit was previously filed on Initial Registration Statement to Form S-6 Registration Statement dated October 21, 1997 (File No. 333-38343) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Pre-Effective Amendment No. 3 to Form S-6 Registration Statement dated June 23, 1998 (File No. 33-86696) and is incorporated herein by reference.
(8)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form S-6 Registration Statement dated April 21, 2000 (File No. 333-38343) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated February 20, 2003 (File No. 333-61654) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated July 14, 2004 (File No. 333-113442) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated April 14, 2005 (File No. 333-61654) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-6 Registration Statement dated April 13, 2006 (File No. 333-61654) and is incorporated herein by reference.
(13)	This exhibit was previously filed on Post-Effective Amendment No. 8 to Form N-6 Registration Statement dated April 25, 2008 (File 333-113442) and is incorporated herein by reference.
(14)	This exhibit was previously filed on Post-Effective Amendment No. 12 to Form N-6 Registration Statement dated April 29, 2009 (File No. 333-61654) and is incorporated herein by reference.
(15)	This exhibit was previously filed on Post-Effective Amendment No. 13 to Form N-6 Registration Statement dated April 22, 2010 (File No. 333-61654) and is incorporated herein by reference.
(16)	This exhibit was previously filed on Post-Effective Amendment No. 14 to Form N-6 Registration Statement dated April 20, 2011 (File No. 333-61654) and is incorporated herein by reference.
(17)	This exhibit was previously filed on Post-Effective Amendment No. 12 to Form N-6 Registration Statement dated April 20, 2012 (File No. 333-113442) and is incorporated herein by reference.

Item 27.                    Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Peter Kunkel	(2)	Chairman of the Board and President
William Brown, Jr.	(3)	Director
John T. Mallett	(1)	Director
Steven E. Frushtick	(4)	Director
Peter P. Post	(5)	Director
Colette F. Vargas	(1)	Director and Chief Actuary
Elizabeth Belanger	(1)	Director
Marc Cahn	(6)	Director, Vice President, Division General counsel, and Assistant Secretary
Eric J. Martin	(2)	Controller
(1)	440 Mamaroneck Avenue, Harrison, NY 10528
(2)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(3)	14 Windward Avenue, White Plains, New York 10605
(4)	500 Fifth Avenue, New York, New York 10110
(5)	415 Madison Avenue, New York, New York 10017
(6)	24 Prime Park Way, Natick, MA 01760

Item 28.   Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	AEGON USA Realty Advisors, LLC is the non-owner Manager	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada
AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock.  TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.
Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.
Authorized business:  Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.4675%) ; Monumental Life Insurance Company (8.5325%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Diversified Retirement Corporation	Delaware	100% AUSA Holding Company	Registered investment advisor
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LLC	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware
 Members: Garnet Community Investments, LLC (0.01%); ~~I~~ NG USA Annuity and Life Insurance company, a non-affiliate of AEGON  (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).
Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments XXVI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware
Members:  Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON:  Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)
Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware
Members:  Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON:  USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)
Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
IWA Commercial Venture, LLC	Georgia	Sole Member - Investors Waranty of America, Inc.	Maintain property tax abatement
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda
Partners are:  Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON:  XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.
Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	California
General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner).  General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.
Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company
To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund adviser
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa
676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation;  30,564 shares of Preferred Stock owned by AEGON USA, LLC
Insurance
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments
Yarra Rapids Management, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Company organized for the intention of real estate investments but no business at this time
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (74.0181%);  Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%).  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments.

Item 29.                 Indemnification

Provisions exist under the New York Law, the Articles of Incorporation of Transamerica and the Amended and Restated By-Laws of Transamerica whereby Transamerica may indemnify certain persons against certain payments incurred by such persons.  The following excerpts contain the substance of these provisions.

New York Business Corporation Law

Section 722.                      Authorization for indemnification of directors and officers

(a)           A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)           The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)           A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, this testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnify for such portion of the settlement amount and expenses as the court deems proper.

(d)           For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Amended and Restated Bylaws

ARTICLE II

DIRECTORS AND THEIR MEETINGS

SEC. 7.                      Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney's fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties.  The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter of controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct.  The amount to be paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law.  Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                    Principal Underwriter

(a)         Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA M, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA N, Separate Account VA BNY, Separate Account VA HNY, Separate Account VA PP, Separate Account VA QNY, Separate Account VA QQ, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B.  These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E.  This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)             Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
David W. Hopewell	(1)	Director
David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer
Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Vice President
Elizabeth Belanger	(4)	Assistant Vice President
Margaret A. Cullem-Fiore	(5)	Assistant Vice President
Dennis P. Gallagher	(5)	Assistant Vice President
Shelley A. Mossman	(1)	Assistant Vice President
Christy Post-Rissin	(5)	Assistant Vice President
Brenda L. Smith	(5)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Lisa Wachendorf	(1)	Assistant Vice President
Arthur D. Woods	(5)	Assistant Vice President
Carrie N. Powicki	(2)	Secretary
Karen R. Wright	(3)	Treasurer
Karen D. Heburn	(5)	Vice President
Wesley J. Hodgson	(2)	Vice President

(1)       4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(2)       4600 S Syracuse St, Suite 1100, Denver, CO  80237-2719
(3)       100 Light Street, Floor B1, Baltimore, MD  21202
(4)       440 Mamaroneck Avenue, Harrison, NY  10528
(5)       570 Carillon Parkway, St. Petersburg, FL  33716

(c)         Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions (1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.		0	$ 1,029,706.69	0

(1)	Fiscal Year 2011

* TCI passes through any commissions paid to it to the selling firms and does not retain any portion of such payments.

Item 31.                  Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at 440 Mamaroneck Avenue, New York  10528, 4800 140th Avenue North, Clearwater, Florida  33762, or 12855 Starkey Road, Largo, Florida  33773.

Item 32.                  Management Services

Not Applicable

Item 33.                  Fee Representation Undertakings

Transamerica hereby represents that the fees and charges deducted under the TFLIC Freedom Elite Builder II Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on the 2 0th day of April, 201 2 .

TFLIC SERIES LIFE ACCOUNT
Registrant

By: /s/ Peter G. Kunkel
Peter G. Kunkel*/ Chairman of the Board and President

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

By: /s/ Peter G. Kunkel
Peter G. Kunkel Chairman of the Board and President*/of Transamerica Financial Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature and Title		DATE

/s/ Peter G. Kunkel Peter G.Kunkel*_/	Chairman of the Board and President*	April 20, 2012

/s/ William Brown, Jr. William Brown, Jr. *_/	Director	April 20, 2012

/s/John T. Mallett John T. Mallett*_/	Director and Vice President	April 20, 2012

/s/ Steven E. Frushtick Steven E. Frushtick*_/	Director	April 20, 2012

/s/Peter P. Post Peter P. Post*_/	Director	April 20, 2012

/s/Colette F. Vargas Colette F. Vargas*_/	Director and Chief Actuary	April 20, 2012

/s/ Elizabeth Belanger Elizabeth Belanger*_/	Director and Vice President	April 20, 2012

/s/Marc Cahn Marc Cahn*-/	Director, Vice President, Division General counsel, and Assistant Secretary	April 20, 2012

/s/Eric J. Martin Eric J. Martin*-/	Controller	April 20, 2012

/s/ Arthur D. Woods
*_/ Signed by Arthur D. Woods, Esq., as Attorney-In-Fact pursuant to powers of attorney previously filed

Exhibit Index

Exhibit                           Description
No.                           of Exhibit

26(k).	Opinion and Consent of Arthur D. Woods, Esq. as to Legality of Securities Being Registered
26(l) Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered
26(n)(i)        Written Consent of Ernst & Young LLP

26(k)

Opinion and Consent of Arthur D. Woods, Esq. as to Legality of Securities Being Registered

INSERT OPINION

26(l)

Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered

INSERT OPINION

26(n)(i)

Written Consent of Ernst & Young LLP

INSERT CONSENT